Pilgrim(SM)
-------
FUNDS FOR SERIOUS INVESTORS



                                                                 Annual Report
                                                        Classes: A, B, C and I

                                                              October 31, 1999


                                                       Pilgrim Mayflower Trust

                                                   Pilgrim Growth + Value Fund
                                              Pilgrim International Value Fund
                                           Pilgrim Emerging Markets Value Fund
                                          Pilgrim Research Enhanced Index Fund
                                                  Pilgrim Income & Growth Fund
                                             Pilgrim High Total Return Fund II
                                                Pilgrim High Total Return Fund

PILGRIM MAYFLOWER TRUST
ANNUAL REPORT
OCTOBER 31, 1999

Dear Shareholder:

We are pleased to present the Annual Report for the Pilgrim Mayflower Trust (formerly the Northstar Trust) for the year ended October 31, 1999. On October 29th, ReliaStar Financial Corp., parent of Northstar Holding Inc., purchased Pilgrim Capital Corporation and merged Pilgrim's investment management and distribution operations into Northstar's. All of the entities and the funds we now manage and distribute have been renamed as Pilgrim. The combined entities now manage over $13.4 billion of assets including 32 open-end funds, one closed-end fund, ten structured finance vehicles, several variable annuity portfolios and other private accounts.

As a result of the acquisition of Pilgrim by ReliaStar, our open-end family of funds has grown to $7.6 billion in assets under management, with funds covering most asset classes and investment styles. The Pilgrim Funds now include twelve domestic equity funds, seven international equity funds, nine fixed income funds and four equity and income blend funds. Each fund is offered in several share classes, with varying sales charges designed to meet the investor's individual needs.

At Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. Pilgrim prides itself on providing a broad range of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.

Sincerely,


/s/ Robert W. Stallings


Robert W. Stallings
President and Chief Executive Officer
Pilgrim Mayflower Trust




November 29, 1999

(This Page Left Blank Intentionally)

PILGRIM
GROWTH + VALUE FUND


The Markets

     o The trailing twelve months ended October 31, 1999 generated significant gains for most investors. Once again large cap stocks finished ahead of small caps for the period. The S&P 500(1) generated a return of 25.67% over the past twelve months, the Russell 2000(2) was up 14.87% while the NASDAQ Composite(3) surged 67.46% for the same period.

     o Small caps suffered dramatically during the first quarter of 1999 with the Russell 2000 down 5.41%, however they came roaring back in the second quarter with a return of 15.55% for the quarter. The significance of the sudden resurgence of small capitalization stocks is that the breadth and power of the overall stock market has broadened out. This is a very bullish event, because it is a signal that the stock market is no longer focusing on blue chip and index investments.

     o Interest rates continued to drift higher over the course of the year, with the greatest impact on the market occurring during the third quarter. With investor worries escalating over the future prospects of inflation, the S&P 500 and the Russell 2000 suffered losses in excess of 6%.

     o During the third quarter, investors gravitated towards technology stocks, which continued to demonstrate accelerating earnings momentum. Corporate earnings are now accelerating and earnings for the entire stock market are expected to be quite strong over the next two quarters.

The Fund

     o The Fund returned 89.27%, 87.95%, and 87.85% for Class A, B, and C shares, respectively, for the fiscal year ended October 31, 1999. The Russell 2000 Index returned 14.87% for the same period.

     o Over the period, Navellier continued to reduce the median market capitalization of the Fund. Small cap stocks continue to post better earnings growth than the large capitalization stocks and are benefiting from an exceptionally strong U.S. economy. Weaker foreign demand for U.
       S. products and a strong U.S. dollar hindered the profits of many large multi-national companies in the S&P 500.

     o Overall, tech stocks led the way for the Fund. The top performing stocks for the twelve month period included: VISX Inc., CMG Information, Gemstar International, Qlogic Corp. and BroadVision Inc. Amongst the under-performing stocks were: K-Swiss Inc., Icos Corp., Electronics For Imaging, Andrx Corp. and Colorado Medtech.

Current Strategy

     o Currently, the earnings environment is ideal. Not only are corporate profits strong, but also the analyst community is forecasting that corporate earnings will get even stronger over the next couple of quarters. We believe strong corporate earnings combined with stable interest rates, and a lessening of Y2K fears, has set the stage for a powerful year-end rally.

     o Technology stocks now dominate the Fund. As these stocks become increasingly risky, we will trim our positions and lower our technology exposure. The stock market is now being led by stocks with the strongest earnings momentum. We will continue to realign the Fund in order to capitalize on stocks with growing sales and earnings, while remaining in positions with strong earnings momentum.

     o We will continue focusing our investment process on growth characteristics. Our model continues to demand that the Fund invest in companies that are fundamentally superior to the broader market. As this strong growth market develops, Navellier has de-emphasized some of the value characteristics screened by our model.


---------------------------------------------------------------------------------------------
Fund Information (All data are as of 10/31/99)                  Total Net Assets $392,842,356
---------------------------------------------------------------------------------------------


Top 10 Holdings
Name                                 % Fund
1    Macromedia, Inc.                  5.7%

2    Applied Micro Circuits Corp.      4.0

3    Broadvision, Inc.                 4.0

4    Emulex Corp.                      4.0

5    Adobe Systems, Inc.               3.9

6    Powerwave Technologies, Inc.      3.5

7    Gemstar International Group Ltd.  3.3

8    Qlogic Corp.                      3.2

9    In Focus Systems, Inc.            3.0

10   Adaptec, Inc.                     2.9
                                     -----
                                      37.5%
                                     =====
Top 5 Industries
(by percentage of net assets)


Computer Software             12.2%


Computer Communications       10.9%


EDP Peripherals                9.5%


Semiconductor                  8.3%


Telecommunications
Equipment                      7.9%


SEC Average Annual Rates of Return
(at maximum applicable sales charge)
--------------------------------------------------------------------------------
               Inception             5 years             1 year
--------------------------------------------------------------------------------
Class A         24.61%                 N/A               80.29%
--------------------------------------------------------------------------------
Class B         25.12%                 N/A               82.95%
--------------------------------------------------------------------------------
Class C         25.75%                 N/A               86.85%
--------------------------------------------------------------------------------

Cumulative Total Return
(do not reflect sales charge)
--------------------------------------------------------------------------------
               Inception             5 years             1 year
--------------------------------------------------------------------------------
Class A        100.92%                 N/A               89.27%
--------------------------------------------------------------------------------
Class B         96.68%                 N/A               87.95%
--------------------------------------------------------------------------------
Class C         96.58%                 N/A               87.85%
--------------------------------------------------------------------------------


Past performance is no guarantee of future results.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economic, and political risks not found in investments that are solely domestic. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price variability than investing in stocks of larger companies.

PILGRIM
GROWTH + VALUE FUND


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PILGRIM GROWTH + VALUE FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.(5)

         In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended October 31, 1999, with all distributions reinvested in shares. The average annualized total return for Class A shares of 24.61% for the period since the Fund's inception of November 18, 1996 reflects payment of the maximum sales charge of 4.75%. Average annualized total return of 25.12% and 25.75% since inception for Class B and Class C shares of November 18, 1996, respectively, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance. Investment return and principal value will fluctuate. Fund shares when redeemed may be worth more or less than their original cost.


                     Pilgrim Growth + Value Fund -- Class A


                           Average Annual Total Return
                                  1-Year 80.29%
                             Since Inception 24.61%


                 S&P 500        Lipper Growth      Class A Growth + Value
11/18/96          10000             10000                    9525
                  10734             10632                    9524
                  10503             10430                    9257
                  11147             10978                    9495
                  11213             10893                    9019
                  10735             10395                    8762
                  11362             10852                    8952
                  12028             11603                    9714
                  12550             12036                   10286
                  13530             13034                   11248
                  12754             12553                   11324
                  13432             13270                   12400
10/31/97          12969             12842                   11571
                  13547             13137                   11238
                  13760             13359                   10933
                  13900             13449                   10759
                  14879             14397                   11504
                  15622             15012                   12173
                  15764             15173                   12085
                  15467             14799                   11456
                  16077             15439                   11911
                  15890             15275                   11553
                  13573             12822                    9248
                  14420             13677                    9965
10/31/98          15578             14624                   10110
                  16499             15496                   11117
                  17429             16791                   12870
                  18144             17508                   14322
                  17558             16911                   13286
                  18240             17646                   14933
                  18932             18093                   15853
                  18459             17740                   15068
                  19464             18789                   16530
                  18840             18325                   16201
                  17662             18117                   16831
                  17157             17815                   16869
10/31/99          18231             18912                   19135



S&P 500                    Lipper Growth(4)              Class A Growth + Value



                     Pilgrim Growth + Value Fund -- Class B

                           Average Annual Total Return
                                  1-Year 82.95%
                             Since Inception 25.12%


                 S&P 500        Lipper Growth        Class B Growth + Value
11/18/96          10000             10000                    10000
                  10734             10632                    10000
                  10503             10430                     9720
                  11147             10978                     9960
                  11213             10893                     9460
                  10735             10395                     9190
                  11362             10852                     9380
                  12028             11603                    10170
                  12550             12036                    10770
                  13530             13034                    11760
                  12754             12553                    11830
                  13432             13270                    12950
10/31/97          12969             12842                    12080
                  13547             13137                    11730
                  13760             13359                    11400
                  13900             13449                    11217
                  14879             14397                    11979
                  15622             15012                    12661
                  15764             15173                    12569
                  15467             14799                    11908
                  16077             15439                    12376
                  15890             15275                    12000
                  13573             12822                     9600
                  14420             13677                    10332
10/31/98          15578             14624                    10464
                  16499             15496                    11502
                  17429             16791                    13312
                  18144             17508                    14807
                  17558             16911                    13729
                  18240             17645                    15407
                  18932             18093                    16352
                  18459             17740                    15529
                  19464             18789                    17034
                  18840             18325                    16678
                  17662             18117                    17318
                  17157             17815                    17359
10/31/99          18231             18912                    19668


S&P 500                    Lipper Growth                Class B Growth + Value


                     Pilgrim Growth + Value Fund -- Class C

                           Average Annual Total Return
                                  1-Year 86.85%
                             Since Inception 25.75%


                 S&P 500        Lipper Growth         Class C Growth + Value
11/18/96          10000             10000                     10000
                  10734             10632                     10000
                  10503             10430                      9720
                  11147             10978                      9960
                  11213             10893                      9460
                  10735             10395                      9190
                  11362             10852                      9380
                  12028             11603                     10170
                  12550             12036                     10770
                  13530             13034                     11760
                  12754             12553                     11830
                  13432             13270                     12960
10/31/97          12969             12842                     12080
                  13547             13137                     11730
                  13760             13359                     11400
                  13900             13449                     11207
                  14879             14397                     11979
                  15622             15012                     12661
                  15764             15173                     12569
                  15467             14799                     11898
                  16077             15439                     12366
                  15890             15275                     11990
                  13573             12822                      9590
                  14420             13677                     10332
10/31/98          15578             14624                     10464
                  16499             15496                     11502
                  17429             16791                     13302
                  18144             17508                     14807
                  17558             16911                     13718
                  18240             17645                     15396
                  18932             18093                     16342
                  18459             17740                     15529
                  19464             18789                     17023
                  18840             18325                     16668
                  17662             18117                     17308
                  17157             17815                     17349
10/31/99          18231             18912                     19657




S&P 500                    Lipper Growth                 Class C Growth + Value


(1.) The  Standard  & Poors  500  Index is a widely  recognized  index of common stock. Index returns do not reflect fees, brokerage commissions or other expenses of investing. Returns for Standard & Poors 500 Index are based on average annual returns, and include reinvestment of dividends and distributions, if any.

(2.) The Russell 2000 Index measures the performance of small companies.

(3.) The NASDAQ Composite Index measures the performance of all issues listed in
     the  NASDAQ  stock  market,  except  for  rights,   warrants,   units,  and
     convertible debentures.

(4.) The Lipper Growth Fund Index is calculated using an equally weighted aggregative composite of the top 30 Funds by net asset size. This index is released quarterly.

(5.) Sales charges reflected below represent those sales charges in effect as of October 31, 1999. Effective November 1, 1999 the sales charge schedule has been changed to conform with similar Funds in the Pilgrim Fund Family, and can be found in the related Pilgrim Fund prospectus.

All indices are unmanaged.

PILGRIM GROWTH + VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                                        Shares              Value
---------------------------------------------------------------------------------------------------------
Common Stocks - 95.28%
Advertising - 1.63%
Valassis Communications, Inc. @                                                148,600        $ 6,389,800
                                                                                              -----------
Capital Goods - 1.83%
The DII Group, Inc. @                                                          200,100          7,203,600
                                                                                              -----------
Cellular Telephone - 2.07%
Western Wireless Corp. @                                                       153,800          8,132,175
                                                                                              -----------

Clothing/Shoe/Accessory Stores - 1.41%
Factory 2-U Stores, Inc. @                                                     216,900          5,530,950
                                                                                              -----------
Communication Services - 3.54%
Powerwave Technologies, Inc. @                                                 214,000         13,923,375
                                                                                              -----------
Computer Communications - 10.92%
Adaptec, Inc. @                                                                254,600         11,457,000
Applied Micro Circuits Corp. @                                                 200,200         15,578,062
Emulex Corp. @                                                                 101,700         15,858,844
                                                                                              -----------
                                                                                               42,893,906
                                                                                              -----------
Computer Software - 12.19%
Adobe Systems, Inc.                                                            221,400         15,484,162
Macromedia, Inc. @                                                             348,600         22,462,912
Mercury Interactive Corp. @                                                    122,700          9,954,038
                                                                                              -----------
                                                                                               47,901,112
                                                                                              -----------
Diversified Commerical Services - 1.44%
Catalina Marketing Corp. @                                                      60,500          5,664,312
                                                                                              -----------
Diversified Electronic Products - 3.30%
Gemstar International Group Ltd. @                                             149,400         12,979,125
                                                                                              -----------
EDP Peripherals - 9.49%
Electronics for Imaging, Inc. @                                                215,900          8,703,469
In Focus Systems, Inc. @                                                       598,600         11,859,762
MTI Technology Corp. @                                                         248,600          4,210,663
QLogic Corp. @                                                                 120,000         12,495,000
                                                                                              -----------
                                                                                               37,268,894
                                                                                              -----------
EDP Services - 0.68%
4Front Technologies, Inc. @                                                    195,900          2,669,138
                                                                                              -----------
Electronic Components - 4.05%
Power Integrations, Inc. @                                                     103,000         10,499,562
SanDisk Corp. @                                                                 89,100          5,401,688
                                                                                              -----------
                                                                                               15,901,250
                                                                                              -----------
Electronic Production/Equipment - 2.06%
Helix Technology Corp.                                                         200,400          8,078,625
                                                                                              -----------
Generic Drugs - 1.78%
Andrx Corp. @                                                                  146,300          6,985,825
                                                                                              -----------
Health Technology - 2.65%
MedImmune, Inc. @                                                               93,100         10,427,200
                                                                                              -----------
Industrial - 2.12%
Optical Coating Laboratory, Inc.                                                77,800          8,314,875
                                                                                              -----------
Industrial Machinery/Component - 0.84%
NUR Macroprinters Ltd. @                                                       413,400          3,281,363
                                                                                              -----------
Insurance Broker/Services - 2.12%
E.W. Blanch Holdings, Inc.                                                     128,400          8,313,900
                                                                                              -----------
Internet Services - 3.99%
BroadVision, Inc. @                                                            213,000         15,682,125
                                                                                              -----------

PILGRIM GROWTH + VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                       Shares/Principal Amount              Value
---------------------------------------------------------------------------------------------------------
Medical Electronics -- 2.19%
VISX, Inc. @                                                                   137,500        $ 8,602,344
                                                                                              -----------
Medical Specialties -- 3.85%

ArthroCare Corp. @                                                              90,100          6,532,250
MiniMed, Inc. @                                                                113,300          8,589,556
                                                                                              -----------
                                                                                               15,121,806
                                                                                              -----------
Metal Fabrications -- 3.16%
CommScope, Inc. @                                                              193,000          7,695,875
Mobile Mini, Inc. @                                                            217,100          4,735,494
                                                                                              -----------
                                                                                               12,431,369
                                                                                              -----------
Precision Instruments -- 1.70%
Waters Corp. @                                                                 125,800          6,683,125
                                                                                              -----------
Savings & Loan -- 0.08%
PDS Financial Corp. @                                                          152,955            334,589
                                                                                              -----------
Semiconductor -- 8.31%
Alpha Industries, Inc.                                                         160,500          8,867,625
Galileo Technology Ltd. @                                                      290,800          6,652,050
Semtech Corp. @                                                                166,800          6,390,525
TriQuint Semiconductor, Inc. @                                                 134,000         10,720,000
                                                                                              -----------
                                                                                               32,630,200
                                                                                              -----------
Telecommunications Equipment -- 7.88%
ANTEC Corp. @                                                                  124,000          6,014,000
CIDCO, Inc. @                                                                  435,900          5,557,725
Harmonic, Inc. @                                                               106,800          6,341,250
RF Micro Devices, Inc. @                                                        94,200          4,863,075
Scientific-Atlanta, Inc.                                                       142,900          8,181,025
                                                                                              -----------
                                                                                               30,957,075
                                                                                              -----------
Total Common Stocks
(cost $278,307,985)                                                                           374,302,058
                                                                                              -----------
Total Investment Securities -- 95.28%
(cost $278,307,985)                                                                           374,302,058
Repurchase Agreement -- 3.08%
Agreement  with State  Street  Bank and Trust  bearing  interest  at 5.07% dated
10/29/99,   to  be  repurchased  11/01/99  in  the  amount  of  $12,119,118  and collateralized  by $11,940,000  U.S.  Treasury Bonds,  6.50% due 5/31/01,  value
$12,357,900
(cost $12,114,000)                                                         $12,114,000         12,114,000
Other assets less liabilities -- 1.64%                                                          6,426,298
                                                                                              -----------
Net Assets -- 100.00%                                                                        $392,842,356
                                                                                              ===========

@ Non-income producing security.

See accompanying notes to financial statements.

PILGRIM
INTERNATIONAL VALUE FUND


The Markets

     o The international markets were up over the six-month period ended October 31, 1999. The MSCI Europe Australasia Far East Index1 (EAFE) rose 23.03% for the period. India was the best performing market for the period, rising over 39.22% in dollar terms, while Colombia was the worst performing market, declining over 33.30% in dollar terms.

     o The Far East continues to benefit from economic recovery and aggressive corporate restructuring. The Asian equity-market rally was broad-based, with nearly every major market up over 20% for the period with the exception of Hong Kong. Latin American markets, however, declined, over continued concerns regarding the direction of U.S.
       interest rates.

The Fund

     o The Fund returned 32.55%, 31.55%, and 31.50% for Class A, B, and C shares, respectively, for the fiscal year ended October 31, 1999. The Lipper Index of International Equity Funds2 returned 23.05%.

     o Japanese holdings were the most significant contributors to the Fund's performance, followed by France, Germany, Singapore, Mexico and South Africa. Holdings in the United Kingdom were the largest detractors from performance. On a sector basis, Capital Equipment and Materials had the strongest results.

     o Our largest regional commitments continue to be in Europe and Asia. Banking and Telecommunications remain the most concentrated industry holdings

Current Strategy

     o Non U.S. markets represent at least two-thirds of the overseas capital markets. Non-U.S. firms dominate the world's major company sectors. Of the globe's 10 largest Beverage, Electronics, Gas and Electric, Insurance, Chemical, Metal, Machinery and Equipment and Banking Companies, most of them per category are foreign owned.

     o Foreign markets continue to be misunderstood by domestic analysts and investors. This lack of understanding of the intrinsic worth of many offshore businesses is a distinct advantage to the value investor. The ability to normalize the balance sheets of non U.S. companies to U.S.
       accounting standards allows your fund managers to discover under priced businesses overlooked by others.

     o This method of portfolio management can establish a true value of a business and what the stock price should be. The next step is to then find companies that are trading appreciably below the established value. Once these undervalued businesses are found, they are purchased and held generally for 3 to 5 years or until their price reflects their value. There is little focus on top-down macroeconomic evaluations or forecasts in structuring the Fund. In most cases, country and industry exposure is ultimately the residual of the purchase of individual businesses that meet the strict value criteria.


---------------------------------------------------------------------------------------------------------
Fund Information (All data are as of 10/31/99)                            Total Net Assets $1,040,913,097
---------------------------------------------------------------------------------------------------------

Top 10 Holdings
Name                                     % Fund
1    Kyocera Corp.                         4.0%

2    Deutsche Telekom AG                   3.7

3    Hitachi Ltd.                          3.6

4    Alcatel Alsthom SA                    3.4

5    HSBC Holdings                         3.4

6    Total Fina                            3.4

7    Telefonos de Mexico SA                3.1

8    DBS Group Ltd.                        3.0

9    Tokio Marine & Fire Insurance Co.     3.0

10   ING Groep NV.                         2.6
                                         -----
                                          33.2%
                                         =====


Top 5 Industries
(by percentage of net assets)




Telecommunications            16.4%


Banking                       10.5%


Insurance                      9.5%


Electrical & Electronics       8.8%


Machinery & Engineering        6.9%




SEC Average Annual Rates of Return
(at maximum applicable sales charge)
--------------------------------------------------------------------------------
                    Inception           5 years             1 year
--------------------------------------------------------------------------------
Class A              16.76%               N/A               26.28%
--------------------------------------------------------------------------------
Class B              18.21%               N/A               26.55%
--------------------------------------------------------------------------------
Class C              17.24%               N/A               30.50%
--------------------------------------------------------------------------------


Cumulative Total Return
(do not reflect sales charge)
--------------------------------------------------------------------------------
                    Inception           5 years             1 year
--------------------------------------------------------------------------------
Class A             116.27%               N/A               32.55%
--------------------------------------------------------------------------------
Class B              55.95%               N/A               31.55%
--------------------------------------------------------------------------------
Class C             109.82%               N/A               31.50%
--------------------------------------------------------------------------------



Past performance is no guarantee of future results.

Principal Risk Factor(s): International investing does pose special risks including currency fluctuation, economic, and political risks not found in investments that are solely domestic. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price variability than investing in stocks of larger companies.

PILGRIM
INTERNATIONAL VALUE FUND



COMPARISON  OF  CHANGE  IN  VALUE  OF  A  $10,000   INVESTMENT  IN  THE  PILGRIM
INTERNATIONAL VALUE FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.3

         In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended October 31, 1999, with all distributions reinvested in shares. The average annualized total return for Class A shares of 16.76% for the period since the Fund's inception of March 6, 1995 reflects payment of the maximum sales charge of 4.75%. Average annualized total return of 18.21% and 17.24% since inception for Class B and Class C shares of April 18, 1997 and March 6, 1995, respectively, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance. Investment return and principal value will fluctuate. Fund shares when redeemed maybe worth more or less than their original cost.




                  Pilgrim International Value Fund -- Class A


                          Average Annual Total Return
                                 1-Year 26.28%
                             Since Inception 16.76%


                  EAFE                International Value
02/28/95          10000                      9525
                  10609                      9681
                  10993                     10009
                  10847                     10077
                  10642                     10085
                  11289                     10443
                  10844                     10359
                  11041                     10344
10/31/95          10730                     10092
                  11014                     10359
                  11443                     10677
                  11475                     10953
                  11499                     10876
                  11728                     10769
                  12054                     11205
                  11817                     11159
                  11868                     11259
                  11506                     10853
                  11515                     11067
                  11806                     11350
10/31/96          11669                     11327
                  12118                     12092
                  11946                     12304
                  11513                     12691
                  11686                     12699
                  11712                     13126
                  11759                     13050
                  12508                     13685
                  13182                     14594
                  13380                     14983
                  12365                     14023
                  13043                     15281
10/31/97          12024                     14139
                  11886                     14035
                  11974                     14501
                  12506                     14919
                  13293                     15677
                  13686                     16972
                  13778                     16828
                  13695                     16370
                  13782                     16240
                  13906                     16462
                  12166                     13795
                  11776                     13847
10/31/98          12987                     15534
                  13636                     16328
                  14157                     16453
                  14098                     16564
                  13746                     16243
                  14303                     17652
                  14865                     19534
                  14083                     18600
                  14615                     19869
                  15033                     20357
                  15070                     20315
                  15205                     20019
10/31/99          15757                     20591


International Value                     EAFE




                  Pilgrim International Value Fund -- Class B

                          Average Annual Total Return
                                 1-Year 26.55%
                             Since Inception 18.21%



                  EAFE                International Value
04/18/97          10000                     10000
                  10040                     10000
                  10680                     10540
                  11255                     11240
                  11424                     11530
                  10558                     10790
                  11136                     11740
10/31/97          10266                     10860
                  10148                     10780
                  10224                     11129
                  10678                     11441
                  11349                     12026
                  11685                     13004
                  11764                     12883
                  11693                     12520
                  11767                     12419
                  11873                     12580
                  10387                     10534
                  10054                     10564
10/31/98          11088                     11855
                  11642                     12446
                  12087                     12546
                  12037                     12610
                  11736                     12364
                  12212                     13423
                  12692                     14845
                  12024                     14139
                  12479                     15081
                  12835                     15444
                  12867                     15401
                  12982                     15166
10/31/99          13454                     15594




International Value                EAFE



                  Pilgrim International Value Fund -- Class C

                          Average Annual Total Return
                                 1-Year 30.50%
                             Since Inception 17.24%




                  EAFE               International Value
02/28/95          10000                     10000
                  10609                     10168
                  10993                     10504
                  10847                     10576
                  10642                     10584
                  11289                     10952
                  10844                     10856
                  11041                     10840
10/31/95          10730                     10560
                  11014                     10840
                  11443                     11171
                  11475                     11452
                  11499                     11364
                  11728                     11251
                  12054                     11693
                  11817                     11637
                  11868                     11741
                  11506                     11308
                  11515                     11532
                  11806                     11813
10/31/96          11669                     11781
                  12118                     12576
                  11946                     12789
                  11513                     13192
                  11686                     13192
                  11712                     13638
                  11759                     13552
                  12508                     14199
                  13182                     15142
                  13380                     15532
                  12365                     14522
                  13043                     15815
10/31/97          12024                     14630
                  11886                     14509
                  11974                     14979
                  12506                     15400
                  13293                     16187
                  13686                     17504
                  13778                     17341
                  13695                     16853
                  13782                     16717
                  13906                     16934
                  12166                     14177
                  11776                     14232
10/31/98          12987                     15956
                  13636                     16753
                  14157                     16889
                  14098                     16975
                  13746                     16644
                  14303                     18070
                  14865                     19987
                  14083                     19021
                  14615                     20304
                  15033                     20794
                  15070                     20736
                  15205                     20419
10/31/99          15757                     20982




International Value                EAFE


1. The MSCI EAFE Index is comprised of more than 1,400 securities in the U.S., Europe, Canada, Australia, New Zealand, and the Far East Index. This Index is the generally accepted benchmark of major overseas markets.


2. The Lipper Index of International Equity Funds is rebased quarterly. It is calculated using an equally weighted aggregate composite of the top 30 Funds by net asset size.

3. Sales charges reflected below represent those sales charges in effect as of October 31, 1999. Effective November 1, 1999 the sales charge schedule has been changed to conform with similar Funds in the Pilgrim Fund Family, and can be found in the related Pilgrim Fund prospectus.

All indices are unmanaged.

PILGRIM INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999


Country                                                                       Value       % of Net Assets
----------------------------------------------------------------------------------------------------------
Austria                                                              $    3,244,852                 0.31%
Brazil                                                                   71,421,855                 6.86
Denmark                                                                  18,942,919                 1.82
France                                                                   89,729,698                 8.62
Germany                                                                  86,372,427                 8.30
Hong Kong                                                                32,001,448                 3.07
Italy                                                                    41,812,369                 4.02
Japan                                                                   191,845,454                18.43
Korea                                                                     4,230,000                 0.41
Mexico                                                                   32,407,065                 3.11
Netherlands                                                              46,700,284                 4.49
New Zealand                                                               7,478,051                 0.72
Portugal                                                                 11,372,423                 1.09
Singapore                                                                41,711,183                 4.01
South Africa                                                             30,499,139                 2.93
Spain                                                                    17,238,928                 1.66
Switzerland                                                              32,848,677                 3.16
United Kingdom                                                          215,505,864                20.70
United States                                                            44,155,000                 4.24
Venezuela                                                                19,609,756                 1.88
Other assets less liabilities                                             1,785,705                 0.17
                                                                     --------------               -------
Net Assets                                                           $1,040,913,097               100.00%
                                                                     ==============               =======

See accompanying notes to financial statements.

PILGRIM INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999


Security                                                                       Shares            Value
---------------------------------------------------------------------------------------------------------
Common Stocks -- 90.63%
Automobiles -- 3.75%
Bayerische Motoren Werke AG ( Germany )                                        609,300     $   19,419,032
Compagnie Generale des Etablissements Michelin ( France )                      450,100         19,600,318
                                                                                             ------------
                                                                                               39,019,350
                                                                                             ------------
Banking -- 9.51%
Argentaria SA ( Spain )                                                        582,920         12,937,345
DBS Group Ltd. ( Singapore )                                                 2,799,341         31,640,480
Den Danske Bank A/S ( Denmark )                                                166,280         18,942,919
HSBC Holdings ( United Kingdom )                                             2,945,600         35,452,610
                                                                                             ------------
                                                                                               98,973,354
                                                                                             ------------
Beverages/Tobacco -- 4.92%
Allied Domecq PLC ( United Kingdom )                                           980,000          5,491,242
British America Tobacco PLC ( United Kingdom )                               1,952,200         12,959,727
Diageo PLC ( United Kingdom )                                                2,450,012         24,920,057
South African Breweries PLC @ ( South Africa )                                 886,400          7,865,271
                                                                                             ------------
                                                                                               51,236,297
                                                                                             ------------
Chemicals -- 3.49%
BOC Group PLC ( United Kingdom )                                               415,000          8,933,252
Imperial Chemical Industries PLC ( United Kingdom )                            992,800          9,877,933
Invensys PLC ( Germany )                                                       390,500         17,559,450
                                                                                             ------------
                                                                                               36,370,635
                                                                                             ------------
Electrical & Electronics -- 8.78%
Alcatel Alsthom SA ( France )                                                  225,900         35,285,514
Hitachi Ltd. ( Japan )                                                       3,485,900         37,677,272
Matsushita Electric Industrial Co. Ltd. ( Japan )                              875,000         18,419,727
                                                                                             ------------
                                                                                               91,382,513
                                                                                             ------------
Energy -- 3.02%
ENI SpA ( Italy )                                                            3,670,300         21,464,962
Nippon Oil Co. Ltd. ( Japan )                                                2,268,000         10,005,562
                                                                                             ------------
                                                                                               31,470,524
                                                                                             ------------
Energy Services -- 3.35%
Total Fina SA ( France )                                                       257,792         34,843,866
                                                                                             ------------

Food & Household Products -- 1.90%
Reckitt & Colman PLC ( United Kingdom )                                      1,633,500         19,809,142
                                                                                             ------------
Health/Personal Care -- 0.52%
Daiichi Pharmaceutical Co. Ltd. ( Japan )                                      377,000          5,405,342
                                                                                             ------------
Industrial Components -- 4.01%
Kyocera Corp. ( Japan )                                                        434,600         41,680,252
                                                                                             ------------
Insurance -- 9.53%
Allied Zurich ( Switzerland )                                                1,568,700         19,074,879
ING Groep NV ( Netherlands )                                                   466,386         27,511,057
Munchener Rueckversicheruns-Gesellschaft AG ( Germany )                         45,500         10,433,299
Royal & Sun Alliance Insurance Group PLC ( United Kingdom )                  1,640,909         11,176,330
Tokio Marine & Fire Insurance Co. ( Japan )                                  2,370,400         31,030,937
                                                                                             ------------
                                                                                               99,226,502
                                                                                             ------------
Machinery & Engineering -- 6.90%
Canon, Inc. ( Japan )                                                          253,000          7,157,859
Invensys PLC ( United Kingdom )                                              4,931,898         24,231,229
Komatsu ( Japan )                                                            2,836,000         16,482,363
Mitsubishi Heavy Industries Ltd. ( Japan )                                   6,115,000         23,986,141
                                                                                             ------------
                                                                                               71,857,592
                                                                                             ------------
Materials & Commodities -- 2.01%
De Beers Centenary AG ( South Africa )                                         765,000         20,894,087
                                                                                             ------------

PILGRIM INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999


Security                                                                        Shares              Value
-----------------------------------------------------------------------------------------------------------
Merchandising -- 3.03%
Marks & Spencer PLC ( United Kingdom )                                       5,193,750     $   23,981,566
Safeway PLC ( United Kingdom )                                               2,409,100          7,600,571
                                                                                             ------------
                                                                                               31,582,137
                                                                                             ------------
Metals - Steel -- 0.17%
Iscor Ltd. ( South Africa )                                                  4,491,050          1,739,782
                                                                                             ------------
Multi - Industry -- 4.04%
Citic Pacific Ltd. ( Hong Kong )                                             4,095,000         10,621,645
Jardine Matheson Holdings Ltd. ( Singapore )                                 2,342,024         10,070,703
Swire Pacific Ltd. ( Hong Kong )                                             4,314,000         21,379,803
                                                                                             ------------
                                                                                               42,072,151
                                                                                             ------------
Telecommunications -- 16.08%
Compania Anonima Nacional Telefonos de Venezuela ** ( Venezuela )              759,700         19,609,756
Deutsche Telekom AG ( Germany )                                                847,600         38,960,646
Korea Telecom Corp. ** @ ( South Korea )                                       120,000          4,230,000
Portugal Telecom SA ( Portugal )                                               254,996         11,372,423
Royal PTT Nederland NV ( Netherlands )                                         373,915         19,189,227
Swisscom AG @ ( Switzerland )                                                   45,200         13,773,798
Telecom Corp. Of New Zealand Ltd. ( New Zealand )                            1,858,000          7,478,051
Telecom Italia SpA ( Italy )                                                 2,356,200         20,347,407
Telefonos de Mexico SA ** ( Mexico )                                           379,030         32,407,065
                                                                                             ------------
                                                                                              167,368,373
                                                                                             ------------
Utilities - Electrical & Gas -- 5.62%
Centrais Eletricas Brasileiras SA ** ( Brazil )                              2,299,900         19,676,105
Centrais Geradoras do Sul do Brasil SA ** @ ( Brazil )                          53,730            167,901
Corus Group PLC ( United Kingdom )                                           5,955,000         11,350,890
EVN Energie-Versorgung Niederoesterreich AG ( Austria )                         22,600          3,244,852
National Power PLC ( United Kingdom )                                        2,906,000         19,721,313
Union Electrica Fenosa SA ( Spain )                                            294,000          4,301,582
                                                                                             ------------
                                                                                               58,462,643
                                                                                             ------------
Total Common Stocks
(cost $836,982,199)                                                                           943,394,542
                                                                                             ------------
Preferred Stocks -- 4.96%
Banking -- 0.94%
Banco Bradesco SA ** ( Brazil ), $0.1356                                     2,002,000          9,769,760
                                                                                             ------------
Beverages/Tobacco -- 1.47%
Companhia Cervejaria Brahma SA ** ( Brazil ), $0.1598                        1,224,200         15,302,500
                                                                                             ------------
Energy -- 2.26%
Petroleo Brasileiro SA ** ( Brazil ), $0.305344                              1,472,300         23,532,213
                                                                                             ------------
Telecommunications -- 0.29%
Embratel Participacoes SA ** ( Brazil ), $0.2304                                39,940            514,227
Tele Celular Sul Participacoes SA ** ( Brazil ), $0.0932                         3,994             69,895
Tele Centro Oeste Celular Participacoes SA ** ( Brazil ), $0.3139               13,313             46,595
Tele Centro Sul Participacoes SA ** ( Brazil ), $1.02                            7,988            477,283
Tele Leste Celular Participacoes SA ** ( Brazil ), $0.6731                         798             24,239
Tele Nordeste Celular Participacoes SA ** ( Brazil ), $0.9942                    1,997             50,674
Tele Norte Celular Participacoes SA ** ( Brazil ), $0.3101                         798             21,746
Tele Norte Leste Participacoes SA ** ( Brazil ), $0.3872                        39,940            673,987
Telemig Celular Participacoes SA ** ( Brazil ), $0.3341                          1,997             54,793
Telesp Celular Participacoes SA ** ( Brazil ), $0.6552                          15,976            393,409
Telesp Participacoes SA ** ( Brazil ), $1.21                                    39,940            646,529
                                                                                             ------------
                                                                                                2,973,377
                                                                                             ------------

PILGRIM INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999


Security                                                              Principal Amount              Value
-----------------------------------------------------------------------------------------------------------
Total Preferred Stocks
(cost $53,840,732)                                                                         $   51,577,850
                                                                                            -------------
Total Investment Securities -- 95.59%
(cost $890,822,931)                                                                           994,972,392
Repurchase Agreement -- 4.24%
Agreements  with State  Street  Bank and Trust  bearing  interest at 5.07% dated
10/29/99,   to  be  repurchased  11/01/99  in  the  amount  of  $19,163,093  and
$25,010,563 and  collateralized  by $18,880,000 U.S.  Treasury Bonds,  6.50% due
5/31/01,  and  $25,135,000  U.S.  Treasury  Bonds,  6.375%  due  9/30/01,  value
$19,540,800 and $25,502,046, respectively
(cost $44,155,000)                                                         $44,155,000         44,155,000
Other assets less liabilities -- 0.17%                                                          1,785,705
                                                                                            -------------
Net Assets-- 100.00%                                                                       $1,040,913,097
                                                                                            =============


@   Non-income producing security.
**  American depositary receipts.


See accompanying notes to financial statements.

PILGRIM
EMERGING MARKETS VALUE FUND



The Markets

     o For the six months ended October 31, 1999, the MSCI Emerging Markets Free Index(1) rose 7.23%. The leading countries were India (39.2%), Indonesia (38.49%), Malaysia (35.2%), Greece (31.17%) and the Czech Republic (25.85%). Most of the performance came during the first three months of the period, with many emerging market countries, especially in Latin America, finishing the second three month period in negative territory over interest rate concerns in the U.S.

     o Geopolitical events affected much of the positive movement in the emerging markets this period. India, Indonesia, Greece, and Malaysia strengthened as investors felt that governments would begin to focus on their economies and continue with economic reform and liberalization.

The Fund

     o The Fund returned 41.48%, 40.41%, and 40.49% for Class A, B, and C shares, respectively, for the period ended October 31, 1999. This compared to a return of 36.40% for Lipper Index of Emerging Markets Funds(2) for the same period.

     o Returns in the Fund were driven by strong performance in its holdings in India, Malaysia, Turkey and South Africa, while positions in the Philippines, Hong Kong, and Brazil finished with negative returns. At the industry level, Fund holdings in the Machinery, Leisure, Beverages and Appliance industries showed the greatest strength for the period, while Utitlity, and Telecommunication stocks detracted from Fund performance.

Strategy

     o Brandes Investment Partners applies a bottom-up, value philosophy to make investment decisions for the Fund. We do not focus on top-down macroeconomic evaluations or forecasts in making securities selections. Country and industry allocations are generally a residual of the purchase of individual businesses that meet our rigorous value criteria.

     o Investor interest in emerging markets continues to improve, but the asset class still trades at relatively attractive valuation levels. While market sentiment is decidedly affected by political and other top down sentiments in the short-term, we continue to seek stocks whose values reflect meaningful discounts to intrinsic value. Our investments are attractively valued relative to business fundamentals and we believe are likely to perform well over the long term.


---------------------------------------------------------------------------------------------------------
Fund Information (All data are as of 10/31/99)                               Total Net Assets $19,778,258
---------------------------------------------------------------------------------------------------------

Top 10 Holdings
Name                                       % Fund
1    Arcelik AS                             2.9%

2    Resorts World Berhad.                  2.8

3    Grupo Financiero Inbursa SA            2.7

4    Uniao de Bancos Brasileiros SA         2.7

5    Telefonica de Argentina SA.            2.6

6    Ceske Energeticke Zavody               2.3

7    Petroleo Brasileiro SA                 2.3

8    Telefonos de Mexico SA                 2.3

9    Banco de Galicia y Buenos Aires SA     2.2

10   Larsen & Toubro Ltd.                   2.2
                                          -----
                                           25.0%
                                          =====



Top 5 Industries
(by percentage of net assets)


Banking                               15.3%


Telecommunications                    15.0%


Utilities-Electrical & Gas            10.3%


Beverages/Tobacco                      8.2%


Multi-Industry                         7.5%




SEC Average Annual Rates of Return(4)
(at maximum applicable sales charge)


                 Inception       5 years          1 year
--------------------------------------------------------------------------------
Class A             1.96%          N/A            34.82%
--------------------------------------------------------------------------------
Class B             1.85%          N/A            35.41%
--------------------------------------------------------------------------------
Class C             3.87%          N/A            39.49%
--------------------------------------------------------------------------------

Cumulative Total Return
(do not reflect sales charge)

--------------------------------------------------------------------------------
                  Inception      5 years          1 year
--------------------------------------------------------------------------------
Class A             8.80%          N/A            41.48%
--------------------------------------------------------------------------------
Class B             7.41%          N/A            40.41%
--------------------------------------------------------------------------------
Class C             7.19%          N/A            40.49%
--------------------------------------------------------------------------------


Past performance is no guarantee of future results.

Principal Risk Factor(s): International investing does pose special risks including currency fluctuation, economic, and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price variability than investing in stocks of larger companies.

PILGRIM
EMERGING MARKETS VALUE FUND


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PILGRIM EMERGING MARKETS VALUE FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.(5)

         In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended October 31, 1999, with all distributions reinvested in shares. The average annualized total return for Class A shares of 1.96% for the period since the Fund's inception of January 1, 1998 reflects payment of the maximum sales charge of 4.75%. Cumulative total returns of 1.85% and 3.87% since inception for Class B and Class C shares of January 1, 1998, respectively, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance. Investment return and principal value will fluctuate. Fund shares when redeemed maybe worth more or less than their original cost.

                 Pilgrim Emerging Markets Value Fund -- Class A

                          Average Annual Total Return
                                 1-Year 34.82%
                             Since Inception 1.96%


                  Class A                     EAFE
01/01/97           9525                        9525
                   9410                        9948
                  10105                       10574
                  10295                       10887
                  10010                       10960
                   8743                       10894
06/30/98           7743                       10963
                   7857                       11061
                   5762                        9677
                   6305                        9367
10/31/98           7324                       10330
                   8000                       10847
                   7373                       11261
                   7141                       11215
                   7199                       10934
                   8237                       11377
                   9741                       11825
                   9362                       11202
                  10439                       11626
                  10129                       11958
                   9828                       11988
                   9973                       12095
10/31/99          10362                       12534



EAFE(3)                  Class A



                 Pilgrim Emerging Markets Value Fund -- Class B

                          Average Annual Total Return
                                 1-Year 35.41%
                             Since Inception 1.85%



                  Class B                     EAFE
01/01/97          10000                       10000
                   9880                       10444
                  10600                       11101
                  10790                       11430
                  10490                       11506
                   9160                       11437
06/30/98           8100                       11510
                   8220                       11613
                   6020                       10160
                   6590                        9835
10/31/98           7650                       10846
                   8350                       11387
                   7691                       11823
                   7448                       11774
                   7499                       11479
                   8573                       11944
                  10133                       12414
                   9728                       11761
                  10853                       12206
                  10518                       12554
                  10204                       12586
                  10346                       12698
10/31/99          10741                       13159


EAFE                     Class B





                 Pilgrim Emerging Markets Value Fund -- Class C

                          Average Annual Total Return
                                 1-Year 39.49%
                             Since Inception 3.87%




                  Class C                     EAFE
01/01/97          10000                       10000
                   9880                       10444
                  10600                       11101
                  10790                       11430
                  10490                       11506
                   9160                       11437
06/30/98           8100                       11510
                   8220                       11613
                   6020                       10160
                   6590                        9835
10/31/98           7650                       10846
                   8350                       11387
                   7691                       11823
                   7448                       11774
                   7499                       11479
                   8573                       11944
                  10133                       12414
                   9728                       11761
                  10853                       12206
                  10518                       12554
                  10204                       12586
                  10346                       12698
10/31/99          10741                       13159



EAFE                Class C



1. The MSCI Emerging Markets Free Index is comprised of companies representative of the market structure of 22 emerging countries in Europe, Latin America, and the Pacific Rim Basin.

2. The Lipper Index of Emerging Markets Funds is calculated using a equally weighted aggregate composite of the top 30 Funds by net asset size. The index is rebased quarterly.

3. The MSCI EAFE Index is comprised of more than 1,400 securities in the U.S., Europe, Canada, Australia, New Zealand, and the Far East Index. This Index is the generally accepted benchmark of major overseas markets.

4. The investment manager waived certain fees and expenses without which total return results may have been lower.

5. Sales charges reflected below represent those sales charges in effect as of October 31, 1999. Effective November 1, 1999 the sales charge schedule has been changed to conform with similar Funds in the Pilgrim Fund Family, and can be found in the related Pilgrim Fund prospectus.

All indices are unmanaged.

PILGRIM EMERGING MARKETS VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Country                                                                       Value       % of Net Assets
-------------------------------------------------------------------------------------------------------------
Argentina                                                               $ 2,060,083                10.42%
Brazil                                                                    3,157,033                15.96
Chile                                                                       714,913                 3.61
China                                                                       784,890                 3.97
Columbia                                                                    232,056                 1.17
Czech Republic                                                              455,977                 2.31
Greece                                                                      381,405                 1.93
Hong Kong                                                                   513,608                 2.60
Hungary                                                                     312,550                 1.58
India                                                                     1,073,540                 5.43
Israel                                                                      856,556                 4.33
Korea                                                                       794,183                 4.02
Malaysia                                                                    884,426                 4.47
Mexico                                                                    1,365,721                 6.91
Panama                                                                      306,400                 1.55
Philippines                                                               1,169,718                 5.91
Poland                                                                      266,000                 1.34
Russia                                                                      387,641                 1.96
Singapore                                                                   816,283                 4.13
South Africa                                                              1,611,905                 8.15
Turkey                                                                      580,122                 2.93
United States                                                               216,000                 1.09
Venezuela                                                                   322,656                 1.63
Other assets less liabilities                                               514,592                 2.60
                                                                         ----------               -------
Net Assets                                                              $19,778,258               100.00%
                                                                         ==========               =======

See accompanying notes to financial statements.

PILGRIM EMERGING MARKETS VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999


Security                                                                        Shares              Value
-----------------------------------------------------------------------------------------------------------
Common Stocks-80.96%
Appliances & Household Durables -- 2.93%
Arcelik AS ( Turkey )                                                       15,712,960          $ 580,122
                                                                                               ----------
Automobiles -- 1.36%
Toyota South Africa Ltd. ( South Africa )                                       99,500            268,844
                                                                                               ----------

Banking -- 11.36%
Banco de Galicia y Buenos Aires S.A. de C.V. ( Argentina )                      83,000            438,446
Banco Latinoamericano de Exportaciones, SA ( Panama )                           12,800            306,400
Banco Rio de la Plata SA ** ( Argentina )                                       18,000            231,750
Banco Santiago SA ** ( Chile )                                                  13,400            268,000
Bank Handlowy w Warszawie ## ( Poland )                                         19,000            266,000
Bank Leumi Le-Israel ( Israel )                                                179,400            316,390
DBS Group Ltd. ( Singapore )                                                    37,216            420,646
                                                                                               ----------
                                                                                                2,247,632
                                                                                               ----------
Beverages/Tobacco -- 5.26%
Massalin Particulares SA ( Argentina )                                          40,500            344,412
Panamerican Beverages, Inc. ( Mexico )                                          24,050            386,303
South African Breweries PLC @ ( South Africa )                                  34,800            308,790
                                                                                               ----------
                                                                                                1,039,505
                                                                                               ----------
Chemicals -- 2.52%
Beijing Yanhua Petrochemical Co. Ltd. ( China )                              1,426,000            264,329
Beijing Yanhua Petrochemical Co. Ltd. ** ( China )                              25,630            233,874
                                                                                               ----------
                                                                                                  498,203
                                                                                               ----------
Electrical & Electronics -- 1.97%
Solid Group, Inc. ( Philippines )                                           14,708,100            388,793
                                                                                               ----------
Energy -- 3.80%
LUKoil Holding ** ( Russia )                                                     7,400            234,432
OAO Gazprom ** @ ( Russia )                                                     20,360            153,209
Petron Corp. ( Philippines )                                                 1,490,400            124,510
Sasol Ltd. ( South Africa )                                                     28,000            191,415
Sasol Ltd. ** ( South Africa )                                                   7,000             47,250
                                                                                               ----------
                                                                                                  750,816
                                                                                               ----------
Financial Services -- 3.65%
Administradora de Fondos de Pensiones Provida ** ( Chile )                      10,900            188,025
Grupo Financiero Inbursa SA de CV ** ( Mexico )                                 35,070            534,817
                                                                                               ----------
                                                                                                  722,842
                                                                                               ----------
Food & Household Products -- 1.82%
     RFM Corp. ( Philippines )                                               3,246,600            360,284
                                                                                               ----------
Healthcare/Pharmaceutical -- 1.58%
Gedeon Richter Ltd. ## ( Hungry )                                                7,000            312,550
                                                                                               ----------
Insurance -- 1.64%
Pacific and Orient Berhad ( Malaysia )                                         347,000            325,084
                                                                                               ----------
Leisure & Tourism -- 4.27%
Resorts World Berhad ( Malaysia )                                              195,000            559,342
Shangri-La Asia Ltd. ## ( Hong Kong )                                          262,000            284,984
                                                                                               ----------
                                                                                                  844,326
                                                                                               ----------
Machinery & Engineering -- 2.21%
Larsen & Toubro Ltd. ## ( India )                                               20,500            436,650
                                                                                               ----------
Materials & Commodities -- 2.13%
De Beers Centenary AG ( South Africa )                                          15,400            420,613
                                                                                               ----------

PILGRIM EMERGING MARKETS VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                                        Shares              Value
--------------------------------------------------------------------------------------------------------------
Merchandising -- 1.34%
Dairy Farm International Holdings Ltd.**( Singapore )                           45,900          $ 180,157
Dairy Farm International Holdings Ltd. ( Singapore )                           108,900             85,487
                                                                                               ----------
                                                                                                  265,644
                                                                                               ----------
Metals - Steel -- 1.90%
Iscor Ltd. ( South Africa )                                                    968,000            374,992
                                                                                               ----------
Multi - Industry -- 7.46%
     First Pacific Co. Ltd. @ ( Hong Kong )                                    394,681            228,624
Grasim Industries Ltd. ## ( India )                                             12,000            150,000
Indian Rayon and Industries Ltd. ## ( India )                                   95,800            148,490
Jardine Matheson Holdings Ltd. ( Singapore )                                    30,231            129,993
JG Summit Holding, Inc. ( Philippines )                                      3,442,000            296,132
Koors Industries Ltd. ** ( Israel )                                             15,610            263,419
Quinenco SA ** ( Chile )                                                        27,800            258,888
                                                                                                ---------
                                                                                                1,475,546
                                                                                                ---------
Telecommunications -- 13.73%
Bezeq Israeli Telecommunications Corp. Ltd. ( Israel )                          67,900            276,748
Compania Anonima Nacional Telefonos de Venezuela ** ( Venezuela )               12,500            322,656
Hellenic Telecommunications Organization SA ( Greece )                          18,000            381,405
Korea Telecom Corp. ** @ ( South Korea )                                        11,400            401,850
Telecom Argentina Stet - France Telecom SA ** ( Argentina )                     13,930            383,075
Telefonica de Argentina SA ** ( Argentina )                                     19,740            505,837
Telefonos de Mexico SA ** ( Mexico )                                             5,200            444,600
                                                                                                ---------
                                                                                                2,716,171
                                                                                                ---------
Textile/Apparel -- 1.71%
Bombay Dyeing and Manufacturing Co. Ltd. ## ( India )                          144,000            338,400
                                                                                                ---------
Utilities - Electrical & Gas -- 8.32%
Centrais Eletricas Brasileiras SA ** ( Brazil )                                 33,900            290,021
Centrais Geradoras do Sul do Brasil SA ** @ ( Brazil )                          70,490            220,274
Ceske Energeticke Zavody ( Czech Republic )                                    176,100            455,977
Korea Electric Power Corp. ** ( South Korea )                                   24,910            392,332
Shandong Huaneng Power Co. Ltd. ** ( China )                                    69,500            286,688
                                                                                                ---------
                                                                                                1,645,292
                                                                                                ---------
Total Common Stocks
(cost $14,061,578)                                                                             16,012,309
                                                                                                ---------
Preferred Stocks -- 15.35%
Banking - 3.90%
Banco Ganadero SA ** ( Colombia ), $0.2821                                      34,700            232,056
Uniao de Bancos Brasileiros SA ## ( Brazil ), $0.46899                          23,310            539,044
                                                                                                ---------
                                                                                                  771,100
                                                                                                ---------
Beverages/Tobacco -- 2.90%
Companhia Cervejaria Brahma ** ( Brazil ), $0.1598                              33,300            416,250
     Quilmes Industrial SA ** ( Argentina ), $0.2215                            15,000            156,563
                                                                                                ---------
                                                                                                  572,813
                                                                                                ---------
Chemicals -- 1.11%
Copene-Petroquimica do Nordeste SA ** ( Brazil ), $0.312312                     23,400            219,969
                                                                                                ---------
Energy -- 2.27%
Petroleo Brasileiro SA ** ( Brazil ), $0.305344                                 28,130            449,610
                                                                                                ---------

PILGRIM EMERGING MARKETS VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999


Security                                                       Shares/Principal Amount              Value
---------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.28%
Aracruz Celulose SA ** ( Brazil ), $0.1576                                      12,300        $   252,150
                                                                                               ----------
Metals - Steel - 0.67%
Usinas Siderurgicas de Minas Gerais SA ** ( Brazil ), $0.1767                   36,300            132,216
                                                                                               ----------
Telecommunications - 1.24%
Embratel Participacoes SA ** ( Brazil ), $0.2304                                 2,900             37,338
Tele Centro Sul Participacoes SA ** ( Brazil ), $1.02                            1,880            112,330
Tele Norte Leste Participacoes SA ** ( Brazil ), $0.3872                         2,900             48,937
Telesp Participacoes SA ** ( Brazil ), $1.21                                     2,900             46,944
                                                                                               ----------
                                                                                                  245,549
                                                                                               ----------
Utilities - Electrical & Gas - 1.98%
Centrais Eletricas de Santa Catarina SA ** ( Brazil ), $0.6605                   6,500            206,450
Companhia Paranaense de Energia-Copel ** ( Brazil ), $0.3082                    28,000            185,500
                                                                                               ----------
                                                                                                  391,950
                                                                                               ----------
Total Preferred Stocks
(cost $3,238,754)                                                                               3,035,357
                                                                                               ----------
Total Investment Securities - 96.31%
(cost $17,300,332)                                                                             19,047,666
Repurchase Agreement - 1.09%
Agreement with State Street Bank and Trust bearing interest at 5.07% dated
10/29/99, to be repurchased 11/01/99 in the amount of $216,091 and collateralized by $220,000 U.S. Treasury Bonds, 6.375% due 9/30/01, value $223,213
(cost $216,000)                                                               $216,000            216,000
Other assets less liabilities - 2.60%                                                             514,592
                                                                                               ----------
Net Assets - 100.00%                                                                          $19,778,258
                                                                                               ==========

**  American depositary receipt.
##  Global depositary receipt.
@   Non-income producing security.

See accompanying notes to financial statements.

PILGRIM
RESEARCH ENHANCED INDEX FUND


The Markets

     o First Quarter -- The S&P 500 Index1 reached a new all-time high during the first quarter of 1999, but was unable to hold that level through quarter-end. Leadership remained extremely narrow, with two stocks, Microsoft and America Online, accounting for one-third of the S&P's advance. These narrow market conditions, along with investor profit-taking in stocks such as IBM and Bristol Myers Squibb, resulted in a slight lag of the Index (4.20% vs.
       4.98%).

     o Second Quarter -- The Fund rebounded during the second quarter, outpacing the S&P's 7.0% return by nearly 120 basis points. Equity markets saw a reversal of previously established trends during this time period. Value stocks (+10.8%) outperformed growth stocks (3.8%), and the "Nifty Fifty" stocks (+4.5%) underperformed the next 450 stocks in the S&P 500 (+10.1%). The market broadened out as investors moved away from the high multiple growth stocks in favor of more economically sensitive cyclical stocks. This broadening effect was favorable to the Fund as it benefited as much from being underweight many of the former market leaders such as GE and Microsoft as it did from being overweight many of the formerly overlooked non -"Nifty-Fifty" names.

     o Third Quarter -- By the end of the third quarter however, growth stocks and the "Nifty Fifty" made up for lost ground, resulting in slight underperformance (-6.42% vs. -6.25%). Market conditions have since deteriorated amid higher interest rates, Y2K anxiety, and ebbing liquidity in October. The market has been extraordinarily focused on the near term and a few specific stocks were severely punished for disappointing news. IBM, fell after the company warned investors that earnings in the next few quarters would be hurt by Y2K related issues. Tyco International shares were pummeled after an article detailed potential accounting irregularities with their acquisition accounting.

The Fund

     o For the period since the Fund's inception on December 30, 1998 through fiscal year-end October 31, 1999, the Pilgrim Research Enhanced Index Fund returned 11.40%, 10.90%, 10.90%, and 11.70% for Class A, B, C, and I shares respectively, slightly underperforming the S&P 500 Index by 63 basis points. Despite the Fund's lag of the S&P, it fared rather well against its competitors in the Lipper Growth & Income category, which returned 6.85%

Current Strategy

     o Fears of further Fed tightening, anxiety concerning potential Y2K glitches, and worries about profit pressures have cast a shadow over equities. This has caused the market to favor some of the same stocks that have already shown strong performance. Additionally, with many mutual funds' October fiscal year end, tax loss selling may have placed added pressure on many stocks that had been down earlier in the year. This near-term focus presents a challenging environment for our longer-term valuation process. However, we believe solid prospects for a synchronized global economic expansion in 2000 should eventually refocus investors on valuation. Our valuation discipline has kept the Fund concentrated in stocks which our analysts have identified as being the most attractively priced relative to their long-term fundamentals.


---------------------------------------------------------------------------------------------------------------
Fund Information (All data are as of 10/31/99)                              Total Net Assets $230,206,657
---------------------------------------------------------------------------------------------------------------

Top 10 Holdings
Name                               % Fund
1    Microsoft Corp.                 4.5%

2    General Electric Co.            3.2

3    Intel Corp.                     2.6

4    Cisco Systems, Inc.             2.5

5    Wal-Mart Stores, Inc.           2.4

6    Citigroup, Inc.                 2.1

7    Lucent Technologies, Inc.       2.0

8    MCI WorldCom, Inc.              1.9

9    SBC Communications, Inc.        1.9

10   International Business
     Machines Corp.                  1.8
                                   -----
                                    24.9%
                                   =====



Top 5 Industries
(by percentage of net assets)


Technology                20.2%


Finance                   11.8%


Drugs                      9.0%


Telecommunications         7.9%


Multi-Industry             7.4%



SEC Average Annual Rates of Return2
(at maximum applicable sales charge)


--------------------------------------------------------------------------------
                  Inception          5 years          1 year
--------------------------------------------------------------------------------
Class A             6.10%              N/A             N/A
--------------------------------------------------------------------------------
Class B             5.90%              N/A             N/A
--------------------------------------------------------------------------------
Class C             9.90%              N/A             N/A
--------------------------------------------------------------------------------
Class I            11.70%              N/A             N/A
--------------------------------------------------------------------------------

Cumulative Total Return
(do not reflect sales charge)
--------------------------------------------------------------------------------
                 Inception           5 years          1 year
--------------------------------------------------------------------------------
Class A            11.40%              N/A             N/A
--------------------------------------------------------------------------------
Class B            10.90%              N/A             N/A
--------------------------------------------------------------------------------
Class C            10.90%              N/A             N/A
--------------------------------------------------------------------------------
Class I            11.70%              N/A             N/A
--------------------------------------------------------------------------------



Past performance is no guarantee of future results.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities.

PILGRIM
RESEARCH ENHANCED INDEX FUND


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PILGRIM RESEARCH ENHANCED INDEX FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.(3)

         In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended October 31, 1999, with all distributions reinvested in shares. The average annualized total return for Class A shares of 6.10% for the period since the Fund's inception of December 30, 1998 reflects payment of the maximum sales charge of 4.75%. Average annualized total return of 5.90%, 9.90% and 11.70% since inception for Class B, Class C and Class I shares of December 30, 1998, respectively, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance. Investment return and principal value will fluctuate. Fund shares when redeemed maybe worth more or less than their original cost.


                Pilgrim Research Enhanced Index Fund -- Class A

                          Average Annual Total Return
                             Since Inception 6.10%


                 S&P 500                    Class A
12/30/98           9525                       9525
01/31/99           9916                       9924
02/26/99           9596                       9590
03/31/99           9968                       9924
04/30/99          10346                      10448
05/31/99          10088                      10229
06/30/99          10637                      10733
07/31/99          10296                      10410
08/31/99           9652                      10362
09/30/99           9376                      10048
10/31/99           9963                      10610





S&P 500             Class A





                Pilgrim Research Enhanced Index Fund -- Class B

                          Average Annual Total Return
                             Since Inception 5.90%


                 S&P 500                    Class B
12/30/98          10000                      10000
01/31/99          10410                      10420
02/26/99          10074                      10060
03/31/99          10465                      10400
04/30/99          10862                      10950
05/31/99          10591                      10710
06/30/99          11167                      11240
07/31/99          10809                      10890
08/31/99          10133                      10840
09/30/99           9844                      10510
10/31/99          10460                      11090




S&P 500             Class B


                Pilgrim Research Enhanced Index Fund -- Class C

                           Average Annual Total Return
                             Since Inception 9.90%



                 S&P 500                    Class C
12/30/98          10000                      10000
01/31/99          10410                      10420
02/26/99          10074                      10070
03/31/99          10465                      10410
04/30/99          10862                      10960
05/31/99          10591                      10710
06/30/99          11167                      11240
07/31/99          10809                      10890
08/31/99          10133                      10840
09/30/99           9844                      10510
10/31/99          10460                      11090



S&P 500             Class C


                Pilgrim Research Enhanced Index Fund -- Class I

                          Average Annual Total Return
                             Since Inception 11.70%


                 S&P 500                    Class I
12/30/98          10000                      10000
01/31/99          10410                      10420
02/26/99          10074                      10080
03/31/99          10465                      10420
04/30/99          10862                      10980
05/31/99          10591                      10740
06/30/99          11167                      11290
07/31/99          10809                      10950
08/31/99          10133                      10910
09/30/99           9844                      10580
10/31/99          10460                      11170






S&P 500             Class I

1. The Standard & Poors 500 Index is a widely recognized unmanaged index of common stock. Index returns do not reflect fees, brokerage commissions or other expenses of investing. Returns for Standard & Poors 500 Index are based on average annual returns, and include reinvestment of dividends and distributions, if any.

2. The investment manager waived certain fees and expenses without which total return results may have been lower.

3. Sales charges reflected below represent those sales charges in effect as of October 31, 1999. Effective November 1, 1999 the sales charge schedule has been changed to conform with similar Funds in the Pilgrim Fund Family, and can be found in the related Pilgrim Fund prospectus.

PILGRIM RESEARCH ENHANCED INDEX FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                                        Shares              Value
------------------------------------------------------------------------------------------------------------
Common Stocks -- 95.88%
Basic Industry -- 2.76%
Air Products and Chemicals, Inc.                                                12,900         $  354,750
Alcoa, Inc.                                                                     12,100            735,075
Allegheny Teledyne, Inc.                                                         7,800            118,462
Boise Cascade Corp.                                                                700             24,938
Bowater, Inc.                                                                    1,300             68,250
E. I. du Pont de Nemours and Co.                                                 2,699            173,917
Fort James Corp.                                                                 5,800            152,612
Freeport-McMoRan Copper & Gold, Inc. (Class A) @                                 1,600             22,600
Freeport-McMoRan Copper & Gold, Inc. (Class B) @                                 8,900            148,519
Georgia-Pacific Corp.                                                            4,500            178,594
IMC Global, Inc.                                                                 6,500             82,875
International Paper Co.                                                         11,500            605,187
Louisiana-Pacific Corp.                                                          2,400             30,450
Lyondell Chemical Co.                                                            5,700             69,113
PPG Industries, Inc.                                                               800             48,500
Praxair, Inc.                                                                    7,200            336,600
Quantum Corp.-DLT & Storage Systems @                                            3,700             57,119
Reynolds Metals Co.                                                              7,000            423,062
Rohm and Haas Co.                                                               12,000            459,000
Smurfit-Stone Container Corp. @                                                  5,700            123,262
Solutia, Inc.                                                                    6,300            108,281
Temple-Inland, Inc.                                                              1,500             87,188
The Dow Chemical Co.                                                             8,100            957,825
The Mead Corp.                                                                   1,400             50,400
Union Carbide Corp.                                                             10,400            634,400
USG Corp.                                                                        1,200             59,475
USX-U. S. Steel Group                                                            3,800             97,138
Weyerhaeuser Co.                                                                 2,400            143,250
                                                                                              -----------
                                                                                                6,350,842
                                                                                              -----------
Capital Goods -- 1.18%
Cooper Industries, Inc.                                                          3,800            163,637
Deere & Co.                                                                      9,800            355,250
Eaton Corp.                                                                      3,000            225,750
Emerson Electric Co.                                                            15,100            906,944
Herman Miller, Inc.                                                              3,100             67,231
Hubbell, Inc.                                                                    2,200             60,913
Ingersoll-Rand Co.                                                               6,400            334,400
PACCAR, Inc.                                                                     3,200            150,800
Parker-Hannifin Corp.                                                            4,400            201,575
Rockwell International Corp.                                                     1,900             92,031
W.W. Grainger, Inc.                                                              3,800            161,025
                                                                                              -----------
                                                                                                2,719,556
                                                                                              -----------

PILGRIM RESEARCH ENHANCED INDEX FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                                        Shares              Value
------------------------------------------------------------------------------------------------------------
Cyclical -- 2.11%
Dana Corp.                                                                       6,300        $   186,244
Delphi Automotive Systems Corp. @                                               21,600            355,050
Ford Motor Co.                                                                  39,100          2,145,612
General Motors Corp.                                                            11,200            786,800
Genuine Parts Co.                                                                6,800            177,225
Hasbro, Inc.                                                                     7,400            152,625
Jones Apparel Group, Inc. @                                                      6,800            215,050
Lear Corp. @                                                                     2,600             87,750
Leggett & Platt, Inc.                                                            7,500            166,406
Mattel, Inc.                                                                    14,200            189,925
Owens Corning                                                                      500             10,250
The B.F. Goodrich Co.                                                            5,600            132,650
The Goodyear Tire & Rubber Co.                                                   6,000            247,875
                                                                                              -----------
                                                                                                4,853,462
                                                                                              -----------
Drugs -- 9.01%
Abbott Laboratories                                                             41,700          1,683,638
American Home Products Corp.                                                    34,200          1,786,950
Amgen, Inc. @                                                                    2,300            183,425
Bristol-Myers Squibb Co.                                                        52,200          4,009,612
Eli Lilly & Co.                                                                 28,600          1,969,825
Forest Laboratories, Inc. @                                                      2,100             96,338
Genzyme Corp. @                                                                  2,100             80,325
Johnson & Johnson                                                               15,300          1,602,675
Merck & Co., Inc.                                                               39,200          3,118,850
Monsanto Co.                                                                    16,700            642,950
Pfizer, Inc.                                                                    45,500          1,797,250
Schering-Plough Corp.                                                           38,500          1,905,750
Warner-Lambert Co.                                                              22,500          1,795,781
Watson Pharmaceuticals, Inc. @                                                   2,400             76,200
                                                                                              -----------
                                                                                               20,749,569
                                                                                              -----------
Energy -- 5.89%
Amerada Hess Corp.                                                               1,200             68,850
Chevron Corp.                                                                   16,000          1,461,000
Conoco, Inc. (Class A)                                                           3,500             96,031
Conoco, Inc. (Class B)                                                          17,903            485,619
Cooper Cameron Corp. @                                                           1,400             54,163
Diamond Offshore Drilling, Inc.                                                  1,800             57,150
DTE Energy Co.                                                                   5,000            165,937
ENSCO International, Inc.                                                        3,900             75,563
Exxon Corp.                                                                     47,000          3,480,937
Global Marine, Inc. @                                                            4,900             74,419
Mobil Corp.                                                                     27,100          2,615,150
Phillips Petroleum Co.                                                           7,400            344,100
R&B Falcon Corp. @                                                               5,600             69,650
Royal Dutch Petroleum Co. **                                                    53,000          3,176,687
Smith International, Inc. @                                                      1,400             48,388
Texaco, Inc.                                                                    14,600            896,075
Tosco Corp.                                                                      4,300            108,844
Ultramar Diamond Shamrock Corp.                                                  2,400             58,800
Unocal Corp.                                                                     6,000            207,000
                                                                                              -----------
                                                                                               13,544,363
                                                                                              -----------

PILGRIM RESEARCH ENHANCED INDEX FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                                        Shares              Value
------------------------------------------------------------------------------------------------------------
Finance -- 11.75%
American Express Co.                                                               900        $   138,600
AmSouth Bancorp.                                                                12,300            316,725
Associated Banc-Corp.                                                            1,700             65,397
Associates First Capital Corp.                                                  21,200            773,800
Astoria Financial Corp.                                                          1,200             43,200
     BancWest Corp.                                                                400             16,725
Bank of America Corp.                                                           49,200          3,167,250
Bank One Corp.                                                                  33,700          1,265,856
CCB Financial Corp.                                                                700             32,200
Charter One Financial, Inc.                                                      6,600            162,113
Citigroup, Inc.                                                                 88,900          4,811,712
Comerica, Inc.                                                                   4,100            243,694
Commerce Bancshares, Inc.                                                        1,600             62,000
Compass Bancshares, Inc.                                                         3,400             90,738
Countrywide Credit Industries, Inc.                                              3,000            101,813
Dime Bancorp, Inc.                                                               4,600             82,225
E*TRADE Group, Inc. @                                                            3,300             78,581
Fannie Mae                                                                      16,000          1,132,000
First Tennessee National Corp.                                                   4,000            136,000
First Union Corp.                                                               29,200          1,246,475
First Virginia Banks, Inc.                                                       1,400             67,025
Firstar Corp.                                                                    6,900            202,687
FirstMerit Corp.                                                                 2,800             74,025
Fleet Boston Corp.                                                              25,900          1,129,887
Freddie Mac                                                                     21,800          1,178,562
Golden West Financial Corp.                                                      1,500            167,625
GreenPoint Financial Corp.                                                       3,300             94,050
Hibernia Corp.                                                                   4,500             63,844
Household International, Inc.                                                   13,700            611,362
Huntington Bancshares, Inc.                                                      7,200            213,300
KeyCorp                                                                         13,100            365,981
M&T Bank Corp.                                                                     200             99,100
Mercantile Bankshares Corp.                                                      1,800             64,800
Merrill Lynch & Co., Inc.                                                       10,400            816,400
National City Corp.                                                             19,400            572,300
North Fork Bancorporation, Inc.                                                  3,800             78,613
Pacific Century Financial Corp.                                                    400              9,125
Paine Webber Group, Inc.                                                         4,800            195,600
Peoples Heritage Financial Group, Inc.                                           1,900             36,100
PNC Bank Corp.                                                                   8,900            530,662
Regions Financial Corp.                                                          6,400            192,400
SouthTrust Corp.                                                                 5,600            224,000
Sovereign Bancorp, Inc.                                                          3,800             33,488
Summit Bancorp.                                                                  5,100            176,587
SunTrust Banks, Inc.                                                             4,700            343,981
TCF Financial Corp.                                                              2,300             67,850
TD Waterhouse Group, Inc. @                                                      9,900            125,606
The Bear Stearns Cos., Inc.                                                      3,100            132,138
The Charles Schwab Corp.                                                         2,600            101,238
The Chase Manhattan Corp.                                                        1,900            166,013
The CIT Group, Inc.                                                              4,800            114,600
The FINOVA Group, Inc.                                                           1,900             83,719
The Goldman Sachs Group, Inc.                                                   13,000            923,000
U.S. Bancorp.                                                                   22,900            848,731
Union Planters Corp.                                                             3,900            173,550

PILGRIM RESEARCH ENHANCED INDEX FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                                        Shares              Value
------------------------------------------------------------------------------------------------------------
(continued)
Washington Mutual, Inc.                                                         18,700        $   672,031
Wells Fargo Co.                                                                 41,000          1,962,875
Wilmington Trust Corp.                                                             400             21,700
Zions Bancorp.                                                                   2,600            153,238
                                                                                              -----------
                                                                                               27,054,897
                                                                                              -----------
Health Services -- 1.40%
Aetna, Inc.                                                                      4,600            231,150
Baxter International, Inc.                                                         800             51,900
Becton, Dickinson & Co.                                                          8,300            210,612
Biomet, Inc.                                                                     3,700            111,463
Boston Scientific Corp. @                                                       13,600            273,700
CIGNA Corp.                                                                      6,600            493,350
Columbia/HCA Healthcare Corp.                                                   17,900            431,837
HEALTHSOUTH Corp. @                                                             13,700             78,775
Humana, Inc. @                                                                   4,300             29,563
IDEC Pharmaceuticals Corp. @                                                       500             58,094
Manor Care, Inc. @                                                               2,900             45,675
Medtronic, Inc.                                                                 13,700            474,362
PE Corp. - PE Biosystems Group                                                     800             51,900
St. Jude Medical, Inc.                                                           2,800             76,650
Tenet Healthcare Corp. @                                                         9,800            190,487
United HealthCare Corp.                                                          5,700            294,619
Wellpoint Health Networks, Inc. @                                                2,100            121,800
                                                                                              -----------
                                                                                                3,225,937
                                                                                              -----------
Insurance -- 2.88%
Ambac Financial Group, Inc.                                                      3,200            191,200
American International Group, Inc.                                              17,500          1,801,406
Aon Corp.                                                                       11,200            397,600
AXA Financial, Inc.                                                              7,200            230,850
Lincoln National Corp.                                                           2,900            133,763
Marsh & McLennan Cos., Inc.                                                      6,900            545,531
MBIA, Inc.                                                                       4,400            251,075
Mercury General Corp.                                                            1,000             28,188
SAFECO Corp.                                                                     5,900            162,250
The Allstate Corp.                                                              41,200          1,184,500
The Chubb Corp.                                                                  3,900            214,012
The Hartford Financial Services Group, Inc.                                      9,300            481,856
The St. Paul Cos., Inc.                                                         10,400            332,800
Torchmark Corp.                                                                  5,800            180,888
Travelers Property Casualty Corp.                                                2,700             97,200
UnumProvident Corp.                                                             12,200            401,837
                                                                                              -----------
                                                                                                6,634,956
                                                                                              -----------
Multi - Industry -- 7.38%
AlliedSignal, Inc.                                                              27,800          1,582,862
Eastman Kodak Co.                                                               17,600          1,213,300
General Electric Co.                                                            55,100          7,469,494
Harris Corp.                                                                     2,300             51,606
ITT Industries, Inc.                                                             4,900            167,519
Lockheed Martin Corp.                                                           20,300            406,000
Raytheon Co. (Class A)                                                          13,300            364,919
Raytheon Co. (Class B)                                                           4,100            119,413
Symbol Technologies, Inc.                                                        4,400            174,900
Tenneco, Inc.                                                                    5,400             86,400
The Boeing Co.                                                                  18,800            865,975

PILGRIM RESEARCH ENHANCED INDEX FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                                        Shares              Value
------------------------------------------------------------------------------------------------------------
(continued)
The Seagram Co. Ltd.                                                            18,400        $   908,500
Tyco International Ltd.                                                         52,800          2,108,700
Waste Management, Inc.                                                          29,100            534,712
Xerox Corp.                                                                     33,600            940,800
                                                                                              -----------
                                                                                               16,995,100
                                                                                              -----------
Pharmaceutical -- 0.33%
ALZA Corp. @                                                                     1,000             42,813
Human Genome Sciences, Inc. @                                                      500             43,688
Pharmacia & Upjohn, Inc.                                                        12,600            679,612
                                                                                              -----------
                                                                                                  766,113
                                                                                              -----------
Retail -- 6.10%
Abercrombie & Fitch Co. @                                                        3,600             98,100
Albertson's, Inc.                                                               14,100            512,006
CVS Corp.                                                                        7,600            330,125
Dayton Hudson Corp.                                                             16,700          1,079,237
Federated Department Stores, Inc. @                                              7,700            328,694
J. C. Penney, Inc.                                                               7,200            182,700
Kmart Corp. @                                                                   15,800            158,988
Kohl's Corp. @                                                                   4,200            314,212
Lowe's Cos., Inc.                                                                6,000            330,000
Nordstrom, Inc.                                                                  4,200            104,738
Safeway, Inc. @                                                                 18,900            667,406
Sears, Roebuck & Co.                                                            11,700            329,794
The Gap, Inc.                                                                   29,600          1,098,900
The Home Depot, Inc.                                                            20,600          1,555,300
The Kroger Co.                                                                  31,700            659,756
The May Department Stores Co.                                                   10,700            371,156
The TJX Cos., Inc.                                                              11,500            311,938
Tiffany & Co.                                                                      200             11,900
Wal-Mart Stores, Inc.                                                           98,500          5,583,719
                                                                                              -----------
                                                                                               14,028,669
                                                                                              -----------
Services -- 7.11%
America Online, Inc. @                                                          26,700          3,462,656
AT&T Corp. - Liberty Media Group @                                              29,800          1,182,687
Automatic Data Processing, Inc.                                                 14,300            689,081
Cendant Corp. @                                                                 30,900            509,850
Comcast Corp. @                                                                 30,400          1,280,600
Electronic Data Systems Corp.                                                   11,500            672,750
Equifax, Inc.                                                                    6,200            167,400
Gannett Co., Inc.                                                               12,000            925,500
Hilton Hotels Corp.                                                              9,800             90,650
Knight-Ridder, Inc.                                                              3,300            209,550
Mandalay Resort Group @                                                          3,100             57,738
McDonald's Corp.                                                                23,300            961,125
MediaOne Group, Inc. @                                                          27,400          1,947,112
Mirage Resorts, Inc. @                                                           8,500            123,781
Service Corp. International                                                     11,200            107,100
Starwood Hotels & Resorts Worldwide, Inc.                                        7,300            167,444
The New York Times Co.                                                           5,000            201,250
The Times Mirror Co.                                                             3,000            216,375
The Walt Disney Co.                                                             75,400          1,988,675
The Washington Post Co.                                                            400            212,825
Time Warner, Inc.                                                                7,000            487,813
Viacom, Inc. @                                                                  15,800            707,050
                                                                                              -----------
                                                                                               16,369,012
                                                                                              -----------

PILGRIM RESEARCH ENHANCED INDEX FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                                        Shares              Value
------------------------------------------------------------------------------------------------------------
Staples -- 6.69%
Bestfoods                                                                        7,100        $   417,125
General Mills, Inc.                                                              1,900            165,656
H.J. Heinz Co.                                                                   9,100            434,525
Hershey Foods Corp.                                                              3,500            176,750
Kimberly-Clark Corp.                                                            13,700            864,812
Nabisco Holdings Corp.                                                           1,300             48,588
PepsiCo, Inc.                                                                   37,600          1,304,250
Philip Morris Cos., Inc.                                                        67,200          1,692,600
Ralston-Ralston Purina Group Co.                                                 3,800            119,463
Sara Lee Corp.                                                                  22,400            606,200
The Clorox Co.                                                                   6,100            249,719
The Coca-Cola Co.                                                               63,600          3,752,400
The Gillette Co.                                                                27,900          1,009,631
The Procter & Gamble Co.                                                        33,400          3,502,825
The Quaker Oats Co.                                                              1,200             84,000
Unilever NV **                                                                  14,700            980,306
                                                                                              -----------
                                                                                               15,408,850
                                                                                              -----------
Technology -- 20.24%
3Com Corp. @                                                                     8,100            234,900
Apple Computer, Inc. @                                                           2,100            168,263
Applied Materials, Inc. @                                                        8,900            799,331
     BMC Software, Inc. @  5,500    353,031
Cisco Systems, Inc. @                                                           76,600          5,668,400
Computer Associates International, Inc.                                         11,600            655,400
Dell Computer Corp. @                                                           60,100          2,411,512
DoubleClick, Inc. @                                                                900            126,000
Electronic Arts, Inc. @                                                          1,200             96,975
EMC Corp.                                                                       23,800          1,737,400
Exodus Communications, Inc. @                                                    1,600            137,600
First Data Corp.                                                                 9,900            452,306
Guidant Corp. @                                                                  7,700            380,188
Hewlett-Packard Co.                                                             15,100          1,118,344
Intel Corp.                                                                     78,200          6,055,612
International Business Machines Corp.                                           42,700          4,200,612
Lucent Technologies, Inc.                                                       72,300          4,645,275
Microsoft Corp. @                                                              111,200         10,292,950
Motorola, Inc.                                                                  14,300          1,393,356
National Semiconductor Corp. @                                                   3,800            113,763
Oracle Corp. @                                                                  30,800          1,464,925
Seagate Technology, Inc. @                                                       5,200            153,075
Sun Microsystems, Inc. @                                                        18,400          1,946,950
Symantec Corp. @                                                                   600             28,650
Texas Instruments, Inc.                                                         18,500          1,660,375
Xilinx, Inc. @                                                                   3,700            290,913
                                                                                              -----------
                                                                                               46,586,106
                                                                                              -----------
Telecommunications -- 7.88%
AT&T Corp.                                                                      56,800          2,655,400
Bell Atlantic Corp.                                                             35,000          2,272,812
BellSouth Corp.                                                                 11,500            517,500
Global Crossing Ltd. @                                                          20,000            692,500
GTE Corp.                                                                       27,100          2,032,500
Level 3 Communications, Inc. @                                                  10,300            704,263
MCI WorldCom, Inc. @                                                            50,500          4,333,531
Nortel Networks Corp.                                                            5,100            315,881


PILGRIM RESEARCH ENHANCED INDEX FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                                        Shares              Value
------------------------------------------------------------------------------------------------------------
(continued)
SBC Communications, Inc.                                                        86,546        $ 4,408,437
U. S. West, Inc.                                                                 3,400            207,613
                                                                                              -----------
                                                                                               18,140,437
                                                                                              -----------
Transportation -- 0.75%
AMR Corp.                                                                        3,400            215,900
Burlington Northern Santa Fe Corp.                                              10,600            337,875
CNF Transportation, Inc.                                                         1,100             36,369
CSX Corp.                                                                        4,900            200,900
FDX Corp. @                                                                      2,500            107,656
Norfolk Southern Corp.                                                           8,700            212,607
Northwest Airlines Corp. @                                                       1,600             40,500
Ryder System, Inc.                                                               1,000             21,375
Southwest Airlines Co.                                                          11,300            189,981
Union Pacific Corp.                                                              5,900            328,925
US Airways Group, Inc. @                                                           800             22,400
                                                                                              -----------
                                                                                                1,714,488
                                                                                              -----------
Utilities -- 2.42%
Allegheny Energy, Inc.                                                           4,000            127,250
Ameren Corp.                                                                     2,000             75,625
Carolina Power & Light Co.                                                      10,300            355,350
Central & South West Corp.                                                      18,200            403,812
Cinergy Corp.                                                                    5,200            146,900
     CMS Energy Corp.      3,600    132,750
Columbia Energy Group                                                            2,000            130,000
Consolidated Edison, Inc.                                                        1,200             45,825
Consolidated Natural Gas Co.                                                     1,900            121,600
Constellation Energy Group, Inc.                                                 4,900            150,369
Dominion Resources, Inc.                                                         8,600            413,875
Edison International                                                             5,900            174,787
El Paso Energy Corp.                                                             1,900             77,900
Entergy Corp.                                                                    8,300            248,481
FPL Group, Inc.                                                                  6,300            316,969
GPU, Inc.                                                                        4,200            142,538
NiSource, Inc.                                                                   4,100             84,050
Northern States Power Co.                                                       11,600            249,400
PG&E Corp.                                                                      13,400            307,362
Pinnacle West Capital Corp.                                                      2,700             99,563
PP&L Resources, Inc.                                                             5,300            143,431
Public Service Enterprise Group, Inc.                                            3,700            146,381
Reliant Energy, Inc.                                                            10,100            275,225
TECO Energy, Inc.                                                                4,200             92,663
Texas Utilities Co.                                                              9,600            372,000
The Southern Co.                                                                14,100            374,531
Unicom Corp.                                                                     7,100            272,019
Wisconsin Energy Corp.                                                           4,100             91,738
                                                                                              -----------
                                                                                                5,572,394
                                                                                              -----------
Total Common Stocks
(cost $215,502,699)                                                                           220,714,751
                                                                                              -----------

PILGRIM RESEARCH ENHANCED INDEX FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999


Security                                                              Principal Amount              Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agencies -- 0.43%(1)
U.S. Treasury Notes
5.875%, 11/15/99                                                            $  460,000         $  460,290
5.875%, 2/15/00                                                                535,000            536,102
                                                                                              -----------
Total U.S. Government and Agencies
(cost $996,322)                                                                                   996,392
                                                                                              -----------
Total Investment Securities -- 96.31%
(cost $216,499,021)                                                                           221,711,143
Repurchase Agreement -- 3.34%
Agreement  with State  Street  Bank and
Trust  bearing  interest  at 5.07% dated
10/29/99, to repurchased 11/01/99 in the
amount of $7,698,251 and collateralized
by $7,740,000 U.S. Treasury Bonds, 6.375%
due 9/30/01, value $7,853,027
(cost $7,695,000)                                                            7,695,000          7,695,000
Other assets less liabilities-- 0.35%                                                             800,514
                                                                                              -----------
Net Assets-- 100.00%                                                                         $230,206,657
                                                                                              ===========

 @ Non-income producing security.
 **American depositary receipts.
(1)The security has been segregated as collateral for futures contracts.

See accompanying notes to financial statements.

PILGRIM
INCOME AND GROWTH FUND



The Markets

     o U.S. equity markets were locked in a trading range for most of the past six months. Although in the first half of this period the equity markets staged a very strong rally, in the second half of the period they were weighed down by interest rate fears, in the wake of the Federal Reserve's first rate hike in over two years.

     o Although S&P 500(1) operating profits continued to grow in excess of 14%, concerns over increasing inflation and fears of further rate hikes as the Fed attempted to slow the economy created volatility in the markets. The bond market was under severe pressure for most of the quarter, as bond yields moved up as high as 6.40%.

     o Larger capitalization issues outperformed the smaller capitalization indices, with the Russell 2000(2) returning (0.25)%, versus 2.74% for the S&P 500 and 1.86% for the S&P Midcap.(3) Technology stocks continued to outperform while more cyclical and interest rate sensitive issues suffered; the growth style of investing significantly outperformed the value style of investing.

The Fund

     o The Fund's one year total return was 11.99%, 11.24%, and 11.12% for Class A, B, and C shares, respectively. The Lipper Average for Balanced Funds(4) returned 12.56% for the same period.

     o The Fund was helped by the restructuring undertaken earlier in the year, as the weightings in energy, telecommunications and technology stocks were increased and the Fund's exposure to financial issues was pared back.

     o The corporate bond portion of the the portfolio also benefited from the re-structuring, as the percentage of the portfolio in bonds had been lowered in favor of a greater allocation to equities. In the fixed income portion of the portfolio, we focused on those issues with a greater opportunity to improve earnings growth as the global economic recovery continued, and took on more credit risk relative to interest rate risk.

Current Strategy

     o The Federal Reserve has now taken back all of the interest rate cuts it made in the wake of the financial crisis triggered by Russia's 1998 default. While interest rate hikes normally have a dampening effect on the stock market, we believe this last rate hike was widely anticipated and is viewed as preemptive. The overall outlook for the financial markets remains benign, and we believe that interest rates have peaked for the moment. As we move into next year, we believe we will see further evidence of a global economic recovery and we believe this can be accomplished without a significant increase in inflation.

     o We believe that the Pilgrim Income & Growth Fund is well positioned given our current outlook. We have focused on companies that are less sensitive to interest rates and those that are at the early stages of growth cycles, while trying to keep the Fund's current yield attractive and paying careful attention to valuation.



--------------------------------------------------------------------------------------------------------------
Fund Information (All data are as of 10/31/99)                               Total Net Assets $92,414,563
--------------------------------------------------------------------------------------------------------------


Top 10 Holdings
Name                                   % Fund
1    Halliburton Co.                    4.1%

2    Avon Products, Inc.                3.7

3    MCI Worldcom, Inc.                 3.1

4    First Union Corp.                  2.9

5    IES Utilities, Inc.                2.8

6    FleetBoston Financial Corp.        2.7

7    International Business
     Machines Corp.                     2.7

8    General Motors Acceptance Corp.    2.6

9    Delphi Automotive Systems Corp.    2.1

10   Taiwan Semiconductor
     Manufacturing Co.                  2.0
                                      -----
                                       28.7%
                                      =====
Top 5 Industries
(by percentage of net assets)


Finance                         15.1%


Energy                          14.1%


Consumer Staples                12.9%


Utilities                       11.0%


Communication Services          10.0%




SEC Average Annual Rates of Return
(at maximum applicable sales charge)
--------------------------------------------------------------------------------
                 Inception    5 years       1 year
--------------------------------------------------------------------------------
Class A             8.92%      10.24%        6.70%
--------------------------------------------------------------------------------
Class B             8.33%      10.27%        7.11%
--------------------------------------------------------------------------------
Class C             8.98%      10.54%       10.29%
--------------------------------------------------------------------------------

Cumulative Total Return
(do not reflect sales charge)
--------------------------------------------------------------------------------
                 Inception    5 years       1 year
--------------------------------------------------------------------------------
Class A            75.03%      70.96%       11.99%
--------------------------------------------------------------------------------
Class B            58.07%      65.00%       11.24%
--------------------------------------------------------------------------------
Class C            62.16%      65.05%       11.12%
--------------------------------------------------------------------------------


Past performance is no guarantee of future results.

Principal Risk Factor(s): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

PILGRIM
INCOME AND GROWTH FUND



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PILGRIM INCOME AND GROWTH FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.(5)

         In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended October 31, 1999, with all distributions reinvested in shares. The average annualized total return for Class A shares of 8.92% for the period since the Fund's inception of November 8, 1993 reflects payment of the maximum sales charge of 4.75%. Average annualized total returns of 8.33% and 8.98% since inception for Class B and Class C shares of February 9, 1994 and March 21, 1994, respectively, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance. Investment return and principal value will fluctuate. Fund shares when redeemed maybe worth more or less than their original cost.


                   Pilgrim Income and Growth Fund -- Class A

                          Average Annual Total Return
                                  1-Year 6.70%
                             Since Inception 8.92%



           Lehman Gov't/Corp   Lipper Balanced   Income and Growth     S&P 500
11/08/93          10000             10000              9525             10000
                  10030              9840              9667              9871
                  10074             10005              9805              9971
                  10225             10267             10225             10295
                  10002             10065              9938              9985
                   9757              9700              9536              9528
                   9676              9721              9488              9638
                   9659              9796              9536              9758
                   9637              9626              9432              9496
                   9829              9843              9645              9795
                   9833             10090              9936             10163
                   9685              9908              9819              9890
10/31/94           9674              9939              9751             10097
                   9657              9707              9448              9698
                   9721              9800              9455              9817
                   9907              9922              9416             10056
                  10137             10211              9643             10419
                  10205             10392              9808             10703
                  10347             10587              9997             11003
                  10780             10925             10364             11402
                  10867             11119             10527             11645
                  10824             11354             10758             12015
                  10963             11443             10868             12012
                  11075             11716             11039             12493
10/31/95          11237             11686             10948             12431
                  11423             12049             11291             12942
                  11591             12239             11472             13168
                  11663             12460             11574             13597
                  11415             12466             11533             13691
                  11319             12513             11622             13799
                  11241             12596             11734             13984
                  11222             12725             11928             14304
                  11373             12767             11977             14336
                  11399             12438             11596             13681
                  11371             12634             11843             13939
                  11574             13102             12208             14694
10/31/96          11843             13380             12591             15077
                  12061             14003             13253             16184
                  11927             13831             13219             15836
                  11942             14254             13601             16806
                  11967             14307             13798             16906
                  11824             13891             13192             16185
                  11997             14309             13472             17130
                  12109             14895             14008             18134
                  12254             15373             14408             18922
                  12629             16255             14936             20400
                  12487             15739             14467             19229
                  12684             16367             15003             20251
10/31/97          12886             16069             14719             19553
                  12954             16364             15168             20425
                  13090             16623             15275             20746
                  13275             16741             15188             20957
                  13248             17405             15598             22433
                  13289             17938             15966             23553
                  13355             18063             15953             23767
                  13499             17881             15841             23320
                  13636             18210             15848             24239
                  13647             17997             15445             23958
                  13914             16447             13971             20465
                  14312             17156             14388             21742
10/31/98          14211             17798             14884             23487
                  14296             18450             15292             24876
                  14330             19130             16155             26278
                  14432             19437             16295             27356
                  14088             18970             15819             26473
                  14159             19439             16195             27500
                  14194             20076             16926             28543
                  14048             19767             16617             27831
                  14005             20313             16923             29346
                  13965             19933             16768             28405
                  13954             19723             16584             26629
                  14080             19471             16341             25869
10/31/99          14116             20036             16669             27486


S&P 500     Income and Growth      Lipper Balanced     Lehman Gov't/Corp


                   Pilgrim Income and Growth Fund -- Class B

                          Average Annual Total Return
                                  1-Year 7.11%
                             Since Inception 8.33%


           Lehman Gov't/Corp   Lipper Balanced   Income and Growth     S&P 500
02/09/94          10000             10000             10000             10000
                   9921              9804              9784              9699
                   9678              9447              9388              9255
                   9598              9468              9340              9362
                   9580              9541              9388              9478
                   9558              9376              9278              9224
                   9749              9587              9488              9515
                   9753              9827              9773              9872
                   9606              9650              9647              9607
                   9596              9680              9580              9808
                   9578              9454              9283              9420
12/31/94           9641              9545              9275              9536
                   9827              9664              9236              9768
                  10055              9946              9439             10120
                  10122             10121              9598             10397
                  10263             10311              9782             10688
                  10693             10641             10132             11076
                  10778             10830             10289             11312
                  10736             11059             10505             11671
                  10874             11145             10603             11668
                  10984             11411             10771             12136
                  11146             11382             10673             12075
                  11330             11736             10998             12571
12/31/95          11496             11921             11165             12791
                  11568             12136             11264             13208
                  11322             12142             11214             13299
                  11227             12188             11293             13404
                  11150             12268             11392             13584
                  11131             12394             11581             13895
                  11280             12435             11627             13926
                  11306             12115             11248             13290
                  11279             12306             11467             13540
                  11480             12761             11819             14273
                  11747             13032             12181             14646
                  11963             13639             12813             15721
12/31/96          11830             13472             12787             15382
                  11845             13883             13146             16325
                  11870             13935             13325             16422
                  11728             13530             12735             15722
                  11900             13937             12994             16640
                  12010             14508             13500             17615
                  12154             14973             13885             18381
                  12526             15832             14383             19816
                  12386             15330             13919             18679
                  12580             15941             14421             19672
10/31/97          12782             15651             14148             18993
                  12849             15938             14568             19840
                  12984             16190             14666             20152
                  13167             16305             14570             20357
                  13140             16953             14952             21791
                  13181             17471             15293             22879
                  13247             17593             15281             23087
                  13389             17416             15161             22652
                  13525             17737             15164             23546
                  13536             17529             14765             23272
                  13801             16019             13353             19879
                  14195             16710             13735             21119
10/31/98          14095             17335             14209             22815
                  14180             17970             14586             24164
                  14214             18633             15395             25526
                  14315             18931             15515             26573
                  13974             18477             15060             25715
                  14044             18933             15405             26713
                  14079             19554             16088             27726
                  13934             19253             15793             27034
                  13891             19784             16067             28506
                  13852             19414             15920             27592
                  13841             19211             15732             25867
                  13965             18965             15496             25128
10/31/99          14002             19515             15807             26700
                  13954             19723             16584             26629
                  14080             19471             16341             25869
10/31/99          14116             20036             16669             27486

S&P 500     Income and Growth    Lipper Balanced    Lehman Gov't/Corp




                   Pilgrim Income and Growth Fund -- Class C


           Lehman Gov't/Corp   Lipper Balanced   Income and Growth     S&P 500
03/21/94          10000             10000             10000             10000
                   9893              9637              9632              9542
                   9811              9658              9584              9653
                   9793              9732              9632              9772
                   9771              9563              9517              9510
                   9966              9779              9732              9810
                   9970             10024             10025             10179
                   9820              9843              9894              9905
                   9809              9874              9825             10112
                   9791              9644              9520              9713
12/31/94           9856              9736              9510              9832
                  10045              9857              9471             10071
                  10278             10145              9679             10434
                  10347             10324              9838             10720
                  10491             10518             10027             11020
                  10930             10854             10387             11420
                  11018             11047             10554             11663
                  10975             11280             10775             12034
                  11115             11368             10875             12030
                  11229             11640             11039             12512
                  11394             11610             10948             12450
                  11582             11971             11282             12962
12/31/95          11752             12160             11455             13188
                  11825             12379             11557             13618
                  11574             12385             11506             13712
                  11477             12432             11588             13820
                  11398             12514             11690             14005
                  11378             12642             11976             14326
                  11531             12684             11923             14358
                  11557             12357             11543             13702
                  11530             12552             11769             13960
                  11735             13016             12132             14716
                  12008             13293             12503             15100
                  12229             13912             13153             16208
12/31/96          12093             13741             13117             15860
                  12108             14161             13485             16832
                  12133             14214             13670             16931
                  11989             13801             13064             16210
                  12164             14216             13341             17157
                  12277             14798             13862             18162
                  12424             15273             14248             18951
                  12805             16149             14759             20431
                  12661             15637             14294             19258
                  12860             16260             14800             20282
10/31/97          13066             15964             14519             19583
                  13135             16258             14952             20456
                  13272             16514             15054             20778
                  13459             16632             14955             20989
                  13432             17292             15349             22467
                  13474             17821             15700             23589
                  13541             17946             15688             23803
                  13687             17764             15565             23355
                  13826             18092             15568             24276
                  13837             17880             15158             23994
                  14107             16340             13706             20496
                  14511             17045             14106             21775
10/31/98          14408             17682             14593             23523
                  14495             18330             14981             24914
                  14530             19006             15807             26318
                  14633             19310             15931             27398
                  14284             18847             15463             26513
                  14356             19312             15796             27542
                  14392             19946             16498             28587
                  14244             19638             16195             27873
                  14199             20180             16476             29390
                  14160             19803             16325             28449
                  14148             19595             16132             26669
                  14276             19344             15880             25908
10/31/99          14313             19905             16216             27528

S&P 500    Income and Growth     Lipper Balanced      Lehman Gov't/Corp.



1. The Standard & Poors 500 Index is a widely recognized index of common stock. Index returns do not reflect fees, brokerage commissions or other expenses of investing. Returns for Standard & Poors 500 Index are based on average annual returns, and include reinvestment of dividends and distributions, if any.

2. The Russell 2000 Index is an index that measures the performance of small companies.

3. The S&P Midcap 400 Index is an Index which measures the performance of the mid-size company segment of the U.S. market.

4. Lipper Average for Balanced Funds includes 430,324, and 206 Funds for the 1, 3, and 5 years pending, respectively.

5. Sales charges reflected below represent those sales charges in effect as of October 31, 1999. Effective November 1, 1999 the sales charge schedule has been changed to conform with similar Funds in the Pilgrim Fund Family, and can be found in the related Pilgrim Fund prospectus.

The Lipper Average for Balanced Funds and all indices are unmanaged.

PILGRIM INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Industry                                                                      Value       % of Net Assets
------------------------------------------------------------------------------------------------------------
Basic Material                                                          $ 5,651,581                 6.11%
Capital Goods                                                             5,104,375                 5.52
Communication Services                                                    9,248,007                10.01
Computer Communications                                                   1,139,600                 1.23
Consumer Cyclicals                                                        3,785,115                 4.10
Consumer Staples                                                         11,882,092                12.86
EDP Peripherals                                                           1,752,000                 1.90
EDP Services                                                              2,422,544                 2.62
Electronic Data Processing                                                2,536,092                 2.74
Electronic Production/Equipment                                           1,856,870                 2.01
Energy                                                                   12,991,738                14.06
Federal Agencies                                                          1,789,900                 1.94
Financial                                                                13,951,312                15.10
Major Pharmaceuticals                                                     2,728,072                 2.95
Photography                                                               1,068,531                 1.16
Real Estate Investment Trust                                                443,213                 0.48
Semiconductor                                                             2,522,894                 2.73
Utilities                                                                10,197,211                11.03
Other assets less liabilities                                             1,343,416                 1.45
                                                                         ----------               ------
Net Assets                                                              $92,414,563               100.00%
                                                                         ==========               ======

See accompanying notes to financial statements.

PILGRIM INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                                        Shares              Value
-------------------------------------------------------------------------------------------------------------
Common Stocks -- 68.09%
Basic Material -- 6.11%
Abitibi-Consolidated, Inc.                                                      59,500         $  717,719
Alcoa, Inc.                                                                     14,400            874,800
American National Can Group, Inc. @                                             15,800            197,500
Bowater, Inc.                                                                   19,000            997,500
International Paper Co.                                                         27,300          1,436,662
Union Carbide Corp.                                                             23,400          1,427,400
                                                                                               ----------
                                                                                                5,651,581
                                                                                               ----------
Capital Goods -- 5.52%
AlliedSignal, Inc.                                                              15,400            876,838
Briggs & Stratton Corp.                                                         25,900          1,513,531
Danaher Corp.                                                                   27,300          1,318,931
Ingersoll-Rand Co.                                                              26,700          1,395,075
                                                                                               ----------
                                                                                                5,104,375
                                                                                               ----------
Communication Services -- 6.92%
BellSouth Corp.                                                                 28,100          1,264,500
Global Crossing Ltd. @                                                          37,925          1,313,153
GTE Corp.                                                                       19,900          1,492,500
Qwest Communications International, Inc. @                                      26,800            964,800
SBC Communications, Inc.                                                        26,714          1,360,744
                                                                                               ----------
                                                                                                6,395,697
                                                                                               ----------
Computer Communications -- 1.23%
Cisco Systems, Inc. @                                                           15,400          1,139,600
                                                                                               ----------
Consumer Cyclicals -- 2.03%
Dayton Hudson Corp.                                                             20,300          1,311,887
General Motors Corp.                                                               500             35,125
Office Depot, Inc. @                                                            42,200            524,863
                                                                                               ----------
                                                                                                1,871,875
                                                                                               ----------
Consumer Staples -- 9.16%
Church & Dwight Co., Inc.                                                       39,400          1,026,862
Comcast Corp. @                                                                 34,400          1,449,100
Cox Communications, Inc. @                                                      36,000          1,635,750
Emmis Communications Corp. @                                                     9,800            706,825
General Mills, Inc.                                                             16,000          1,395,000
Kimberly-Clark Corp.                                                            19,755          1,247,034
The Seagram Co. Ltd.                                                            20,300          1,002,313
                                                                                               ----------
                                                                                                8,462,884
                                                                                               ----------
EDP Peripherals -- 1.90%
EMC Corp.                                                                       24,000          1,752,000
                                                                                               ----------
EDP Services -- 2.62%
Electronic Data Systems Corp.                                                   27,900          1,632,150
First Data Corp.                                                                17,300            790,394
                                                                                               ----------
                                                                                                2,422,544
                                                                                               ----------
Electronic Production/Equipment -- 2.01%
Taiwan Semiconductor Manufacturing Co. Ltd. @ **                                53,628          1,856,870
                                                                                               ----------
Energy -- 9.98%
Apache Corp.                                                                    42,700          1,665,300
Baker Hughes, Inc.                                                              56,200          1,570,087
Chevron Corp.                                                                   15,000          1,369,688
Conoco, Inc. (Class B)                                                          29,851            809,708
Mobil Corp.                                                                     15,500          1,495,750
Noble Drilling Corp. @                                                          62,200          1,380,063
Texaco, Inc.                                                                    15,200            932,900
                                                                                               ----------
                                                                                                9,223,496
                                                                                               ----------

PILGRIM INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999


Security                                                                        Shares              Value
---------------------------------------------------------------------------------------------------------------
Financial -- 6.91%
Bank of New York Co., Inc.                                                      36,200        $ 1,515,875
Bank One Corp.                                                                  13,400            503,338
Citigroup, Inc.                                                                 33,450          1,810,481
J. P. Morgan & Co., Inc.                                                         9,000          1,177,875
The Chase Manhattan Corp.                                                       15,800          1,380,525
                                                                                               ----------
                                                                                                6,388,094
                                                                                               ----------
Major Pharmaceuticals -- 1.07%
Merck & Co., Inc.                                                               12,400            986,575
                                                                                               ----------
Photography -- 1.16%
Eastman Kodak Co.                                                               15,500          1,068,531
                                                                                               ----------
Real Estate Investment Trust -- 0.48%
Equity Residential Properties Trust                                             10,600            443,213
                                                                                               ----------
Semiconductor -- 2.73%
LSI Logic Corp. @                                                               23,300          1,239,269
Micron Technology, Inc.                                                         18,000          1,283,625
                                                                                               ----------
                                                                                                2,522,894
                                                                                               ----------
Utilities -- 8.26%
El Paso Energy Corp.                                                            36,900          1,512,900
Enron Corp. @                                                                   39,800          1,589,512
Kinder Morgan, Inc.                                                             61,300          1,233,663
The AES Corp.                                                                   16,800            948,150
The Montana Power Co.                                                           45,600          1,296,750
Williams Cos., Inc.                                                             28,200          1,057,500
                                                                                               ----------
                                                                                                7,638,475
                                                                                               ----------
Total Common Stocks
(cost $49,672,121)                                                                             62,928,704
                                                                                               ----------

PILGRIM INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                              Principal Amount              Value
----------------------------------------------------------------------------------------------------------------
Domestic Corporate Bonds -- 28.52%
Communication Services -- 3.09%
MCI Worldcom, Inc.
6.50%, Sr. Notes, 4/15/10                                                  $ 3,000,000        $ 2,852,310
                                                                                               ----------
Consumer Cyclicals -- 2.07%
Delphi Automotive Systems Corp.
6.125%, Notes, 5/01/04                                                       2,000,000          1,913,240
                                                                                               ----------
Consumer Staples -- 3.70%
Avon Products, Inc.
6.55%, Notes, 8/01/07                                                        3,600,000          3,419,208
                                                                                               ----------
Electronic Data Processing -- 2.74%
International Business Machines Corp.
6.45%, Notes, 8/01/07                                                        2,600,000          2,536,092
                                                                                               ----------
Energy -- 4.08%
Halliburton Co.
5.625%, Notes, 12/01/08                                                      4,165,000          3,768,242
                                                                                               ----------
Financial -- 8.18%
First Union Corp.
7.50%, Subordinated Notes, 7/15/06                                           2,600,000          2,645,994
FleetBoston Financial Corp.
7.19%, Subordinated Notes, 10/02/12                                          2,600,000          2,484,508
General Motors Acceptance Corp.
6.125%, Notes, 1/22/08                                                       2,600,000          2,432,716
                                                                                               ----------
                                                                                                7,563,218
                                                                                               ----------
Major Pharmaceuticals -- 1.89%
American Home Products Corp.
7.90%, Notes, 2/15/05                                                        1,700,000          1,741,497
                                                                                               ----------
Utilities -- 2.77% IES Utilities, Inc.
6.625%, Sr. Debentures, 8/01/09                                              2,700,000          2,558,736
                                                                                               ----------
Total Domestic Corporate Bonds
(cost $27,687,603)                                                                             26,352,543
                                                                                               ----------
U.S. Government and Agencies -- 1.94%
Federal Home Loan Mortgage Corp.
5.125%, 10/15/08                                                             2,000,000          1,789,900
                                                                                               ----------
Total U.S. Government and Agencies
(cost $1,990,700)                                                                               1,789,900
                                                                                               ----------
Total Investment Securities -- 98.55%
(cost $79,350,424)                                                                             91,071,147
Repurchase Agreement-- 1.66%
Agreement with State Street Bank and Trust bearing interest at 5.07%
dated 10/29/99, to be repurchased 11/01/99 in the amount of
$1,533,648 and collateralized by $1,545,000 U.S. Treasury Bonds,
6.375% due 9/30/01, value $1,567,562
(cost $1,533,000)                                                            1,533,000         1,533,000
Liabilities in excess of other assets-- (0.21%)                                                 (189,584)
                                                                                               ----------
Net Assets-- 100.00%                                                                          $92,414,563
                                                                                               ==========

@  Non-income producing security.
** American depositary receipts.

See accompanying notes to financial statements.

PILGRIM
HIGH TOTAL RETURN FUND II



The Markets

     o The fiscal year ended October 31, 1999 closed with robust equity markets and GDP growth rates of approximately 4%. The equity markets' outstanding performance was primarily due to the strength of the U.S. economy and the absence of inflation indicators. Additionally, worldwide markets stabilized, rebounding off their lows. Inflation continued to remain low at roughly 1.5%, as both lower commodity prices and imports kept prices in check. During the twelve months, yields of 10- and 30-year Treasury bonds had a significant backup. Their yields as of October 31, 1999 stood at 6.02% and 6.16%, up 142 bps and 101 bps, respectively. The backup in interest rates was primarily due to the continued strength of the U.S. economy, which heightened expectations that the Fed might need to raise rates further to hold inflation in check. The Federal Reserve tightened rates by 25 basis points in June and then tightened an additional 25 basis points in August, to the current level of 5.25%. High yield bond spreads widened as liquidity concerns returned, redemptions in mutual funds increased and stock market investor confidence wavered, all while the domestic economic outlook remained robust.

     o The Lehman Brothers Corporate High Yield Index(1) returned 4.34% for the twelve months ended October 31, 1999 compared to 0.53% for the Lehman Brothers U.S. Aggregate Bond Index.(2) As economic and financial concerns returned during the quarter, high yield bonds underperformed all other fixed income assets in the third quarter. At the end of the third quarter 1999, high yield spreads still remained historically wide to Treasuries at 525-650 basis points. In general, bonds with lower credit ratings substantially underperformed the upper tier of the high yield market.

The Fund

     o From November 1, 1998 through October 31, 1999, the total return of the Fund's Class A, B, and C shares was (3.10%), (4.00%), and (3.77%), respectively; the Lipper average for high yield funds was 6.61%.

     o The Fund's under-performance was attributed to the underperformance of the lower tier of the high yield market. Furthermore, prices of non-rated issues were taken down precipitously as investors hit one-time bids 40 to 50 points lower than where they were marked.

     o Since the third quarter 1998 meltdown, high yield investors have demanded a significant liquidity premium. This bias for more liquid issues has flowed into the out-performance by larger-sized issues. The Fund's allocation to smaller-sized issues adversely affected the Fund's performance during the period.

     o Distressed and under-performing assets such as shipping, oil and gas and emerging market credits were cut back. As the Fund's exposure to more commodities driven credits decreased, weightings in the cable, gaming and telecommunications sectors were increased. These sectors should provide both growth and stability to the Fund.

     o As the liquidity was flushed from the market, the upper tier issues substantially out-performed the middle and lower tier issues. This upper tier out-performance was prompted by the high yield market's poor liquidity, increasing default rates and mutual fund outflows.

PILGRIM
HIGH TOTAL RETURN FUND II

Current Strategy

     o We will continue the Fund's above-average allocation to non-cyclical industries, will maintain positions in bonds that have equity kickers and will focus on investments in undervalued bonds that have high yields and above-average potential for capital appreciation.


---------------------------------------------------------------------------------------------------------------
Fund Information (All data are as of 10/31/99)                              Total Net Assets $176,813,481
---------------------------------------------------------------------------------------------------------------

Top 10 Holdings
Name                                   % Fund
1    Intracel Corp.                     3.9%

2    Globix Corp.                       3.0

3    Amazon.com, Inc.                   2.8

4    TransAmerican Refining Corp.       2.8

5    Nextel Communications, Inc.        2.7

6    Worldport International, Inc.      2.6

7    Crown Castle International         2.5
     Corp.

8    EchoStar DBS Corp.                 2.5

9    Compass Aerospace Corp.            2.4

10   Virgin Cinemas Group Ltd.          2.3
                                      -----
                                       27.5%
                                      =====


Top 5 Industries

(by percentage of net assets)


Telecommunications              22.3%


Cable Television                10.7%


Food/Beverage/Tobacco           8.1%


Healthcare                      7.1%


Oil & Gas                       7.0%


SEC Average Annual Rates of Return
(at maximum applicable sales charge)

--------------------------------------------------------------------------------
                  Inception      5 years           1 year
--------------------------------------------------------------------------------
Class A             1.01%          N/A            -7.73%
--------------------------------------------------------------------------------
Class B             1.19%          N/A            -8.36%
--------------------------------------------------------------------------------
Class C             2.17%          N/A            -4.65%
--------------------------------------------------------------------------------

Cumulative Total Return
(do not reflect sales charge)
--------------------------------------------------------------------------------
                Inception        5 years          1 year
--------------------------------------------------------------------------------
Class A            7.93%           N/A            -3.10%
--------------------------------------------------------------------------------
Class B            5.83%           N/A            -4.00%
--------------------------------------------------------------------------------
Class C            6.08%           N/A            -3.77%
--------------------------------------------------------------------------------


Past performance is no guarantee of future results.

Principal Risk Factor(s): Exposure to financial and market and interest rate risks. High yields reflect the higher credit risks associated with certain lower rated securities in the Fund's portfolio and in some cases, the lower market prices for those instruments. Up to 50% of total assets may be invested in foreign securities including 35% in emerging market debt. International investing does pose special risks, including currency fluctuation and political risks not found in investments that are solely domestic. Risks of foreign investments generally intensified for investments in emerging markets.

PILGRIM
HIGH TOTAL RETURN FUND II




COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PILGRIM HIGH TOTAL RETURN II FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.(3)

     In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended October 31, 1999, with all distributions reinvested in shares. The average annualized total return for Class A shares of 1.01% for the period since the Fund's inception of January 31, 1997 reflects payment of the maximum sales charge of 4.75%. The average annualized returns of 1.19% and 2.17% since inception for Class B and Class C shares of January 31, 1997, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance. Investment return and principal value will fluctuate. Fund shares when redeemed maybe worth more or less than their original cost.



                  Pilgrim High Total Return Fund II -- Class A

                          Average Annual Total Return
                                 1-Year (7.73)%
                             Since Inception 1.01%



           Lehman Gov't/Corp Lehman High Yield  High Total Return
11/08/93          10000             10000              9525
                  10030             10048              9605
12/31/93          10074             10173              9792
                  10225             10393             10077
                  10002             10366             10054
                   9757              9974              9716
                   9676              9907              9577
                   9659              9912              9475
                   9637              9942              9511
                   9829             10027              9390
                   9833             10098              9308
                   9685             10099              9247
                   9674             10123              9226
                   9657              9996              9038
12/31/94           9721             10070              8953
                   9907             10207              9059
                  10137             10557              9403
                  10205             10671              9556
                  10347             10942              9818
                  10780             11248              9950
                  10867             11320              9906
                  10824             11463             10221
                  10963             11498             10267
                  11075             11640             10381
                  11237             11712             10427
                  11423             11815             10567
12/31/95          11591             12000             10849
                  11663             12212             11205
                  11415             12221             11373
                  11319             12213             11445
                  11241             12240             11664
                  11222             12313             11910
                  11373             12415             11861
                  11399             12472             11786
                  11371             12607             11887
                  11574             12911             12318
                  11843             13010             12319
                  12061             13267             12422
12/31/96          11927             13362             12552
                  11942             13493             12762
                  11967             13716             12994
                  11824             13511             12616
                  11997             13653             12557
                  12109             13946             12930
                  12254             14139             13279
                  12629             14528             13659
                  12487             14495             13764
                  12684             14782             14262
10/31/97          12886             14795             14172
                  12954             14936             14052
                  13090             15067             13989
                  13275             15339             14252
                  13248             15429             14456
                  13289             15574             14693
                  13355             15635             14718
                  13499             15689             14650
                  13636             15746             14644
                  13647             15835             14700
                  13914             14961             13176
                  14312             15029             12629
10/31/98          14211             14721             12237
                  14296             15332             12915
                  14330             15349             12875
                  14432             15576             12968
                  14088             15484             12861
                  14159             15631             12922
                  14194             15934             13531
                  14048             15719             13283
                  14005             15686             13276
                  13965             15749             13033
                  13954             15574             12540
                  14080             15462             12294
10/31/99          14116             15360             12009

Lehman Gov't/Corp      Lehman High Yield       High Total Return II




                  Pilgrim High Total Return Fund II -- Class B

                          Average Annual Total Return
                                 1-Year (8.36)%
                             Since Inception 1.19%


            Lehman Gov't/Corp Lehman High Yield High Total Return
02/09/94          10000             10000             10000
                   9921              9974              9937
                   9678              9597              9598
                   9598              9532              9455
                   9580              9536              9348
                   9558              9566              9379
                   9749              9647              9254
                   9753              9716              9169
                   9606              9717              9102
                   9596              9740              9076
                   9578              9617              8885
12/31/94           9641              9689              8796
                   9827              9820              8895
                  10055             10157              9206
                  10122             10267              9350
                  10263             10528              9601
                  10693             10822              9748
                  10778             10892              9699
                  10736             11029              9980
                  10874             11063             10018
                  10984             11199             10147
                  11146             11269             10163
                  11330             11368             10293
12/31/95          11496             11546             10562
                  11568             11750             10903
                  11322             11759             11084
                  11227             11751             11124
                  11150             11777             11331
                  11131             11847             11563
                  11280             11946             11532
                  11306             12000             11452
                  11279             12130             11519
                  11480             12422             11955
                  11747             12518             11923
                  11963             12765             12016
12/31/96          11830             12857             12160
                  11845             12983             12331
                  11870             13197             12548
                  11728             13000             12174
                  11942             13493             12762
                  11967             13716             12994
                  11824             13511             12616
                  11997             13653             12557
                  12109             13946             12930
                  12254             14139             13279
                  12629             14528             13659
                  12487             14495             13764
                  12684             14782             14262
10/31/97          12886             14795             14172
                  12954             14936             14052
                  13090             15067             13989
                  13275             15339             14252
                  13248             15429             14456
                  13289             15574             14693
                  13355             15635             14718
                  13499             15689             14650
                  13636             15746             14644
                  13647             15835             14700
                  13914             14961             13176
                  14312             15029             12629
10/31/98          14211             14721             12237
                  14296             15332             12915
                  14330             15349             12875
                  14432             15576             12968
                  14088             15484             12861
                  14159             15631             12922
                  14194             15934             13531
                  14048             15719             13283
                  14005             15686             13276
                  13965             15749             13033
                  13954             15574             12540
                  14080             15462             12294
10/31/99          14116             15360             12009

Lehman Gov't/Corp      Lehman High Yield       High Total Return II



Pilgrim High Total Return Fund II -- Class C


            Lehman Gov't/Corp Lehman High Yield High Total Return
03/21/94          10000             10000             10000
                   9893              9622              9769
                   9811              9557              9623
                   9793              9561              9514
                   9771              9591              9545
                   9966              9673              9418
                   9970              9741              9331
                   9820              9742              9264
                   9809              9766              9237
                   9791              9642              9043
12/31/94           9856              9714              8952
                  10045              9846              9052
                  10278             10184              9412
                  10347             10294              9558
                  10491             10555              9815
                  10930             10851              9964
                  11018             10920              9915
                  10975             11058             10200
                  11115             11092             10239
                  11229             11228             10370
                  11394             11298             10386
                  11582             11397             10519
12/31/95          11752             11576             10793
                  11825             11780             11141
                  11574             11790             11324
                  11477             11781             11365
                  11398             11807             11577
                  11378             11878             11813
                  11531             11977             11782
                  11557             12032             11701
                  11530             12162             11769
                  11735             12455             12214
                  12008             12551             12181
                  12229             12798             12275
12/31/96          12093             12890             12422
                  12108             13016             12596
                  12133             13231             12843
                  11989             13034             12437
                  12164             13171             12399
                  12277             13453             12758
                  12424             13640             13093
                  12805             14015             13459
                  12661             13983             13554
                  12860             14259             14034
10/31/97          13066             14272             13939
                  13135             14409             13786
                  13272             14535             13744
                  13459             14797             13994
                  13432             14883             14156
                  13474             15023             14380
                  13541             15082             14425
                  13687             15135             14320
                  13826             15189             14335
                  13837             15276             14351
                  14107             14433             12890
                  14511             14498             12350
10/31/98          14408             14201             11930
                  14495             14790             12583
                  14530             14806             12569
                  14633             15026             12619
                  14284             14937             12540
                  14356             15079             12559
                  14392             15371             13142
                  14244             15164             12894
                  14199             15132             12880
                  14160             15192             12637
                  14148             15024             12154
                  14276             14916             11909
10/31/99          14313             14817             11663
                  13954             15574             12540
                  14080             15462             12294
10/31/99          14116             15360             12009


Lehman Gov't/Corp      Lehman High Yield       High Total Return II



1. The Lehman Brothers, ("LB"), Corporate High Yield Bond Index is comprised of bonds rated Baa 3 or better.

2. The LB U.S. Aggregated Bond Index is comprised of fixed income securities.

3. Sales charges reflected below represent those sales charges in effect as of October 31, 1999. Effective November 1, 1999 the sales charge schedule has been changed to conform with similar Funds in the Pilgrim Fund Family, and can be found in the related Pilgrim Fund prospectus.

All indices are unmanaged.

PILGRIM HIGH TOTAL RETURN FUND II
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                              Principal Amount              Value
-------------------------------------------------------------------------------------------------------------
Domestic Bonds & Notes -- 65.44%
Aerospace & Defense -- 2.37%
Compass Aerospace Corp.  #
10.125%, Sr. Subordinated Notes, 4/15/05                                   $ 5,210,000       $  4,194,050
Willcox & Gibbs, Inc.  *
12.25%, Company Guarantee, 12/15/03                                              4,000                300
                                                                                              -----------
                                                                                                4,194,350
                                                                                              -----------
Automotive Manufacturing -- 1.84%
Prestolite Electric, Inc.
9.625%, Company Guarantee, 2/01/08                                           2,000,000          1,610,000
Safelite Glass Corp.
9.875%, Sr. Subordinated Notes, 12/15/06                                     2,500,000          1,637,500
                                                                                              -----------
                                                                                                3,247,500
                                                                                              -----------
Broadcasting -- 2.58%
Brill Media Company LLC  $
7.50/12.00%, Sr. Notes, 12/15/07                                             3,000,000          2,115,000
Unisite, Inc.++

13.00%, Notes, 12/15/04                                                      2,064,000          2,443,260
                                                                                              -----------
                                                                                                4,558,260
                                                                                              -----------
Cable Television -- 7.33%
Charter Communications LLC $
0/9.92%, Sr. Discount Notes, 4/01/11                                         6,500,000          3,867,500
Diva Systems Corp.  $
0/12.625%, Sr. Discount Notes, 3/01/08                                       6,300,000          1,795,500
EchoStar DBS Corp.
9.25%, Sr. Notes, 2/01/06                                                    4,500,000          4,477,500
NTL Communications, Inc.  $
0/9.75%, Sr. Notes, 4/01/08                                                  4,150,000          2,822,000
                                                                                              -----------
                                                                                               12,962,500
                                                                                              -----------
Capital Goods Manufacturing -- 0.77%
Indesco International, Inc.
9.75%, Sr. Subordinated Notes, 4/15/08                                       2,538,000          1,357,830
                                                                                              -----------
Chemical -- 0.90%
Laroche Industries, Inc.
9.50%, Sr. Subordinated Notes, 9/15/07                                       2,500,000            712,500
Simcala, Inc.
9.625%, Sr. Notes, 4/15/06                                                   1,500,000            885,000
                                                                                              -----------
                                                                                                1,597,500
                                                                                              -----------
Computer/Electronics -- 1.16% Cooperative Computing, Inc.
9.00%, Sr. Subordinated Notes, 2/01/08                                       3,000,000          2,055,000
                                                                                              -----------
Consumer Products -- 3.87%
Decora Industries, Inc.
11.00%, Sr. Secured Notes, 5/01/05                                           4,000,000          3,500,000
Packaged Ice, Inc.
9.75%, Company Guarantee, 2/01/05                                            4,000,000          3,340,000
                                                                                              -----------
                                                                                                6,840,000
                                                                                              -----------
Energy -- 0.65%
Michael Petroleum Corp.
11.50%, Sr. Notes, 4/01/05                                                   2,500,000          1,156,250
                                                                                              -----------

NORTHSTAR HIGH TOTAL RETURN FUND II
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                              Principal Amount              Value
-------------------------------------------------------------------------------------------------------------
Food/Beverage/Tobacco -- 4.43%
Ameriserve Food Distribution, Inc.
8.875%, Company Guarantee, 10/15/06                                        $ 5,000,000        $ 3,275,000
North Atlantic Trading, Inc.
11.00%, Company Guarantee, 6/15/04                                           3,600,000          3,402,000
Standard Commercial Tobacco Co., Inc.
8.875%, Company Guarantee, 8/01/05                                             350,000            289,625
Tom's Foods, Inc.
10.50%, Sr. Secured Notes, 11/01/04                                          1,000,000            865,000
                                                                                              -----------
                                                                                                7,831,625
                                                                                              -----------
Healthcare -- 4.68%
Intracel Corp.++
12.00%, Escrow Notes, 8/25/03                                                1,317,073          1,165,610
Intracel Corp.++
12.00%, Notes, 8/25/03                                                       7,682,927          6,799,390
Mediq, Inc.  $
0/13.00%, Debentures, 6/01/09                                                7,000,000            315,000
                                                                                              -----------
                                                                                                8,280,000
                                                                                              -----------
Homebuilders/Home Construction -- 1.73%
Engle Homes, Inc.
9.25%, Sr. Notes, 2/01/08                                                    3,500,000          3,062,500
                                                                                              -----------
Hotel & Gaming -- 1.37%
Venetian Casino Resort LLC $
10/14.25%, Sr. Subordinated Notes, 11/15/05                                  4,000,000          2,420,000
                                                                                              -----------
Leisure -- 3.42%
Globix Corp.
13.00%, Sr. Notes, 5/01/05                                                   6,000,000          5,310,000
Silverleaf Resorts, Inc.
10.50%, Company Guarantee, 4/01/08                                             500,000            332,500
Source Media, Inc.
12.00%, Sr. Notes, 11/01/04                                                  1,000,000            405,000
                                                                                              -----------
                                                                                                6,047,500
                                                                                              -----------
Oil & Gas -- 5.11%
Forman Petroleum Corp. *
13.50%, Company Guarantee, 6/01/04                                           2,000,000          1,010,000
TransAmerican Refining Corp.  # &
15.00%, Sr. Notes, 12/01/03                                                  5,345,830          4,971,622
Windsor Petroleum Transport Corp.  #
7.84%, Notes, 1/15/21                                                        4,000,000          3,060,000
                                                                                              -----------
                                                                                                9,041,622
                                                                                              -----------
Restaurants -- 1.54%
Romacorp, Inc.
12.00%, Company Guarantee, 7/01/06                                           3,000,000          2,715,000
                                                                                              -----------
Services -- 4.16%
Allied Waste North America, Inc.  #
10.00%, Sr. Subordinated Notes, 8/01/09                                      4,000,000          3,420,000

NORTHSTAR HIGH TOTAL RETURN FUND II
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                              Principal Amount              Value
-------------------------------------------------------------------------------------------------------------
(continued)
Comforce Corp.  &
15.00%, Sr. Secured Debentures, 12/01/09                                   $ 3,111,764        $ 2,193,793
Mentus Media Corp.  &
12.00%, Sr. Secured Notes, 2/01/03                                           1,777,000            364,285
Sabreliner Corp.  #
11.00%, Sr. Notes, 6/15/08                                                   2,000,000          1,380,000
                                                                                              -----------
                                                                                                7,358,078
                                                                                              -----------
Shipping -- 0.42%
Ultralpetrol Bahamas Ltd.
10.50%, 1st Mortage Notes, 4/01/08                                             900,000            733,500
                                                                                              -----------

Specialty Retailing -- 2.76%
Amazon.com, Inc.  $
0/10.00%, Sr. Discount Notes, 5/01/08                                        7,500,000          4,875,000
                                                                                              -----------

Telecommunications -- 14.35%
Crown Castle International Corp.  # $
0/11.25%, Sr. Discount Notes, 8/01/11                                        7,250,000          4,350,000
International Wireless Communications Holdings, Inc.  *
0%, Sr. Discount Notes, 8/15/01                                              1,500,000            157,500
Iridium LLC Capital Corp.  *
13.00%, Sr. Subordinated Notes, 7/15/05                                      1,250,000             81,250
ITC Deltacom, Inc.
11.00%, Sr. Notes, 6/01/07                                                       3,000              3,105
Level 3 Communications, Inc.
9.125%, Sr. Notes, 5/01/08                                                   3,000,000          2,812,500
Metromedia Fiber Network, Inc.
10.00%, Sr. Notes, 11/15/08                                                  4,000,000          3,995,000
Nextel Communications, Inc.  $

0/9.75%, Sr. Discount Notes, 10/31/07                                        6,500,000          4,712,500
Nextlink Communications, Inc.
10.75%, Sr. Notes, 11/15/08                                                  3,000,000          3,060,000
Nextlink Communications, Inc.  $
0/9.45%, Sr. Discount Notes, 4/15/08                                         3,500,000          2,100,000
Northeast Optic Network, Inc.
12.75%, Sr. Notes, 8/15/08                                                   3,000,000          3,105,000
RCN Corp.
10.00%, Sr. Notes, 10/15/07                                                  1,000,000            997,500
                                                                                              -----------
                                                                                               25,374,355
                                                                                              -----------
Total Domestic Bonds & Notes
(cost $142,428,418)                                                                           115,708,370
                                                                                              -----------
Foreign Bonds & Notes - 16.82%
Cable Television - 3.14%
NTL Communications, Inc.  $
0/9.75%, Sr. Notes, 4/15/09                                                  3,250,000          3,057,377
Star Choice Communications, Inc.
13.00%, Sr. Notes, 12/15/05                                                  2,500,000          2,487,500
                                                                                              -----------
                                                                                                5,544,877
                                                                                              -----------
Chemical - 0.56%
Tri Polyta Finance BV  *
11.375%, Company Guarantee, 12/01/03                                         3,000,000            990,000
                                                                                              -----------
Entertainment/Film - 2.32%
Virgin Cinemas Group Ltd.  ++ (1)
13.00%, Subordinated Notes, 6/30/09                                          2,500,000          4,107,998
                                                                                              -----------

NORTHSTAR HIGH TOTAL RETURN FUND II
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                       Principal Amount/Shares              Value
-------------------------------------------------------------------------------------------------------------
Food/Beverage/Tobacco - 2.15%
Fage Dairy Industries SA
9.00%, Sr. Notes, 2/01/07                                                  $ 4,250,000        $ 3,803,750
                                                                                              -----------

Oil & Gas - 1.75%
Hurricane Hydrocarbons  # *
11.75%, Sr. Notes, 11/01/04                                                  2,750,000          1,251,250
Northern Offshore ASA
10.00%, Company Guarantee, 5/15/05                                           3,000,000          1,845,000
                                                                                              -----------

                                                                                                3,096,250
                                                                                              -----------
Shipping - 1.27%
Equimar Shipholdings Ltd.
9.875%, Company Guarantee, 7/01/07                                           3,700,000          2,238,500
                                                                                              -----------

Telecommunications - 4.57%
Esprit Telecom Group PLC
11.50%, Sr. Notes, 12/15/07                                                  2,000,000          2,050,000
Occidente Y Caribe Celular SA  $
0/14.00%, Sr. Discount Notes, 3/15/04                                            7,000              3,955
Paging Do Brazil Holdings Co. LLC
13.50%, Sr. Notes, 6/06/05                                                   1,000,000            360,000
Poland Telecom Finance BV
14.00%, Company Guarantee, 12/01/07                                          2,000,000          1,645,000
RSL Communications PLC
12.25%, Sr. Notes, 11/15/06                                                  2,000,000          2,020,000
Worldwide Fiber Inc.  #
12.00%, Sr. Notes, 8/01/09                                                   2,000,000          2,010,000
                                                                                              -----------
                                                                                                8,088,955
                                                                                              -----------
Utilities -- 1.06%
CE Casecnan Water & Energy Co.
11.95%, Sr. Secured Notes, 11/15/10                                          2,000,000          1,870,000
                                                                                              -----------
Total Foreign Bonds & Notes
(cost $35,719,827)                                                                             29,740,330
                                                                                              -----------
Municipal Bonds -- 1.64%
Healthcare -- 1.64%
Health Insurance Plan of Greater New York Revenue Bonds
11.25%, due 7/01/10                                                          3,000,000          2,895,000
                                                                                              -----------
Total Municipal Bonds
(cost $3,174,430)                                                                               2,895,000
                                                                                              -----------

Convertible Bonds -- 0.00%
Aerospace & Defense -- 0.00%
Simula, Inc.  ++
8.00%, Sr. Subordinated Notes, 5/01/04                                           4,000              2,700
                                                                                              -----------
Total Convertible Bonds
(cost $4,000)                                                                                       2,700

                                                                                              -----------
Common Stocks -- 0.01% @
Food/Beverage/Tobacco -- 0.01%
International Fast Food Corp.                                                   13,012              8,458
                                                                                              -----------
Telecommunications -- 0.00%
Jordan Telecommunications Products, Inc.                                           250              5,125
Paging Do Brazil Holdings Co. LLC  @@                                            1,000                  0
                                                                                              -----------
                                                                                                    5,125
                                                                                              -----------

NORTHSTAR HIGH TOTAL RETURN FUND II
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999


Security                                                                  Shares/Units              Value
--------------------------------------------------------------------------------------------------------------
Total Common Stocks
(cost $0)                                                                                     $    13,583
                                                                                              -----------
Convertible Preferred Stocks -- 0.88%
Food/Beverage/Tobacco -- 0.88%
International Fastfood Corp. ++, 3.00%                                          15,460          1,549,865
                                                                                              -----------
Total Convertible Preferred Stocks
(cost $1,566,059)                                                                               1,549,865
                                                                                              -----------
Preferred Stocks -- 5.27%
Broadcasting -- 1.81%
Paxson Communications Corp., 13.25% &                                           29,400          3,204,600
                                                                                              -----------
Cable Television -- 0.03%
21st Century Telecom Group, Inc., 13.75% &                                       1,060             53,265
                                                                                              -----------
Capital Goods Manufacturing -- 0.37%
Clark Material Handling Co., 13.00% &                                           11,698            658,025
                                                                                              -----------
Entertainment/Film -- 0.10%
Virgin Entertainment Group Ltd., 13.00% ++ @@                                  272,133            181,551

                                                                                              -----------
Food/Beverage/Tobacco -- 0.64%
North Atlantic Trading, Inc., 12.00% &                                          69,825          1,134,656
                                                                                              -----------
Insurance -- 0.77%
Superior National Insurance Group, Inc., 10.75%                                 15,000          1,361,250
                                                                                              -----------
Oil & Gas -- 0.11%
TCR Holding Corp., $.053 ++                                                    145,000              1,450
TCR Holding Corp., $.056 ++                                                     55,000                550
TCR Holding Corp., $.060 ++                                                    100,000              1,000
TCR Holding Corp., $.063 ++                                                    300,000              3,000
TransContinental Refining Corp., $.0683 ++                                     200,000            186,600
                                                                                              -----------
                                                                                                  192,600
                                                                                              -----------
Telecommunications -- 0.65%
Adelphia Business Solutions, Inc., 12.875% &                                     9,011            824,506
Jordan Telecommunication Products, Inc., 13.25% &                                3,307            332,340
                                                                                              -----------
                                                                                                1,156,846
                                                                                              -----------
Textile/Apparel -- 0.26%
Anvil Holdings, Inc., 13.00% &                                                 112,986            451,944
                                                                                              -----------
Utilities -- 0.53%
International Utility Structures, Inc., 13.00% # &                                 207             18,682
International Utility Structures, Inc., 13.00% # & (2)                           1,000            915,000
                                                                                              -----------
                                                                                                  933,682
                                                                                              -----------
Total Preferred Stocks
(cost $12,034,195)                                                                              9,328,419
                                                                                              -----------
Warrants -- 1.14% @
Broadcasting -- 0.00%
Unisite, Inc. ++, (expires 12/15/04)                                             1,003                 10
Unisite, Inc. ++, (expires 12/15/04 second series warrants)                         18                  0
                                                                                              -----------
                                                                                                       10
                                                                                              -----------
Cable Television -- 0.16%
Diva Systems Corp., (expires 3/01/08)                                           18,900            151,200
Star Choice Communications, Inc. @@, (expires 12/15/05)                         57,900            138,714
                                                                                              -----------
                                                                                                  289,914
                                                                                              -----------

NORTHSTAR HIGH TOTAL RETURN FUND II
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                       Shares/Principal Amount              Value
--------------------------------------------------------------------------------------------------------------
Consumer Products -- 0.02%
Packaged Ice, Inc., (expires 4/15/04)                                            1,000         $   40,000
Packaged Ice, Inc. #, (expires 4/15/04)                                              5                200
                                                                                              -----------
                                                                                                   40,200
                                                                                              -----------
Food/Beverage/Tobacco -- 0.03%
North Atlantic Trading, Inc. #, (expires 6/15/07)                                  550             55,000
                                                                                              -----------
Healthcare -- 0.77%
Intracel Corp. ++, (expires 08/25/03)                                          397,774          1,362,932
Mediq, Inc. #, (expires 6/01/09)                                                 7,000                 70
                                                                                              -----------
                                                                                                1,363,002
                                                                                              -----------
Leisure -- 0.04%
Bell Technology Group Ltd., (expires 5/01/05)                                    6,000             61,500
                                                                                              -----------
Oil & Gas -- 0.00%
Forman Petroleum Corp. #, (expires 6/01/04)                                      2,000                  2
                                                                                              -----------
Services -- 0.01%
Comforce Corp., (expires 12/01/09)                                              21,125              5,281
Mentus Media Corp., (expires 2/01/08)                                            4,174              2,129
                                                                                              -----------
                                                                                                    7,410
                                                                                              -----------
Telecommunications -- 0.11%
Globalstar Telecommunications Ltd. #, (expires 2/15/04)                              5                152
International Wireless Communications Holdings, Inc. #, (expires 8/15/01)        1,500                 15
Iridium LLC Capital Corp. #, (expires 7/15/05)                                      25                  0
Occidente Y Caribe Celular SA #, (expires 3/15/04)                                  28                  0
Poland Telecom Finance BV # @@, (expires 12/01/07)                               2,000            110,000
UNIFI Communications, Inc. #, (expires 5/01/07)                                    505                  5
Worldport Communications Inc. ++, (expires 6/23/08)                            117,164             87,873
                                                                                              -----------
                                                                                                  198,045
                                                                                              -----------
Total Warrants
(cost $1,763,352)                                                                               2,015,083
                                                                                              -----------
Total Investment Securities -- 91.20%
(cost $196,690,281)                                                                           161,253,350
                                                                                              -----------
Short Term Securities -- 2.59%
Worldport International Inc.  ++
12.50%, Sr Secured Notes, 11/18/99                                         $ 4,585,926          4,585,926
                                                                                              -----------
Total Short-Term Securities
(cost $4,585,926)                                                                               4,585,926
                                                                                              -----------

NORTHSTAR HIGH TOTAL RETURN FUND II
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999



Security                                                              Principal Amount              Value
-------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 4.39%
Agreement with State Street Bank and Trust bearing
interest at 5.07% dated 10/29/99, to be repurchased
11/01/99 in the amount of $7,755,275 and collateralized
by $7,640,000 U.S. Treasury Bonds, 6.50% due 5/31/01,
value $7,907,400.
(cost $7,752,000)                                                          $ 7,752,000       $  7,752,000
Other assets less liabilities -- 1.82%                                                          3,222,205
                                                                                             ------------
Net Assets -- 100.00%                                                                        $176,813,481
                                                                                             ============

   #  Sales restricted to qualified institutional investors. 144A
   *  Defaulted security.
   $  Step bond.
  ++  Private Placement.
   &  Payment-in-kind security.
   @  Non-income producing security.
  @@  Foreign security.
 (1)  The Principal amount shown is shown in the respective country's currency.
 (2) A unit consists of 1,000 shares of 13.00% Sr. Exchangeable preferred stock and 1 warrant.

See accompanying notes to financial statements.

PILGRIM
HIGH TOTAL RETURN FUND


The Markets

     o The fiscal year ended October 31, 1999 closed with robust equity markets and GDP growth rates of approximately 4%. The equity markets' outstanding performance was primarily due to the strength of the U.S. economy and the absence of inflation indicators. Additionally, worldwide markets stabilized, rebounding off their lows. Inflation continued to remain low at roughly 1.5%, as both lower commodity prices and imports kept prices in check. During the twelve months, yields of 10- and 30-year Treasury bonds had a significant backup. Their yields as of October 31, 1999 stood at 6.02% and 6.16%, up 142 bps and 101 bps, respectively. The backup in interest rates was primarily due to the continued strength of the U.S. economy, which heightened expectations that the Fed might need to raise rates further to hold inflation in check. The Federal Reserve tightened rates by 25 basis points in June and then tightened an additional 25 basis points in August, to the current level of 5.25%. High yield bond spreads widened as liquidity concerns returned, redemptions in mutual funds increased and stock market investor confidence wavered, all while the domestic economic outlook remained robust.

     o The Lehman Brothers Corporate High Yield Index1 returned 4.34% for the twelve months ended October 31, 1999 compared to 0.53% for the Lehman Brothers U.S. Aggregate Bond Index.2 As economic and financial concerns returned during the quarter, high yield bonds underperformed all other fixed income assets in the third quarter. At the end of the third quarter 1999, high yield spreads still remained historically wide to Treasuries at 525-650 basis points. In general, bonds with lower credit ratings substantially underperformed the upper tier of the high yield market.

The Fund

     o From November 1, 1998 through October 31, 1999, the total return of the Fund's Class A, B, and C shares was (1.86%), (2.56%), and (2.24%) respectively; the Lipper average for high yield funds was 6.61%.

     o The Fund's  under-performance  was attributed to the under-performance of the lower tier of the high yield market. Additionally, the Fund's exposure to Source Media's common stock price decline from roughly
       $127/16 to $721/32 contributed to approximately 1% of the under-performance. Furthermore, prices of non-rated issues were taken down precipitously as investors hit one-time bids 40 to 50 points lower than where they were marked.

     o Since the third quarter 1998 meltdown, high yield investors have demanded a significant liquidity premium. This bias for more liquid issues has flowed into the out-performance by larger-sized issues. The Fund's allocation to smaller-sized issues adversely affected the Fund's performance during the period.

     o Distressed and under-performing assets such as shipping, oil and gas and emerging market credits were cut back. As the Fund's exposure to more commodities driven credits decreased, weightings in the cable, gaming and telecommunications sectors were increased. These sectors should provide both growth and stability to the Fund.

     o As the liquidity was flushed from the market, the upper tier issues substantially out-performed the middle and lower tier issues. This upper tier out-performance was prompted by the high yield market's poor liquidity, increasing default rates and mutual fund outflows.

     o Many of the stocks and equity rights attached to bonds ("equity kickers") held by the Fund showed little to no gains during the period.

Current Strategy

     o We will continue the Fund's above-average allocation to non-cyclical industries, will maintain positions in bonds that have equity kickers and will focus on investments in undervalued bonds that have high yields and above-average potential for capital appreciation.


-----------------------------------------------------------------------------------------------------------------
Fund Information (All data are as of 10/31/99)                              Total Net Assets $412,906,121
-----------------------------------------------------------------------------------------------------------------

Top 10 Holdings
Name                                   % Fund
1    Intracel Corp.                     4.8%

2    Unisite, Inc.                      3.7

3    International Fastfood Corp.       3.1

4    North Atlantic Trading, Inc.       2.9

5    Occidente Y Caribe Celular SA      2.5

6    EchoStar DBS Corp.                 2.4

7    TransAmerican Refining Corp.       2.4

8    Paxson Communications Corp.        2.2

9    NTL Communications, Inc.           2.1

10   RCN Corp.                          2.1
                                      -----
                                       28.2%
                                      =====


Top 5 Industries
(by percentage of net assets)


Telecommunications                 20.2%


Broadcasting                       11.3%


Cable Television                    9.0%


Healthcare                          8.2%


Food/Beverage/Tobacco               7.8%



SEC Average Annual Rates of Return
(at maximum applicable sales charge)


--------------------------------------------------------------------------------
                 Inception            5 years          1 year
--------------------------------------------------------------------------------
Class A             3.11%               N/A            -6.57%
--------------------------------------------------------------------------------
Class B             2.32%               N/A            -6.93%
--------------------------------------------------------------------------------
Class C             2.77%               N/A            -3.12%
--------------------------------------------------------------------------------

Cumulative Total Return
(do not reflect sales charge)
--------------------------------------------------------------------------------
                 Inception            5 years          1 year
--------------------------------------------------------------------------------
Class A            26.09%               N/A            -1.86%
--------------------------------------------------------------------------------
Class B            13.99%               N/A            -2.56%
--------------------------------------------------------------------------------
Class C            16.63%               N/A            -2.24%




Past performance is no guarantee of future results.

Principal Risk Factor(s): Exposure to financial and market and interest rate risks. High yields reflect the higher credit risks associated with certain lower rated securities in the Fund's portfolio and in some cases, the lower market prices for those instruments. The Fund may at times invest in foreign securities. International investing does pose special risks, including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets.

PILGRIM
HIGH TOTAL RETURN FUND



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PILGRIM HIGH TOTAL RETURN FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.(3)

     In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended October 31, 1999, with all distributions reinvested in shares. The average annualized total return for Class A shares of 3.11% for the period since the Fund's inception of November 8, 1993 reflects payment of the maximum sales charge of 4.75%. Average annualized total returns of 2.32% and 2.77% since inception for Class B and Class C shares of February 9, 1994 and March 21, 1994, respectively, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance. Investment return and principal value will fluctuate. Fund shares when redeemed maybe worth more or less than their original cost.


                   Pilgrim High Total Return Fund -- Class A

                          Average Annual Total Return
                                 1-Year (6.57)%
                             Since Inception 3.11%


           Lehman Gov't/Corp Lehman High Yield  High Total Return
11/08/93          10000             10000              9525
                  10030             10048              9605
12/31/93          10074             10173              9792
                  10225             10393             10077
                  10002             10366             10054
                   9757              9974              9716
                   9676              9907              9577
                   9659              9912              9475
                   9637              9942              9511
                   9829             10027              9390
                   9833             10098              9308
                   9685             10099              9247
                   9674             10123              9226
                   9657              9996              9038
12/31/94           9721             10070              8953
                   9907             10207              9059
                  10137             10557              9403
                  10205             10671              9556
                  10347             10942              9818
                  10780             11248              9950
                  10867             11320              9906
                  10824             11463             10221
                  10963             11498             10267
                  11075             11640             10381
                  11237             11712             10427
                  11423             11815             10567
12/31/95          11591             12000             10849
                  11663             12212             11205
                  11415             12221             11373
                  11319             12213             11445
                  11241             12240             11664
                  11222             12313             11910
                  11373             12415             11861
                  11399             12472             11786
                  11371             12607             11887
                  11574             12911             12318
                  11843             13010             12319
                  12061             13267             12422
12/31/96          11927             13362             12552
                  11942             13493             12762
                  11967             13716             12994
                  11824             13511             12616
                  11997             13653             12557
                  12109             13946             12930
                  12254             14139             13279
                  12629             14528             13659
                  12487             14495             13764
                  12684             14782             14262
10/31/97          12886             14795             14172
                  12954             14936             14052
                  13090             15067             13989
                  13275             15339             14252
                  13248             15429             14456
                  13289             15574             14693
                  13355             15635             14718
                  13499             15689             14650
                  13636             15746             14644
                  13647             15835             14700
                  13914             14961             13176
                  14312             15029             12629
10/31/98          14211             14721             12237
                  14296             15332             12915
                  14330             15349             12875
                  14432             15576             12968
                  14088             15484             12861
                  14159             15631             12922
                  14194             15934             13531
                  14048             15719             13283
                  14005             15686             13276
                  13965             15749             13033
                  13954             15574             12540
                  14080             15462             12294
10/31/99          14116             15360             12009






High Total Return        Lehman High Yield        Lehman Gov't/Corp





                   Pilgrim High Total Return Fund -- Class B

                          Average Annual Total Return
                                 1-Year (6.93)%
                             Since Inception 2.32%



           Lehman Gov't/Corp Lehman High Yield  High Total Return
02/09/94          10000             10000             10000
                   9921              9974              9937
                   9678              9597              9598
                   9598              9532              9455
                   9580              9536              9348
                   9558              9566              9379
                   9749              9647              9254
                   9753              9716              9169
                   9606              9717              9102
                   9596              9740              9076
                   9578              9617              8885
12/31/94           9641              9689              8796
                   9827              9820              8895
                  10055             10157              9206
                  10122             10267              9350
                  10263             10528              9601
                  10693             10822              9748
                  10778             10892              9699
                  10736             11029              9980
                  10874             11063             10018
                  10984             11199             10147
                  11146             11269             10163
                  11330             11368             10293
12/31/95          11496             11546             10562
                  11568             11750             10903
                  11322             11759             11084
                  11227             11751             11124
                  11150             11777             11331
                  11131             11847             11563
                  11280             11946             11532
                  11306             12000             11452
                  11279             12130             11519
                  11480             12422             11955
                  11747             12518             11923
                  11963             12765             12016
12/31/96          11830             12857             12160
                  11845             12983             12331
                  11870             13197             12548
                  11728             13000             12174
                  11942             13493             12762
                  11967             13716             12994
                  11824             13511             12616
                  11997             13653             12557
                  12109             13946             12930
                  12254             14139             13279
                  12629             14528             13659
                  12487             14495             13764
                  12684             14782             14262
10/31/97          12886             14795             14172
                  12954             14936             14052
                  13090             15067             13989
                  13275             15339             14252
                  13248             15429             14456
                  13289             15574             14693
                  13355             15635             14718
                  13499             15689             14650
                  13636             15746             14644
                  13647             15835             14700
                  13914             14961             13176
                  14312             15029             12629
10/31/98          14211             14721             12237
                  14296             15332             12915
                  14330             15349             12875
                  14432             15576             12968
                  14088             15484             12861
                  14159             15631             12922
                  14194             15934             13531
                  14048             15719             13283
                  14005             15686             13276
                  13965             15749             13033
                  13954             15574             12540
                  14080             15462             12294
10/31/99          14116             15360             12009





High Total Return        Lehman High Yield        Lehman Gov't/Corp




                     Pilgrim Growth + Value Fund -- Class C


                          Average Annual Total Return
                                 1-Year (3.12)%
                             Since Inception 2.77%


           Lehman Gov't/Corp Lehman High Yield  High Total Return
03/21/94          10000             10000             10000
                   9893              9622              9769
                   9811              9557              9623
                   9793              9561              9514
                   9771              9591              9545
                   9966              9673              9418
                   9970              9741              9331
                   9820              9742              9264
                   9809              9766              9237
                   9791              9642              9043
12/31/94           9856              9714              8952
                  10045              9846              9052
                  10278             10184              9412
                  10347             10294              9558
                  10491             10555              9815
                  10930             10851              9964
                  11018             10920              9915
                  10975             11058             10200
                  11115             11092             10239
                  11229             11228             10370
                  11394             11298             10386
                  11582             11397             10519
12/31/95          11752             11576             10793
                  11825             11780             11141
                  11574             11790             11324
                  11477             11781             11365
                  11398             11807             11577
                  11378             11878             11813
                  11531             11977             11782
                  11557             12032             11701
                  11530             12162             11769
                  11735             12455             12214
                  12008             12551             12181
                  12229             12798             12275
12/31/96          12093             12890             12422
                  12108             13016             12596
                  12133             13231             12843
                  11989             13034             12437
                  12164             13171             12399
                  12277             13453             12758
                  12424             13640             13093
                  12805             14015             13459
                  12661             13983             13554
                  12860             14259             14034
10/31/97          13066             14272             13939
                  13135             14409             13786
                  13272             14535             13744
                  13459             14797             13994
                  13432             14883             14156
                  13474             15023             14380
                  13541             15082             14425
                  13687             15135             14320
                  13826             15189             14335
                  13837             15276             14351
                  14107             14433             12890
                  14511             14498             12350
10/31/98          14408             14201             11930
                  14495             14790             12583
                  14530             14806             12569
                  14633             15026             12619
                  14284             14937             12540
                  14356             15079             12559
                  14392             15371             13142
                  14244             15164             12894
                  14199             15132             12880
                  14160             15192             12637
                  14148             15024             12154
                  14276             14916             11909
10/31/99          14313             14817             11663
                  13954             15574             12540
                  14080             15462             12294
10/31/99          14116             15360             12009




High Total Return        Lehman High Yield        Lehman Gov't/Corp


1. The Lehman Brothers, ("LB"), Corporate High Yield Bond Index is comprised of bonds rated Baa 3 or better.

2. The LB U.S. Aggregated Bond Index is comprised of fixed income securities.

3. Sales charges reflected below represent those sales charges in effect as of October 31, 1999. Effective November 1, 1999 the sales charge schedule has been changed to conform with similar Funds in the Pilgrim Fund Family, and can be found in the related Pilgrim Fund prospectus.

All indices are unmanaged.

PILGRIM HIGH TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
OCTOBER  31, 1999



Security                                                              Principal Amount              Value
-------------------------------------------------------------------------------------------------------------
Domestic Bonds & Notes -- 49.84%
Aerospace & Defense -- 1.03%
Simula, Inc.  ++
15.00%, Subordinated Notes, 12/31/99                                       $ 4,250,000        $ 3,507,568
Willcox & Gibbs, Inc.  *
12.25%, Company Guarantee, 12/15/03                                         10,096,000            757,200
                                                                                              -----------
                                                                                                4,264,768
                                                                                              -----------
Broadcasting -- 5.34%
Brill Media Company LLC  $
7.50/12.00%, Sr. Notes, 12/15/07                                             9,800,000          6,909,000
Unisite, Inc.  ++
13.00%, Notes, 12/15/04                                                     12,798,000         15,149,633
                                                                                              -----------
                                                                                               22,058,633
                                                                                              -----------
Cable Television -- 5.86%
21st Century Telecom Group, Inc.  $
0/12.25%, Sr. Discount Notes, 2/15/08                                        9,500,000          4,322,500
Charter Communications LLC $
0/9.92%, Sr. Discount Notes, 4/01/11                                        10,000,000          5,950,000
Diva Systems Corp.  $
0/12.625%, Sr. Discount Notes, 3/01/08                                      13,900,000          3,961,500
EchoStar DBS Corp.
9.375%, Sr. Notes, 2/01/09                                                  10,000,000          9,950,000
                                                                                              -----------
                                                                                               24,184,000
                                                                                              -----------
Consumer Products -- 3.29%
Decora Industries, Inc.
11.00%, Sr. Secured Notes, 5/01/05                                           6,750,000          5,906,250
Packaged Ice, Inc.
9.75%, Company Guarantee, 2/01/05                                            9,200,000          7,682,000
                                                                                              -----------
                                                                                               13,588,250
                                                                                              -----------
Containers and Packaging -- 0.98%
Packaging Resources, Inc.  #
13.00%, Sr. Notes, 6/30/03                                                   5,014,257          4,036,477
                                                                                              -----------

Food/Beverage/Tobacco -- 1.63% Tom's Foods, Inc.
10.50%, Sr. Secured Notes, 11/01/04                                          7,800,000          6,747,000
                                                                                              -----------

Healthcare -- 5.89%
Intracel Corp.  ++
12.00%, Escrow Notes, 8/25/03                                                3,804,878          3,367,317
Intracel Corp.  ++
12.00%, Notes, 8/25/03                                                      22,195,122         19,642,683
Mediq, Inc.  $
0/13.00%, Debentures, 6/01/09                                               29,000,000          1,305,000
                                                                                              -----------
                                                                                               24,315,000
                                                                                              -----------
Hotel & Gaming -- 2.50%
Hollywood Casino Shreveport Capital Corp.  #
13.00%, 1st Mortgage Notes, 8/01/06                                          5,000,000          5,200,000
Venetian Casino Resort LLC  $
10/14.25%, Sr. Subordinated Notes, 11/15/05                                  8,500,000          5,142,500
                                                                                              -----------
                                                                                               10,342,500
                                                                                              -----------

PILGRIM HIGH TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
OCTOBER  31, 1999



Security                                                              Principal Amount              Value
-------------------------------------------------------------------------------------------------------------
Leisure -- 5.08%
Globix Corp.
13.00%, Sr. Notes, 5/01/05                                                 $ 8,991,000        $ 7,957,035
Silverleaf Resorts, Inc.
10.50%, Company Guarantee, 4/01/08                                           2,500,000          1,662,500
Source Media, Inc.
12.00%, Sr. Notes, 11/01/04                                                  7,500,000          3,037,500
U.S.  Interactive LLC
12.00%, Sr. Secured Notes, 4/17/05                                           8,267,451          8,308,788
                                                                                              -----------
                                                                                               20,965,823
                                                                                              -----------
Manufacturing -- 1.72%
Jordan Industries, Inc.  $
0/11.75%, Sr. Subordinated Debentures, 4/01/09                              10,865,000          7,116,575
                                                                                              -----------

Oil & Gas -- 4.22%
Forman Petroleum Corp. *
13.50%, Company Guarantee, 6/01/04                                           5,000,000          2,525,000
TransAmerican Refining Corp.  # &
15.00%, Sr. Notes, 12/01/03                                                 10,691,660          9,943,244
Windsor Petroleum Transport Corp.  #
7.84%, Notes, 1/15/21                                                        6,500,000          4,972,500
                                                                                              -----------
                                                                                               17,440,744
                                                                                              -----------
Services -- 3.77%
Allied Waste North America, Inc.  #
10.00%, Sr. Subordinated Notes, 8/01/09                                      7,500,000          6,412,500
Comforce Corp.  &
15.00%, Sr. Secured Debentures, 12/01/09                                    10,579,935          7,458,854
Mentus Media Corp.  &
12.00%, Sr. Secured Notes, 2/01/03                                           8,291,000          1,699,655
                                                                                              -----------
                                                                                               15,571,009
                                                                                              -----------
Shipping -- 1.20%
Ultralpetrol Bahamas Ltd.
10.50%, 1st Mortage Notes, 4/01/08                                           6,100,000          4,971,500
                                                                                              -----------

Telecommunications -- 7.31%
Advanced Radio Telecom Corp.
14.00%, Sr. Notes, 2/15/07                                                   4,000,000          3,540,000
Arch Communications, Inc.
13.75%, Sr. Notes, 4/15/08                                                   6,000,000          4,410,000
International Wireless Communications Holdings, Inc.  *
0%, Sr. Discount Notes, 8/15/01                                              8,500,000            892,500
Iridium LLC Capital Corp.  *
13.00%, Sr. Subordinated Notes, 7/15/05                                      9,275,000            602,875
Metromedia International Group, Inc.
10.50%, Notes, 9/30/07                                                      10,195,500          4,842,862
Northeast Optic Network, Inc.
12.75%, Sr. Notes, 8/15/08                                                   2,000,000          2,070,000
     PSINet, Inc.  #
11.00%, Sr. Notes, 8/01/09                                                   4,000,000          4,120,000
RCN Corp.
10.00%, Sr. Notes, 10/15/07                                                  1,000,000            997,500
RCN Corp.  $
0/11.125%, Sr. Discount Notes, 10/15/07                                     12,500,000          8,718,750

PILGRIM HIGH TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
OCTOBER  31, 1999



Security                                                              Principal Amount              Value
-------------------------------------------------------------------------------------------------------------
(continued)

SA Telecommunications, Inc.  *
10.00%, Sr. Debentures, 8/15/06                                            $ 3,800,000         $        0
                                                                                              -----------
                                                                                               30,194,487
                                                                                              -----------

Total Domestic Bonds & Notes
(cost $290,684,066)                                                                           205,796,766
                                                                                              -----------

Foreign Bonds & Notes -- 18.42%
Cable Television -- 3.01%
NTL Communications, Inc.  $
0/9.75%, Sr. Notes, 4/15/09                                                  9,000,000          8,466,583
Star Choice Communications, Inc.
13.00%, Sr. Notes, 12/15/05                                                  4,000,000          3,980,000
                                                                                              -----------
                                                                                               12,446,583
                                                                                              -----------
Chemical -- 0.40%
Tri Polyta Finance BV  *
11.375%, Company Guarantee, 12/01/03                                         5,000,000          1,650,000
                                                                                              -----------

Entertainment/Film -- 1.59%
Virgin Cinemas Group Ltd.  ++ (1)
13.00%, Subordinated Notes, 6/30/09                                          4,000,000          6,572,796
                                                                                              -----------

Oil & Gas -- 1.96%
Hurricane Hydrocarbons  # *
11.75%, Sr. Notes, 11/01/04                                                 11,000,000          5,005,000
Northern Offshore ASA
10.00%, Company Guarantee, 5/15/05                                           5,000,000          3,075,000
                                                                                              -----------
                                                                                                8,080,000

                                                                                              -----------
Shipping -- 1.46%
Equimar Shipholdings Ltd.
9.875%, Company Guarantee, 7/01/07                                          10,000,000          6,050,000
                                                                                              -----------

Telecommunications -- 7.18%
Esprit Telecom Group
11.50%, Sr. Notes, 12/15/07                                                  8,000,000          4,237,882
Esprit Telecom Group PLC
11.50%, Sr. Notes, 12/15/07                                                  2,000,000          2,050,000
Occidente Y Caribe Celular SA  $
0/14.00%, Sr. Discount Notes, 3/15/04                                       18,011,000         10,176,215
Paging Do Brazil Holdings Co. LLC
13.50%, Sr. Notes, 6/06/05                                                   1,000,000            360,000
Poland Telecom Finance Bv
14.00%, Company Guarantee, 12/01/07                                          7,000,000          5,757,500
RSL Communications PLC
12.25%, Sr. Notes, 11/15/06                                                  3,000,000          3,030,000
Worldwide Fiber, Inc.  #
12.00%, Sr. Notes, 8/01/09                                                   4,000,000          4,020,000
                                                                                              -----------
                                                                                               29,631,597
                                                                                              -----------


     PILGRIM HIGH TOTAL RETURN FUND
     PORTFOLIO OF INVESTMENTS
     OCTOBER 31, 1999



Security                                                              Principal Amount              Value
---------------------------------------------------------------------------------------------------------------
Utilities -- 2.82%
CE Casecnan Water & Energy Co.
11.45%, Sr. Secured Notes, 11/15/05                                         $3,580,000        $ 3,418,900
CE Casecnan Water & Energy Co.
11.95%, Sr. Secured Notes, 11/15/10                                          8,800,000          8,228,000
                                                                                              -----------

                                                                                               11,646,900
                                                                                              -----------
Total Foreign Bonds & Notes
(cost $97,196,880)                                                                             76,077,876
                                                                                              -----------

Municipal Bonds -- 0.47%
Healthcare -- 0.47%
Health Insurance Plan of Greater New York Revenue Bonds
11.25%, due 7/01/10                                                          2,000,000          1,930,000
                                                                                              -----------

Total Municipal Bonds
(cost $2,116,287)                                                                               1,930,000
                                                                                              -----------

Convertible Bonds -- 0.77%
Aerospace & Defense -- 0.65%
Simula, Inc.  ++
8.00%, Sr. Subordinated Notes, 5/01/04                                       3,996,000          2,697,300
                                                                                              -----------

Telecommunications -- 0.12%
GST Telecommunications, Inc.  # $
0/13.875%, Sr. Notes, 12/15/05                                                 650,000            503,750
SA Telecommunications, Inc.  # *
10.00%, Notes, 8/15/06                                                       8,500,000                  0
SA Telecommunications, Inc.  *
10.00%, Notes, 8/15/06                                                       5,000,000                  0
                                                                                              -----------
                                                                                                  503,750
                                                                                              -----------
Total Convertible Bonds
(cost $16,557,403)                                                                              3,201,050
                                                                                              -----------

PILGRIM HIGH TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
OCTOBER  31, 1999




Security                                                                       Shares            Value
---------------------------------------------------------------------------------------------------------------
Common Stocks -- 3.50%  @
Broadcasting -- 0.85%
Spanish Broadcasting Systems, Inc.                                             250,000        $ 3,500,000
                                                                                              -----------

Food/Beverage/Tobacco -- 0.02%
International Fast Food Corp.                                                  108,839             70,745
                                                                                              -----------

Healthcare -- 0.26%
General Healthcare Group Ltd.  @@                                                  801                  0
Intracel Corp.   ++                                                             79,537          1,093,634
                                                                                              -----------
                                                                                                1,093,634
                                                                                              -----------
Publishing/Printing -- 0.08%
Affiliated Newspapers Investments, Inc.                                          2,500            312,500
                                                                                              -----------
Services -- 0.01%
Sabreliner Corp.                                                                 2,450             24,500
                                                                                              -----------

Telecommunications -- 2.28%
Avt Corp.                                                                       63,916          2,141,186
Jordan Telecommunications Products, Inc.                                         2,100             43,050
Paging Do Brazil Holdings Co. LLC  @@                                            1,000                  0
Verio, Inc.                                                                    194,304          7,249,968
                                                                                              -----------
                                                                                                9,434,204
                                                                                              -----------
Total Common Stocks
(cost $2,048,563)                                                                              14,435,583
                                                                                              -----------

Convertible Preferred Stocks -- 5.19%
Broadcasting -- 1.19%
Unisite, Inc., 8.50% ++                                                         75,600          4,886,028
                                                                                              -----------

Food/Beverage/Tobacco -- 3.14%
International Fastfood Corp., 3.00% ++                                         129,423         12,974,656
                                                                                              -----------

Healthcare -- 0.86%
Intracel Corp., 8.00%  ++                                                      254,147          3,558,058
                                                                                              -----------

Total Convertible Preferred Stocks
(cost $18,889,035)                                                                             21,418,742
                                                                                              -----------

Preferred Stocks -- 10.40%
Broadcasting -- 3.89%
AMFM, Inc., 12.00% &                                                            58,869          6,902,390
Paxson Communications Corp., 12.50% &                                           90,020          9,137,030
                                                                                              -----------
                                                                                               16,039,420
                                                                                              -----------
Capital Goods Manufacturing -- 0.07%
Telos Corp., 12.00% &                                                          129,687            275,585
                                                                                              -----------


Consumer Products -- 0.49%
Commemorative Brands, Inc., 12.00%   ++                                        100,000          2,025,000
                                                                                              -----------

Entertainment/Film -- 0.07%
Virgin Entertainment Group Ltd., 13.00% ++ @@                                  435,414            290,482
                                                                                              -----------

PILGRIM HIGH TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
OCTOBER  31, 1999



Security                                                                       Shares            Value
---------------------------------------------------------------------------------------------------------------
Food/Beverage/Tobacco -- 2.86%

North Atlantic Trading, Inc., 12.00% &                                         727,204       $ 11,817,065
                                                                                              -----------

Oil & Gas -- 0.09%
TCR Holding Corp., $.053 ++                                                    290,000              2,900
TCR Holding Corp., $.056 ++                                                    110,000              1,100
TCR Holding Corp., $.060 ++                                                    200,000              2,000
TCR Holding Corp., $.063 ++                                                    600,000              6,000
TransContinental Refining Corp., $.0683 ++                                     400,000            373,200
                                                                                              -----------
                                                                                                  385,200
                                                                                              -----------
Restaurants -- 0.26%
Ameriking, Inc., 13.00% &                                                       61,050          1,068,375
                                                                                              -----------

Supermarkets -- 1.59%
Supermarkets General Holdings Corp., $3.52 &                                   165,000          6,575,250
                                                                                              -----------

Telecommunications -- 0.69%
Jordan Telecommunication Products, Inc., 13.25% &                               28,181          2,832,164
                                                                                              -----------

Textile/Apparel -- 0.39%
Anvil Holdings, Inc., 13.00% &                                                 403,637          1,614,548
                                                                                              -----------


Total Preferred Stocks
(cost $60,544,703)                                                                             42,923,089
                                                                                              -----------

Warrants -- 2.75% @
Air Transportation -- 0.00%
CHC Helicopter Corp. @@, (expires 12/15/00)                                      2,000              2,000
                                                                                              -----------

Banks & Thrifts -- 0.00%
Arcadia Financial Ltd., (expires 3/15/07)                                        5,000              6,250
                                                                                              -----------

Broadcasting -- 0.00%
Unisite, Inc. ++, (expires 12/15/04)                                             6,217                 62
Unisite, Inc. ++, (expires 12/15/04 (second series warrants))                      114                  0
                                                                                              -----------
                                                                                                       62
                                                                                              -----------
Cable Television -- 0.14%
American Telecasting, Inc., (expires 8/10/00)                                    4,000                  0
Diva Systems Corp., (expires 3/01/08)                                           41,700            333,600
Heartland Wireless Communications, Inc. #, (expires 4/15/00)                    46,402                464
Star Choice Communications, Inc. @@, (expires 12/15/05)                         92,640            221,943
Wireless One, Inc., (expires 10/19/00)                                           1,500                 15
                                                                                              -----------
                                                                                                  556,022
                                                                                              -----------
Capital Goods Manufacturing -- 0.00%
Roller Bearing Co. America, Inc., (expires 6/15/09)                              1,262                  0
                                                                                              -----------
Consumer Products -- 0.20%
Packaged Ice, Inc., (expires 4/15/04)                                            6,350            254,000
Packaged Ice, Inc. #, (expires 4/15/04)                                         14,350            574,000
                                                                                              -----------
                                                                                                  828,000
                                                                                              -----------

PILGRIM HIGH TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
OCTOBER  31, 1999



Security                                                                        Shares            Value
---------------------------------------------------------------------------------------------------------------
Food/Beverage/Tobacco -- 0.14%
Colorado Prime Corp., (expires 12/31/03)                                         7,000         $        0
North Atlantic Trading, Inc. #, (expires 6/15/07)                                5,550            555,000
                                                                                              -----------
                                                                                                  555,000
                                                                                              -----------
Healthcare -- 0.66%
Intracel Corp. ++, (expires 08/25/03)                                          125,347            423,046
Intracel Corp. ++, (expires 08/25/03)                                          686,992          2,318,598
Mediq, Inc. #, (expires 6/01/09)                                                29,000                290
                                                                                              -----------
                                                                                                2,741,934
                                                                                              -----------
Leisure -- 0.55%
Bell Technology Group Ltd., (expires 5/01/05)                                    6,000             61,500
Source Media, Inc., (expires 3/31/04)                                          500,000            875,000
Source Media, Inc., (expires 6/23/00)                                          750,000          1,312,500
U.S. Interactive LLC, (expires 3/31/05)                                          3,833                 39
                                                                                              -----------
                                                                                                2,249,039
                                                                                              -----------
Oil & Gas -- 0.00%
Forman Petroleum Corp. #, (expires 6/01/04)                                      5,000                  5
                                                                                              -----------

Paper -- 0.09%
SD Warren Holdings Corp., (expires 12/15/06)                                    80,000            380,000
                                                                                              -----------

Services -- 0.01%
Comforce Corp., (expires 12/01/09)                                              71,825             17,956
ICF Kaiser International, Inc., (expires 12/31/99)                              24,500                245
Mentus Media Corp., (expires 2/01/08)                                           19,481              9,936
                                                                                              -----------
                                                                                                   28,137
                                                                                              -----------
Steel -- 0.03%
Bar Technologies, Inc., (expires 4/01/01)                                        7,000            140,000
Gulf States Steel, Inc., (expires 4/15/03)                                       5,010                 50
Sheffield Steel Corp., (expires 11/01/01)                                       12,500                  0
                                                                                              -----------
                                                                                                  140,050
                                                                                              -----------
Supermarkets -- 0.00%
Dairy Mart Convenience Stores, Inc., (expires 01/01/01)                         23,632             14,179
                                                                                              -----------

Telecommunications -- 0.93%
Adelphia Business Solutions, Inc . #, (expires 4/15/01)                         10,200          1,785,000
Cellnet Data Systems, Inc. #, (expires 10/01/07)                                10,000             42,500
Clearnet Communications, Inc. @@, (expires 9/15/05)                             38,280            497,640
E Spire Communications, Inc., (expires 11/01/05)                                14,500            797,500
Geotek Communications, Inc., (expires 6/20/01)                                 177,000                  0
Globalstar Telecommunications Ltd. #, (expires 2/15/04)                          4,495            135,973
ICG Holdings, Inc., (expires 10/15/05)                                           6,600             95,700
International Wireless Communications Holdings, Inc. #, (expires 8/15/01)        8,500                 85
Iridium LLC Capital Corp. #, (expires 7/15/05)                                   4,475                 45
McCaw International, Inc., (expires 4/15/07)                                     9,500             26,125
Occidente Y Caribe Celular SA #, (expires 3/15/04)                              72,044                  0
Petersburg Long Distance, Inc., (expires 06/01/06)                               7,000                350
PLD Telekom Inc. @@, (expires 3/31/03)                                           7,000                  0
Poland Telecom Finance BV # @@, (expires 12/01/07)                               7,000            385,000
UNIFI Communications, Inc. #, (expires 5/01/07)                                  7,795                 78
Worldport Communications Inc. ++, (expires 6/23/08)                            110,997             83,248
Worldport Communications Inc. ++, (expires 6/23/08)                             64,748                  0
                                                                                              -----------
                                                                                                3,849,244
                                                                                              -----------

PILGRIM HIGH TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
OCTOBER  31, 1999



Security                                                              Principal Amount              Value
--------------------------------------------------------------------------------------------------------------
Total Warrants
(cost $7,949,933)                                                                            $ 11,349,922
                                                                                              -----------
Total Investment Securities -- 91.34%
(cost $495,986,870)                                                                           377,133,028
                                                                                              -----------
Short Term Securities -- 1.66%
Worldport International Inc.  ++
12.50%, Sr Secured Notes, 11/18/99                                         $ 6,878,597          6,878,597
                                                                                              -----------
Total Short-Term Securities
(cost $6,878,597)                                                                               6,878,597
                                                                                              -----------

Repurchase Agreement -- 1.15%
Agreement with State Street Bank and Trust bearing interest at 5.07% dated
10/29/99, to be repurchased 11/01/99 in the amount of $4,743,003 and collateralized by $4,770,000 U.S. Treasury Bonds, 6.375% due 9/30/01, value
$4,839,656
(cost $4,741,000)                                                            4,741,000          4,741,000

Other assets less liabilities -- 5.85%                                                         24,153,496
                                                                                              -----------

Net Assets -- 100.00%                                                                        $412,906,121
                                                                                              ===========

   ++ Private Placement.
    * Defaulted security.
    $ Step bond.
    # Sales restricted to qualified institutional investors. 144A
    & Payment-in-kind security.
    @ Non-income producing security.
   @@ Foreign security.
  (1) The Principal amount shown is shown in the respective country's currency.

See accompanying notes to financial statements.

PILGRIM MAYFLOWER TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999


                                                                               Pilgrim        Pilgrim
                                                   Pilgrim         Pilgrim    Emerging       Research       Pilgrim         Pilgrim
                                                  Growth +   International     Markets       Enhanced    Income and      High Total
                                                Value Fund      Value Fund  Value Fund     Index Fund   Growth Fund  Return Fund II
                                              --------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value (cost
  $278,307,985, $890,822,931, $17,300,332,
  $215,502,699, $79,350,424, $196,690,281
   and $495,986,870, respectively)            $374,302,058   $ 994,972,392  $19,047,666  $220,714,751   $ 91,071,147  $ 161,253,350
Short-term securities, at value
  (cost $0, $0, $0, $996,322,
  $0, $4,585,926 and
     $6,878,597, respectively)                           0               0            0       996,392              0      4,585,926
Repurchase agreements                           12,114,000      44,155,000      216,000     7,695,000      1,533,000      7,752,000
Cash                                                   702             870          940           214            705            554
Foreign cash, at value
  (cost $0, $157,474, $62,767, $0
  $0, $0 and $0, respectively)                           0         156,087       62,512             0              0              0
Receivable for investments sold                  6,629,710      13,512,614      439,078     1,912,754              0        130,010
Receivable for shares of beneficial
  interest sold                                  2,013,740      16,121,971       58,575     1,566,877         86,592        143,063
Dividends and interest receivable                   29,166       2,991,455       52,602       221,306        518,004      6,288,316
Receivable for future variation margin                   0               0            0       143,000              0              0
Prepaid expenses                                    23,643          19,379        4,095         7,672          7,870          9,968
                                              --------------------------------------------------------------------------------------
    Total Assets                               395,113,019   1,071,929,768   19,881,468   233,257,966     93,217,318    180,163,187
                                              --------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                1,074,281      25,478,376            0     2,115,603        358,451              0
Payable for shares of beneficial
  interest reacquired                              456,478       3,357,383       32,390       493,797        267,844      3,003,971
Investment advisory fee payable                    301,566         834,120       16,285       127,370         58,364        119,488
Distribution fee payable                           257,857         582,945       10,946       144,176         55,016        145,995
Transfer agent fee payable                          48,119          22,636          970         7,627          1,958          2,634
Administrative services fee payable                 30,157          83,412        1,628        18,196          7,782         15,932
Tax withholding liability                                0         130,393        2,651             0              0              0
Unrealized depreciation of foreign
  forward currency contracts                             0         111,898            0             0              0              0
Accrued expenses                                   102,205         415,508       38,340       144,540         53,340         61,686
                                              --------------------------------------------------------------------------------------
    Total Liabilities                            2,270,663      31,016,671      103,210     3,051,309        802,755      3,349,706
                                              --------------------------------------------------------------------------------------
NET ASSETS                                    $392,842,356  $1,040,913,097  $19,778,258  $230,206,657   $ 92,414,563  $ 176,813,481
                                              =====================================================================================

NET ASSETS WERE COMPOSED OF:
Capital paid in for shares of
  beneficial interest, $.01 par
  value outstanding (unlimited
    shares authorized)                        $244,213,296  $  879,970,501  $17,103,477  $222,077,540   $ 78,056,101  $ 244,741,551
Undistributed (overdistributed)
  net investment income                                  0       3,538,149      124,077             0         57,859       (471,247)
Accumulated net realized gain (loss)
  on investments foreign currency and
  futures contracts                             52,634,987      53,114,627      803,625     2,684,456      2,579,880    (32,022,030)
Net unrealized appreciation
  (depreciation) of investments foreign
   currency and futures contracts               95,994,073     104,289,820    1,747,079     5,444,661     11,720,723    (35,434,793)
                                              --------------------------------------------------------------------------------------
    Net Assets                                $392,842,356  $1,040,913,097  $19,778,258  $230,206,657   $ 92,414,563  $ 176,813,481
                                              ======================================================================================
Class A:
Net Assets                                    $ 81,225,023  $  451,815,099  $ 9,280,837  $ 27,090,562   $ 39,312,991  $  20,003,419
                                              --------------------------------------------------------------------------------------
Shares outstanding                               4,111,397      30,633,263      869,205     2,432,765      4,067,978      4,787,673
                                              --------------------------------------------------------------------------------------
Net asset value and redemption
  value per share (net assets/shares
  outstanding)                                $      19.76  $        14.75  $     10.68  $      11.14   $       9.66  $        4.18
                                              ======================================================================================
Maximum offering price per share
  (net asset value plus sales
  charge of 4.75% of offering price)          $      20.75  $        15.49  $     11.21  $      11.70   $      10.14  $        4.39
                                              ======================================================================================
Class B:
Net Assets                                    $227,226,556  $  278,871,368  $ 3,823,208  $ 99,248,788   $ 39,762,594  $ 125,796,417
                                              --------------------------------------------------------------------------------------
Shares outstanding                              11,748,965      19,141,011      360,591     8,952,933      4,121,300     30,080,002
                                              --------------------------------------------------------------------------------------
Net asset value and offering
 price per share* (net assets/shares
 outstanding)                                 $      19.34  $        14.57  $     10.60  $      11.09         $ 9.65  $        4.18
                                              ======================================================================================
Class C:
Net Assets                                    $ 84,390,777  $  310,226,630  $ 6,674,213  $ 75,940,796   $ 13,338,978  $  31,013,645
                                              --------------------------------------------------------------------------------------
Shares outstanding                               4,366,276      21,314,800      631,836     6,847,662      1,384,337      7,406,894
                                              --------------------------------------------------------------------------------------
Net asset value and offering
 price per share* (net assets/shares
 outstanding)                                 $      19.33  $        14.55  $     10.56  $      11.09   $       9.64  $        4.19
                                              ======================================================================================
Class I:
Net Assets                                                                               $ 27,926,511
                                                                                          -----------
Shares outstanding                                                                          2,500,010
                                                                                          -----------

Net asset value, offering and redemption
  price per share (net assets/shares
  outstanding)                                                                           $      11.17
                                                                                          ===========


                                                        Pilgrim
                                                      High Total
                                                     Return Fund
                                                 ----------------
ASSETS:
Investments in securities, at value (cost
  $278,307,985, $890,822,931, $17,300,332,
  $215,502,699, $79,350,424, $196,690,281
   and $495,986,870, respectively)                  $377,133,028
Short-term securities, at value
  (cost $0, $0, $0, $996,322,
  $0, $4,585,926 and
     $6,878,597, respectively)                         6,878,597
Repurchase agreements                                  4,741,000
Cash                                                         850
Foreign cash, at value
  (cost $0, $157,474, $62,767, $0
  $0, $0 and $0, respectively)                                 0
Receivable for investments sold                       13,527,829
Receivable for shares of beneficial
  interest sold                                          184,620
Dividends and interest receivable                     14,806,802
Receivable for future variation margin                         0
Prepaid expenses                                          11,997
                                                 ----------------
    Total Assets                                     417,284,723
                                                 ----------------
LIABILITIES:
Payable for investments purchased                              0
Payable for shares of beneficial
  interest reacquired                                  3,607,138
Investment advisory fee payable                          269,646
Distribution fee payable                                 311,926
Transfer agent fee payable                                22,109
Administrative services fee payable                       37,004
Tax withholding liability                                      0
Unrealized depreciation of foreign
  forward currency contracts                                   0
Accrued expenses                                         130,779
                                                 ----------------
    Total Liabilities                                  4,378,602
                                                 ----------------
NET ASSETS                                          $412,906,121
                                                 ================
NET ASSETS WERE COMPOSED OF:
Capital paid in for shares of
  beneficial interest, $.01 par
  value outstanding (unlimited
    shares authorized)                              $639,908,323
Undistributed (overdistributed)
  net investment income                               (2,245,345)
Accumulated net realized gain (loss)
  on investments foreign currency and
  futures contracts                                 (105,908,602)
Net unrealized appreciation
  (depreciation) of investments foreign
   currency and futures contracts                   (118,848,255)
                                                 ----------------
    Net Assets                                      $412,906,121
                                                 ================
Class A:
Net Assets                                          $ 91,990,814
                                                 ----------------
Shares outstanding                                    27,924,564
                                                 ----------------
Net asset value and redemption
  value per share (net assets/shares
  outstanding)                                      $       3.29
                                                 ================
Maximum offering price per share
  (net asset value plus sales
  charge of 4.75% of offering price)                $       3.45
                                                 ================
Class B:
Net Assets                                          $280,412,519
                                                 ----------------
Shares outstanding                                    85,204,798
                                                 ----------------
Net asset value and offering
 price per share* (net assets/shares
 outstanding)                                       $       3.29
                                                 ================
Class C:
Net Assets                                          $ 40,502,788
                                                 ----------------
Shares outstanding                                    12,249,122
                                                 ----------------
Net asset value and offering
 price per share* (net assets/shares
 outstanding)                                       $       3.31
                                                 ================
Class I:
Net Assets

Shares outstanding


Net asset value, offering and redemption price per share (net assets/shares outstanding)


* Redemption price varies by length of time shares are held.
See accompanying notes to financial statements.

PILGRIM MAYFLOWER TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 1999


                                                                                Pilgrim        Pilgrim
                                                    Pilgrim         Pilgrim    Emerging       Research      Pilgrim        Pilgrim
                                                   Growth +   International     Markets       Enhanced   Income and     High Total
                                                 Value Fund      Value Fund  Value Fund  Index Fund(1)  Growth Fund Return Fund II
                                               -------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of withholding tax of
   $12,678, $1,456,704, $29,371, $16,865,
   $2,097,$0 and $0, respectively)             $    279,961    $ 16,888,587  $  461,213     $1,273,488  $ 1,202,190   $  1,203,255
Interest                                            787,982       1,704,399      31,033        228,956    2,175,797     25,824,234
                                               -----------------------------------------------------------------------------------
Total investment income                           1,067,943      18,592,986     492,246      1,502,444    3,377,987     27,027,489
                                               -----------------------------------------------------------------------------------
EXPENSES:
Investment advisory and management fees           2,711,399       7,164,823     145,031        690,257      902,463      1,877,964
Distribution fees:
  Class A                                           163,021         926,893      20,620         32,146      132,761        105,028
  Class B                                         1,596,480       2,002,151      33,230        377,775      494,843      1,668,025
  Class C                                           571,516       2,073,029      43,069        277,518      265,904        485,833
Transfer agent fees and expenses:
  Class A                                            88,124         355,139      10,679         15,109       51,331         48,195
  Class B                                           270,285         298,783       4,058         61,224       69,244        255,187
  Class C                                           101,962         303,888       6,089         40,981       26,535         76,445
  Class I                                                 0               0           0          7,039            0              0
Administrative service fees                         358,875         931,067      20,184        122,493      138,464        308,071
Custodian and fund accounting expenses               81,586         549,742      26,238        133,546       47,201         94,601
Printing and postage expenses                        68,918         170,405       3,106         31,196       12,982         39,966
Registration fees                                    39,273         118,835      31,219         99,302       29,784         17,056
Audit expenses                                       25,281          35,269      20,195         22,677       23,725         21,632
Trustee expenses                                     11,251          13,905       9,224         18,411       10,048         11,393
Miscellaneous expenses                               25,701          68,321       2,248          5,873       17,555         28,623
                                               -----------------------------------------------------------------------------------
                                                  6,113,672      15,012,250     375,190      1,935,547    2,222,840      5,038,019
Less expenses reimbursed by
  management company                                      0               0      25,059        272,628            0              0
                                               -----------------------------------------------------------------------------------
    Total expenses                                6,113,672      15,012,250     350,131      1,662,919    2,222,840      5,038,019
                                               -----------------------------------------------------------------------------------
Net investment income (loss)                     (5,045,729)      3,580,736     142,115       (160,475)   1,155,147     21,989,470
                                               -----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on investments
  and futures contracts                          83,963,594      49,724,160     926,219      2,844,931   19,503,145    (32,191,393)
Net realized gain (loss) on foreign currency              0       3,476,523      (9,987)             0            9        123,782
Net change in unrealized
  appreciation (depreciation)
  of investments, foreign currency,
     and futures contracts                       83,444,021     128,073,707   3,931,451      5,444,661   (5,793,539)     5,135,407
                                               -----------------------------------------------------------------------------------
    Net realized and unrealized
     gain (loss) on investments,
     foreign currency, and futures contracts    167,407,615     181,274,390   4,847,683      8,289,592   13,709,615    (26,932,204)
                                               -----------------------------------------------------------------------------------
Increase (decrease) in net assets resulting
  from operations                              $162,361,886    $184,855,126  $4,989,798     $8,129,117  $14,864,762   $ (4,942,734)
                                               ===================================================================================


                                                   Pilgrim
                                                High Total
                                               Return Fund
                                             -------------
INVESTMENT INCOME:
Dividends (net of withholding tax of
   $12,678, $1,456,704, $29,371, $16,865,
   $2,097,$0 and $0, respectively)           $   5,573,604
Interest                                        62,597,691
                                             -------------
Total investment income                         68,171,295
                                             -------------
EXPENSES:
Investment advisory and management fees          4,228,374
Distribution fees:
  Class A                                          412,017
  Class B                                        3,958,275
  Class C                                          602,141
Transfer agent fees and expenses:
  Class A                                          176,000
  Class B                                          585,366
  Class C                                           90,901
  Class I                                                0
Administrative service fees                        726,605
Custodian and fund accounting expenses             174,672
Printing and postage expenses                       99,516
Registration fees                                   34,670
Audit expenses                                      34,302
Trustee expenses                                    18,880
Miscellaneous expenses                             109,442
                                             -------------
                                                11,251,161
Less expenses reimbursed by
  management company                                     0
                                             -------------
    Total expenses                              11,251,161
                                             -------------
Net investment income (loss)                    56,920,134
                                             -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on investments
  and futures contracts                        (98,451,507)
Net realized gain (loss) on foreign currency        12,477
Net change in unrealized
  appreciation (depreciation)
  of investments, foreign currency,
     and futures contracts                      41,058,535
                                             -------------
    Net realized and unrealized
     gain (loss) on investments,
     foreign currency, and futures contracts   (57,380,495)
                                             -------------
Increase (decrease) in net assets resulting
  from operations                            $    (460,361)
                                             ==============




(1) For the period December 30, 1998 (commencement of operations) to October 31, 1999. See accompanying notes to financial statements.

PILGRIM MAYFLOWER TRUST
STATEMENT OF CHANGES IN NET ASSETS



                                                                           Pilgrim                               Pilgrim
                                                                        Growth+Value                      International Value
                                                                            Fund                                  Fund
                                                            -----------------------------------     ------------------------------
                                                               For the year      For the year         For the year    For the year
                                                                  ended             ended                ended           ended
                                                                October 31,       October 31,          October 31,     October 31,
                                                                   1999              1998                 1999            1998
                                                            ----------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                  $  (5,045,729)     $ (2,563,828)     $    3,580,736   $   3,729,388
Net realized gain (loss) on investments                          83,963,594       (26,282,879)         49,724,160      28,663,723
Net realized gain (loss) on foreign currency                              0                 0           3,476,523        (957,107)
Net change in unrealized appreciation (depreciation) of
   investments and foreign currency                              83,444,021         2,033,312         128,073,707     (25,052,571)
                                                            ----------------------------------------------------------------------
  Increase (decrease) in net assets resulting from
     operations                                                 162,361,886       (26,813,395)        184,855,126       6,383,433
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                                 0                 0          (2,447,955)              0
  Class B                                                                 0                 0            (638,225)              0
  Class C                                                                 0                 0            (652,956)              0
Net realized gain from investments                                        0        (2,294,760)        (28,295,922)     (1,549,040)
                                                            ----------------------------------------------------------------------
  Total distributions                                                     0        (2,294,760)        (32,035,058)     (1,549,040)
                                                            ----------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                215,319,842       142,517,062         765,122,980     482,660,108
Net asset value of shares issued to shareholders in
   reinvestment of dividends                                              0         1,274,079          25,417,235       1,115,780
                                                            ----------------------------------------------------------------------
                                                                215,319,842       143,791,141         790,540,215     483,775,888
Cost of shares redeemed                                        (161,711,440)      (75,727,057)       (397,092,669)   (175,792,173)
                                                            ----------------------------------------------------------------------
Net increase in net assets derived from capital share
   transactions                                                  53,608,402        68,064,084         393,447,546     307,983,715
                                                            ----------------------------------------------------------------------
Net increase in net assets                                      215,970,288        38,955,929         546,267,614     312,818,108

NET ASSETS:
Beginning of period                                             176,872,068       137,916,139         494,645,483     181,827,375
                                                            ----------------------------------------------------------------------
End of period                                                 $ 392,842,356      $176,872,068      $1,040,913,097   $ 494,645,483
                                                            ======================================================================
Undistributed net investment income                           $           0      $          0      $    3,538,149   $   3,746,253
                                                            ----------------------------------------------------------------------

See accompanying notes to financial statements.

PILGRIM MAYFLOWER TRUST
STATEMENT OF CHANGES IN NET ASSETS



                                                                 Pilgrim                  Pilgrim                 Pilgrim
                                                          Emerging Markets Value     Research Enhanced       Income and Growth
                                                                   Fund                 Index Fund                 Fund
                                                          ----------------------      --------------    --------------------------
                                                       or the year   For the year     For the period    For the year  For the year
                                                           ended          ended     December 30, 1998(1)     ended         ended
                                                        October 31,    October 31,     to October 31,     October 31,   October 31,
                                                           1999           1998              1999             1999          1998
                                                      ----------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                          $   142,115     $   130,079      $   (160,475)    $  1,155,147  $  4,652,829
Net realized gain (loss) on investments and
    futures contracts                                     926,219        (114,095)        2,844,931       19,503,145    12,372,668
Net realized gain (loss) on foreign currency               (9,987)          1,224                 0                9             0
Net change in unrealized appreciation (depreciation)
    of investments, foreign currency, and
    futures contracts                                   3,931,451      (2,184,372)        5,444,661       (5,793,539)  (14,833,769)
                                                      ----------------------------------------------------------------------------
  Increase (decrease) in net assets
    resulting from operations                           4,989,798      (2,167,164)        8,129,117       14,864,762     2,191,728
FROM DIVIDENDS TO
  SHAREHOLDERS:
Net investment income:
    Class A                                               (68,673)              0                 0         (644,691)   (1,645,418)
    Class B                                               (40,034)              0                 0         (351,341)   (1,649,267)
    Class C                                               (39,146)              0                 0         (149,541)   (1,532,895)
    Class I                                                    --              --                 0               --            --
Net realized gain from investments                              0               0                 0      (29,400,842)   (8,297,946)
                                                      ----------------------------------------------------------------------------
    Total distributions                                  (147,853)              0                 0      (30,546,415)  (13,125,526)
                                                      ----------------------------------------------------------------------------
FROM CAPITAL SHARE
  TRANSACTIONS:
Net proceeds from sale of shares                       10,710,032      13,039,367       231,460,935       13,352,685    23,793,209
Net asset value of shares issued to
    shareholders in reinvestment
    of dividends                                          101,215               0                 0       24,845,426    10,902,341
                                                      ----------------------------------------------------------------------------
                                                       10,811,247      13,039,367       231,460,935       38,198,111    34,695,550
Cost of shares redeemed                                (5,576,842)     (1,170,295)       (9,383,395)     (74,538,516)  (76,452,625)
                                                      ----------------------------------------------------------------------------
Net increase (decrease) in net assets
    derived from capital share transactions             5,234,405      11,869,072       222,077,540      (36,340,405)  (41,757,075)
                                                      ----------------------------------------------------------------------------
Net increase (decrease) in net assets                  10,076,350       9,701,908       230,206,657      (52,022,058)  (52,690,873)

NET ASSETS:
Beginning of period                                     9,701,908               0                 0      144,436,621   197,127,494
                                                      ----------------------------------------------------------------------------
End of period                                         $19,778,258     $ 9,701,908      $230,206,657     $ 92,414,563  $144,436,621
                                                      ============================================================================
Undistributed net investment income                   $   124,077     $   131,303      $          0     $     57,859  $     82,834
                                                      ============================================================================


(1) Commencement of Operations See accompanying notes to financial statements.

PILGRIM MAYFLOWER TRUST
STATEMENT OF CHANGES IN NET ASSETS



                                                                           Pilgrim                           Pilgrim
                                                                      High Total Return                 High Total Return
                                                                           Fund II                             Fund
                                                               -----------------------------       ------------------------------
                                                               For the year      For the year      For the year      For the year
                                                                   ended             ended             ended             ended
                                                                October 31,       October 31,       October 31,       October 31,
                                                                   1999              1998              1999              1998
                                                               ------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                        $  21,989,470      $ 16,225,997     $  56,920,134     $  77,293,831
Net realized gain (loss) on investments                        (32,191,393)          239,074       (98,451,507)       (7,859,695)
Net realized gain on foreign currency                              123,782           199,374            12,477           353,140
Net change in unrealized appreciation (depreciation)
   of investments and foreign currency                           5,135,407       (40,605,250)       41,058,535      (178,347,256)
                                                             --------------------------------------------------------------------
  Increase (decrease) in net assets resulting from
     operations                                                 (4,942,734)      (23,940,805)         (460,361)     (108,559,980)
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
   Class A                                                      (3,313,676)       (2,724,046)      (14,655,522)      (19,771,933)
   Class B                                                     (14,809,329)      (10,361,927)      (39,701,333)      (51,139,518)
   Class C                                                      (4,292,131)       (3,578,472)       (6,029,049)       (8,241,961)
Return of capital
   Class A                                                        (217,482)         (184,498)       (1,294,305)                0
   Class B                                                        (971,960)         (760,637)       (3,506,231)                0
   Class C                                                        (281,699)         (241,600)         (532,457)                0
Net realized gain from investments                                       0                 0                 0       (27,484,835)
                                                             --------------------------------------------------------------------
  Total distributions                                          (23,886,277)      (17,851,180)      (65,718,897)     (106,638,247)
                                                             --------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                55,051,024       288,856,753       100,856,295       111,204,153
Net asset value of shares issued to
   shareholders in reinvestment of dividends                     6,839,575         5,327,944        21,713,962        37,990,952
                                                             --------------------------------------------------------------------
                                                                61,890,599       294,184,697       122,570,257       149,195,105
Cost of shares redeemed                                       (119,733,819)      (47,864,975)     (285,177,676)     (182,472,430)
                                                             --------------------------------------------------------------------
Net increase (decrease) in net assets derived from capital
   share transactions                                          (57,843,220)      246,319,722      (162,607,419)      (33,277,325)
                                                             --------------------------------------------------------------------
Net increase (decrease) in net assets.                         (86,672,231)      204,527,737      (228,786,677)     (248,475,552)

NET ASSETS:
Beginning of period                                            263,485,712        58,957,975       641,692,798       890,168,350
                                                             --------------------------------------------------------------------
End of period                                                $ 176,813,481      $263,485,712     $ 412,906,121     $ 641,692,798
                                                             ====================================================================
Undistributed (overdistributed) net investment income        $    (471,247)     $          0     $  (2,245,345)    $   1,508,011
                                                             ====================================================================


See accompanying notes to financial statements.

PILGRIM MAYFLOWER TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                                Net realized                        Dividends         Distributions    Net
              Net Asset                         & unrealized         Total          declared            declared      Asset
                Value,             Net           gain (loss)         from           from net            from net      Value,
Period        beginning        investment            on           investment       investment           realized     end of
ended         of period       income (loss)     investments       operations         income               gain       period
---------------------------------------------------------------------------------------------------------------------------------

                                                    Growth + Value Fund, Class A
                                                    ----------------------------

11/18/96 -
10/31/97       $10.00            ($0.05)            $2.20           $2.15           $     --             $   --     $12.15
10/31/98        12.15             (0.11)            (1.42)          (1.53)                --              (0.18)     10.44
10/31/99        10.44             (0.17)             9.49            9.32                 --                 --      19.76

                                                    Growth + Value Fund, Class B
                                                    ----------------------------

11/18/96 -
10/31/97        10.00             (0.08)             2.16            2.08                 --                 --      12.08
10/31/98        12.08             (0.16)            (1.45)          (1.61)                --              (0.18)     10.29
10/31/99        10.29             (0.27)             9.32            9.05                 --                 --      19.34

                                                    Growth + Value Fund, Class C
                                                    ----------------------------

11/18/96 -
10/31/97        10.00             (0.08)             2.16            2.08                 --                 --      12.08
10/31/98        12.08             (0.16)            (1.45)          (1.61)                --              (0.18)     10.29
10/31/99        10.29             (0.26)             9.30            9.04                 --                 --      19.33

                                                  International Value Fund, Class A
                                                  ---------------------------------

3/06/95 -
10/31/95         7.64              0.09              0.37            0.46                 --                 --       8.10
10/31/96         8.10              0.14              0.85            0.99              (0.04)                --       9.05
10/31/97         9.05             (0.09)             2.30            2.21              (0.14)             (0.22)     10.90
10/31/98        10.90              0.11              0.96            1.07                 --              (0.09)     11.88
10/31/99        11.88              0.08              3.58            3.66              (0.12)             (0.67)     14.75

                                                  International Value Fund, Class B
                                                  ---------------------------------

4/17/97 -
10/31/97        10.00             (0.02)             0.89            0.87                 --                 --      10.87
10/31/98        10.87              0.07              0.91            0.98                 --              (0.09)     11.76
10/31/99        11.76              0.01              3.51            3.52              (0.04)             (0.67)     14.57

                                                  International Value Fund, Class C
                                                  ---------------------------------

3/06/95 -
10/31/95         7.61              0.06              0.38            0.44                 --                 --       8.05
10/31/96         8.05              0.05              0.86            0.91              (0.03)                --       8.93
10/31/97         8.93             (0.06)             2.20            2.14              (0.04)             (0.17)     10.86
10/31/98        10.86              0.06              0.92            0.98                 --              (0.09)     11.75
10/31/99        11.75              0.00              3.51            3.51              (0.04)             (0.67)     14.55

                                                 Emerging Markets Value Fund, Class A
                                                 ------------------------------------

1/01/98 -
10/31/98        10.00              0.12             (2.43)          (2.31)                --                 --       7.69
10/31/99         7.69              0.12              3.01            3.13              (0.14)                --      10.68

                                                 Emerging Markets Value Fund, Class B
                                                 ------------------------------------

1/01/98 -
10/31/98        10.00              0.09             (2.44)          (2.35)                --                 --       7.65
10/31/99         7.65              0.08              2.97            3.05              (0.10)                --      10.60

                                                 Emerging Markets Value Fund, Class C
                                                 ------------------------------------

1/01/98 -
10/31/98        10.00              0.09             (2.46)          (2.37)                --                 --       7.63
10/31/99         7.63              0.04              3.00            3.04              (0.11)                --      10.56

                                                 Research Enhanced Index Fund, Class A
                                                 ------------------------------------


12/30/98 -
10/31/99        10.00              0.01              1.13            1.14                 --                 --      11.14

                                                 Research Enhanced Index Fund, Class B
                                                 -------------------------------------

12/30/98 -
10/31/99        10.00             (0.02)             1.11            1.09                 --                --       11.09

                                                 Research Enhanced Index Fund, Class C
                                                 ------------------------------------

12/30/98 -
10/31/99        10.00             (0.02)             1.11            1.09                 --                --       11.09

                                                 Research Enhanced Index Fund, Class I
                                                 ------------------------------------

12/30/98 -
10/31/99        10.00              0.06              1.11            1.17                 --                --       11.17


                               Net         Ratio of          Ratio of         Ratio of net
                             Assets,       expenses           Expense          investment
                             end of       to average       reimbursement        income to
Period               Total   period           net           to average           average         Portfolio
ended               return   (000's)    assets(1), (2)     net assets(1)      net assets(1)      turnover
-----------         ---------------------------------------------------------------------------------------

                                                  Growth + Value Fund, Class A
                                                  ----------------------------

11/18/96 -
10/31/97             21.50% $34,346            1.84%             0.02%              (0.94)%           144%
10/31/98            (12.63)  33,425            1.72                --               (0.92)            162
10/31/99             89.27   81,225            1.69                --               (1.30)            197

                                                   Growth + Value Fund, Class B
                                                   ----------------------------

11/18/96 -
10/31/97             20.80   76,608            2.55              0.02               (1.68)            144
10/31/98            (13.38) 105,991            2.45                --               (1.67)            162
10/31/99             87.95  227,227            2.39                --               (2.00)            197

                                                   Growth + Value Fund, Class C
                                                   ----------------------------

11/18/96 -
10/31/97             20.80   26,962            2.56              0.02               (1.70)            144
10/31/98            (13.38)  37,456            2.46                --               (1.69)            162
10/31/99             87.85   84,391            2.40                --               (2.01)            197

                                                 International Value Fund, Class A
                                                 ---------------------------------

3/06/95 -
10/31/95              9.39    5,188            1.85              6.08                1.67               0
10/31/96             12.15   16,777            1.85              0.97                1.52              74
10/31/97             27.59   60,539            1.80              0.27                0.46              26
10/31/98              9.86  211,018            1.74                --                1.62              32
10/31/99             32.55  451,815            1.68                --                0.92              29

                                                 International Value Fund, Class B
                                                 ---------------------------------

4/17/97 -
10/31/97              8.70   59,185            2.50              0.08               (0.71)             26
10/31/98              9.16  145,976            2.47                --                0.69              32
10/31/99             31.55  278,871            2.41                --                0.18              29

                                                 International Value Fund, Class C
                                                 ---------------------------------

3/06/95 -
10/31/95              8.89    5,749            2.50              6.08                1.13               0
10/31/96             11.39   14,530            2.50              1.21                0.62              74
10/31/97             25.92   62,103            2.50              0.24               (0.23)             26
10/31/98              9.07  137,651            2.47                --                0.68              32
10/31/99             31.50  310,227            2.41                --                0.19              29

                                                Emerging Markets Value Fund, Class A
                                                ------------------------------------

1/01/98 -
10/31/98            (23.10)   3,815            1.80              2.08                3.38               7
10/31/99             41.48    9,281            2.06              0.15                1.36              38

                                                Emerging Markets Value Fund, Class B
                                                ------------------------------------

1/01/98 -
10/31/98            (23.50)   3,583            2.50              2.24                2.55               7
10/31/99             40.41    3,823            2.70              0.23                0.67              38

                                                Emerging Markets Value Fund, Class C
                                                ------------------------------------

1/01/98 -
10/31/98            (23.70)   2,304            2.50              2.37                2.60               7
10/31/99             40.49    6,674            2.75              0.16                0.61              38

                                                Research Enhanced Index Fund, Class A
                                                ------------------------------------

12/30/98 -
10/31/99             11.40   27,091            1.29              0.27                0.23              26

                                                Research Enhanced Index Fund, Class B
                                                -------------------------------------

12/30/98 -
10/31/99             10.90   99,249            1.99              0.30               (0.49)             26

                                                Research Enhanced Index Fund, Class C
                                                ------------------------------------

12/30/98 -
10/31/99             10.90   75,941            1.99              0.28               (0.49)             26

                                                Research Enhanced Index Fund, Class I
                                                ------------------------------------

12/30/98 -
10/31/99             11.70   27,927            0.98              0.25                0.62              26

(1) Annualized
(2) Expenses calculated net of taxes and advisor reimbursement

See accompanying notes to financial statements.

PILGRIM MAYFLOWER TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD -- (CONTINUED)



                                            Net realized                     Dividends    Distributions                      Net
              Net Asset                     & unrealized        Total        declared       declared                        Asset
               Value,           Net          gain (loss)        from         from net       from net       Distributions   Value,
Period        beginning     investment           on          investment     investment      realized         declared      end of
 ended        of period    income (loss)     investments     operations       income          gain         from Capital    period
------------------------------------------------------------------------------------------------------------------------------------

                                                   Income and Growth Fund, Class A
                                                   -------------------------------

11/08/93 -
10/31/94       $10.00             $0.30      ($0.05)         $0.25             ($0.25)        $ --           $ --         $10.00
10/31/95        10.00              0.35        0.84           1.19              (0.33)          --             --          10.86
10/31/96        10.86              0.32        1.29           1.61              (0.31)          --             --          12.16
10/31/97        12.16              0.38        1.53           1.91              (0.34)       (1.26)            --          12.47
10/31/98        12.47              0.37       (0.22)          0.15              (0.39)       (0.53)            --          11.70
10/31/99        11.70              0.17        1.11           1.28              (0.18)       (3.14)            --           9.66

                                                   Income and Growth Fund, Class B
                                                   -------------------------------

2/09/94 -
10/31/94        10.64              0.20       (0.65)         (0.45)             (0.20)          --             --           9.99
10/31/95         9.99              0.27        0.85           1.12              (0.27)          --             --          10.84
10/31/96        10.84              0.24        1.28           1.52              (0.23)          --             --          12.13
10/31/97        12.13              0.27        1.55           1.82              (0.25)       (1.26)            --          12.44
10/31/98        12.44              0.29       (0.22)          0.07              (0.30)       (0.53)            --          11.68
10/31/99        11.68              0.09        1.11           1.20              (0.09)       (3.14)            --           9.65

                                                   Income and Growth Fund, Class C
                                                   -------------------------------

3/21/94 -
10/31/94        10.37              0.20       (0.38)         (0.18)             (0.20)          --             --           9.99
10/31/95         9.99              0.27        0.85           1.12              (0.28)          --             --          10.83
10/31/96        10.83              0.24        1.28           1.52              (0.23)          --             --          12.12
10/31/97        12.12              0.28        1.54           1.82              (0.26)       (1.26)            --          12.42
10/31/98        12.42              0.31       (0.24)          0.07              (0.30)       (0.53)            --          11.66
10/31/99        11.66              0.13        1.06           1.19              (0.07)       (3.14)            --           9.64

                                                  High Total Return Fund II, Class A
                                                  ----------------------------------

1/31/97 -
10/31/97         5.00              0.28        0.53           0.81              (0.28)          --          (0.04)          5.49
10/31/98         5.49              0.50       (0.70)         (0.20)             (0.48)          --          (0.03)          4.78
10/31/99         4.78              0.43       (0.55)         (0.12)             (0.43)          --          (0.05)          4.18

                                                  High Total Return Fund II, Class B
                                                  ----------------------------------

1/31/97 -
10/31/97         5.00              0.25        0.53           0.78              (0.25)          --          (0.04)          5.49
10/31/98         5.49              0.47       (0.70)         (0.23)             (0.44)          --          (0.03)          4.79
10/31/99         4.79              0.41       (0.57)         (0.16)             (0.42)          --          (0.03)          4.18

                                                  High Total Return Fund II, Class C
                                                  ----------------------------------


1/31/97 -
10/31/97         5.00              0.25        0.54           0.79              (0.25)          --          (0.04)          5.50
10/31/98         5.50              0.47       (0.71)         (0.24)             (0.44)          --          (0.03)          4.79
10/31/99         4.79              0.40       (0.55)         (0.15)             (0.41)          --          (0.04)          4.19

                                                   High Total Return Fund, Class A
                                                   -------------------------------

11/08/93 -
10/31/94         5.00              0.41       (0.60)         (0.19)             (0.40)          --             --           4.41
10/31/95         4.41              0.48        0.07           0.55              (0.48)          --             --           4.48
10/31/96         4.48              0.46        0.32           0.78              (0.48)          --             --           4.78
10/31/97         4.78              0.48        0.20           0.68              (0.46)          --             --           5.00
10/31/98         5.00              0.46       (1.07)         (0.61)             (0.47)       (0.15)            --           3.77
10/31/99         3.77              0.37       (0.41)         (0.04)             (0.39)          --          (0.05)          3.29

                                                   High Total Return Fund, Class B
                                                   -------------------------------

2/09/94 -
10/31/94         5.20              0.33       (0.80)         (0.47)             (0.32)          --             --           4.41
10/31/95         4.41              0.45        0.06           0.51              (0.45)          --             --           4.47
10/31/96         4.47              0.43        0.32           0.75              (0.45)          --             --           4.77
10/31/97         4.77              0.44        0.22           0.66              (0.43)          --             --           5.00
10/31/98         5.00              0.43       (1.07)         (0.64)             (0.44)       (0.15)            --           3.77
10/31/99         3.77              0.34       (0.41)         (0.07)             (0.37)          --          (0.04)          3.29

                                                   High Total Return Fund, Class C
                                                   -------------------------------


3/21/94 -
10/31/94         5.06              0.26       (0.65)         (0.39)             (0.26)          --             --           4.41
10/31/95         4.41              0.44        0.09           0.53              (0.45)          --             --           4.49
10/31/96         4.49              0.43        0.32           0.75              (0.45)          --             --           4.79
10/31/97         4.79              0.44        0.22           0.66              (0.43)          --             --           5.02
10/31/98         5.02              0.43       (1.08)         (0.65)             (0.44)       (0.15)            --           3.78
10/31/99         3.78              0.34       (0.40)         (0.06)             (0.37)          --          (0.04)          3.31





                                                                       Ratio of
                                           Net                          expense         Ratio of net
                                         Assets,       Ratio of      reimbursement      investment
                                         end of        expenses       to average        income
Period                        Total      period     to average net        net           to average        Portfolio
ended                        Return     (000's)      assets(1),(2)      assets(1)       net assets(1)      turnover
-----------           ----------------------------------------------------------------------------------------------

                                                   Income and Growth Fund, Class A
                                                   -------------------------------

11/08/93 -
10/31/94                      2.48%    $72,223           1.50%           0.47%             3.73%              26%
10/31/95                     13.19      76,031           1.51              --              3.39               91
10/31/96                     14.48      85,250           1.52              --              2.78              147
10/31/97                     17.02      53,805           1.47              --              2.90               56
10/31/98                      1.12      47,378           1.40              --              2.99              102
10/31/99                     11.99      39,313           1.40              --              1.40              102

                                                   Income and Growth Fund, Class B
                                                   -------------------------------

2/09/94 -
10/31/94                     (4.20)     37,767           2.20            0.16              3.00               26
10/31/95                     12.31      60,347           2.23              --              2.66               91
10/31/96                     13.60      71,123           2.26              --              2.04              147
10/31/97                     15.06      73,829           2.18              --              2.18               56
10/31/98                      0.44      55,873           2.12              --              2.28              102
10/31/99                     11.24      39,763           2.12              --              0.68              102

                                                   Income and Growth Fund, Class C
                                                   -------------------------------

3/21/94 -
10/31/94                     (1.75)      4,823           2.20            0.06              2.87               26
10/31/95                     12.33      53,661           2.22              --              2.67               91
10/31/96                     13.68      60,458           2.20              --              2.10              147
10/31/97                     15.04      69,494           2.15              --              2.21               56
10/31/98                      0.51      41,186           2.09              --              2.32              102
10/31/99                     11.12      13,339           2.08              --              0.74              102

                                                  High Total Return Fund II, Class A
                                                  ----------------------------------

1/31/97 -
10/31/97                     16.53       8,548           1.26            3.36              5.89              164
10/31/98                     (4.23)     40,924           1.44            0.01              8.90              150
10/31/99                     (3.10)     20,003           1.40              --              9.46              110

                                                  High Total Return Fund II, Class B
                                                  ----------------------------------

1/31/97 -
10/31/97                     15.91      38,076           1.95            0.75              5.20              164
10/31/98                     (4.90)    168,859           2.17            0.02              8.17              150
10/31/99                     (4.00)    125,796           2.11              --              8.66              110

                                                  High Total Return Fund II, Class C
                                                  ----------------------------------

1/31/97 -
10/31/97                     16.12      12,334           1.95            0.78              5.17              164
10/31/98                     (4.90)     53,703           2.17            0.01              8.16              150
10/31/99                     (3.77)     31,014           2.12              --              8.70              110

                                                   High Total Return Fund, Class A
                                                   -------------------------------

11/08/93 -
10/31/94                     (4.11)     50,797           1.50            0.99             10.09              163
10/31/95                     13.02      88,552           1.55              --             10.90              145
10/31/96                     18.14     167,698           1.52              --              9.86              158
10/31/97                     15.03     215,361           1.42              --              9.88              183
10/31/98                    (13.65)    148,650           1.30              --              9.93              123
10/31/99                     (1.86)     91,991           1.34              --             10.16               59

                                                   High Total Return Fund, Class B
                                                   -------------------------------

2/09/94 -
10/31/94                     (9.30)     25,880           2.20            0.20              9.72              163
10/31/95                     11.97      96,362           2.25              --             10.20              145
10/31/96                     17.08     346,919           2.23              --              9.14              158
10/31/97                     14.46     577,351           2.12              --              9.18              183
10/31/98                    (14.28)    428,903           2.02              --              9.20              123
10/31/99                     (2.56)    280,413           2.06              --              9.42               59

                                                   High Total Return Fund, Class C
                                                   -------------------------------

3/21/94 -
10/31/94                     (7.21)      2,330           2.20            0.11              9.46              163
10/31/95                     12.44      11,011           2.27              --             10.18              145
10/31/96                     17.28      54,382           2.23              --              9.14              158
10/31/97                     14.42      97,457           2.13              --              9.18              183
10/31/98                    (14.41)     64,141           2.03              --              9.19              123
10/31/99                     (2.24)     40,503           2.07              --              9.42               59



(1) Annualized
(2) Expenses calculated net of taxes and advisor reimbursement

See accompanying notes to financial statements.

PILGRIM MAYFLOWER TRUST
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31,1999


      Note 1. Organization and Significant Accounting Policies

      Organization -- Reliastar Financial Corp., parent of Northstar Holdings, Inc., purchased Pilgrim Capital Corporation and merged the entities' investment management and distribution operations. Consequently, the Funds have been renamed as disclosed. The Pilgrim Mayflower Trust (the "Trust"), formerly the Northstar Trust, a business trust, was organized under the laws of the Commonwealth of Massachusetts and registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The names of each of the seven investment series (collectively the "Funds") which comprise the Trust and their respective investment objectives are set forth below.

      Pilgrim Growth + Value Fund, ("Growth + Value Fund"), formerly the Northstar Growth + Value Fund, is a diversified portfolio with the investment objective of capital appreciation by investing in equity securities. The Fund seeks to achieve its objective through investments in companies the portfolio manager identifies as either growth or value through quantitative analysis.

      Pilgrim International Value Fund, ("International Value Fund"), formerly the Northstar International Value Fund, is a diversified portfolio with the investment objective of long-term capital appreciation. The Fund invests primarily in foreign companies with a market valuation of greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization. Portfolio managers apply the technique of "value investing".

      Pilgrim Emerging Markets Value Fund, ("Emerging Markets Value Fund"), formerly the Northstar Emerging Markets Value Fund, is a diversified portfolio with the investment objective of long-term capital appreciation. The Fund invests primarily in foreign companies located in countries with emerging markets. Portfolio managers apply the technique of "value investing".

      Pilgrim Research Enhanced Index Fund, ("Research Enhanced Index Fund"), formerly the Northstar Research Enhanced Index Fund, is a diversified portfolio with the investment objective of capital appreciation. The Fund seeks to achieve its objective by owning a large number of stocks within the S&P 500 with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other data characteristics of the S&P 500.

      Pilgrim Income and Growth Fund, ("Income and Growth Fund"), formerly the Northstar Income and Growth Fund, is a diversified portfolio with the investment objective of current income balanced with capital appreciation. The Fund seeks to achieve its objective through investments in a diversified group of securities selected for their prospects of providing both current income and long-term growth of capital.

      Pilgrim High Total Return Fund II, ("High Total Return Fund II"), formerly the Northstar High Total Return Fund II, is a diversified portfolio with the investment objective of high income and capital appreciation. The Fund invests primarily in a diversified group of fixed income securities which are selected for high current income and the potential for capital growth, including lower-rated fixed income securities, convertible securities, securities issued by U.S. companies in foreign currencies, and securities issued by foreign governments and companies.

      Pilgrim High Total Return Fund, ("High Total Return Fund"), formerly the Northstar High Total Return Fund, is a diversified portfolio with the investment objective of high income and capital appreciation. The Fund invests primarily in a diversified group of fixed income securities which are selected for high current income and the potential for capital growth, including lower-rated fixed income securities, convertible securities, securities issued by U.S. companies in foreign currencies, and securities issued by foreign governments and companies.

      Security Valuation -- Equity securities are valued at the closing sale prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid and asked prices for such securities, or, if such prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less than 60 days are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Trust. The books and records of the Funds are maintained in U.S. dollars. Securities quoted in foreign currencies are translated into U.S. dollars based on the prevailing exchange rates on that day. The Advisor uses independent pricing services to price the Funds' securities.

      Security Transactions, Investment Income, Expenses -- Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected; discounts are accreted, and premiums amortized to par at maturity; dividend income is recorded on the ex-dividend dates. Income, expenses (except class specific expenses), and realized/unrealized gains/losses, are allocated proportionately to each Fund or class of shares based upon the relative daily net asset value.

      Distributions to Shareholders -- Dividends from net investment income are declared and paid monthly by the High Total Return Fund II and High Total Return Fund, and declared and paid quarterly by the Income and Growth Fund, and declared and paid annually by the Growth + Value Fund, International Value Fund, Emerging Markets Value Fund, and Research Enhanced Index Fund. Distributions of net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

PILGRIM MAYFLOWER TRUST
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31,1999


      The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of net operating losses and foreign currency transactions. As of October 31, 1999, the following amounts have been reclassified between undistributed net investment income, accumulated net realized gain on investments and paid-in-capital:

                                           Accumulated
                           Undistributed   Net Realized
                          Net Investment      Gain on      Paid-in-
                              Income        Investments     Capital
                          --------------   ------------    --------
Growth+Value Fund            5,045,729     (5,045,729)             0
International Value Fund       (49,704)        49,704              0
Emerging Markets Value
   Fund                         (1,488)         1,488              0
Research Enhanced
   Index Fund                  160,475       (160,475)             0
Income & Growth
   Fund                        (34,549)        34,549              0
High Total Return Fund II    1,425,560         45,581     (1,471,141)
High Total Return Fund       5,045,407        287,586     (5,332,993)

      These restatements did not affect net investment income, net realized gain on investments, or net assets for the year ended October 31, 1999.

      Foreign Currency -- The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized gain (loss) on foreign currency transactions represents the foreign exchange: (1) gains and losses from the sale of holdings of foreign currencies, (2) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received. Net change in unrealized appreciation (depreciation) of investment and foreign currency arise from changes in the value of assets and liabilities including investment in securities at fiscal year end, resulting from changes in the exchange rate.

      Foreign Currency Forward Contracts -- The Funds may enter into foreign currency forward contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Funds' net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

      Options - The Funds may write (sell) and purchase put and call options. The premium collected or paid by a Fund for the sale or purchase of a call or put option is recorded as an investment and subsequently "marked to market" to reflect the current market value of the option. If an option which a Fund has sold or purchased expires on the stipulated expiration date, the Fund realizes a gain or loss in the amount of the premium received or paid for the option.

      For written options, the Fund's obligation may be discharged in three ways: (1) the option expires on the stipulated expiration date; (2) the option holder exercises the right to call (buy) or put (sell) the security, or (3) the Fund enters into a closing transaction. If the option is held until expiration, the Fund recognizes a gain equal to the amount of premium received. If the written call option is exercised by the counterparty, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If the written put option is exercised by the counterparty, the premium reduces the cost basis of the securities purchased by the Fund. If the Fund enters into a closing transaction, a gain or loss is recognized equal to the difference between the premium received by the Fund from the counterparty and the amount paid by the Fund on effecting a closing purchase transaction, including brokerage commissions. As the writer of options, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Futures contracts - The Funds may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

      Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Funds' agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

PILGRIM MAYFLOWER TRUST
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31,1999

      Variation margin payments are received or made by the Funds each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Funds recognize a gain or loss equal to the daily variation margin. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract.

      Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

      Repurchase Agreements -- The Funds' Custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      Federal Income Taxes -- The Trust intends to comply with the special provisions of the Internal Revenue Code available to investment companies and to distribute all of the taxable net income to their respective shareholders. Therefore, no Federal income tax provision or excise tax provision is required.

      Management's Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      Organization Costs -- Costs incurred by the Trust in connection with its organization of each Fund have been deferred and are being amortized over a period of five years from the date the Funds commenced operations.

Note 2. Investment Advisor, Administrator and Distributor

      Pilgrim Holdings Corp., formerly Northstar Holdings, Inc. (and its wholly-owned operating subsidiaries, Pilgrim Advisors, Inc., (the Advisor), formerly Northstar Investment Management Corp., Pilgrim Securities, Inc. (the "Distributor"), (on November 16, 1999 Northstar Distributors, Inc. was merged into Pilgrim Securities, Inc.), and Pilgrim Group, Inc. (the "Administrator"), (on October 29, 1999 Northstar Administrators Corp. was merged into Pilgrim Group, Inc.), is an indirect wholly-owned subsidiary of ReliaStar Financial Corp. The Advisor serves as each Fund's investment advisor. The Growth + Value Fund, International Value Fund, and Emerging Markets Value Fund pay the Advisor an investment advisory fee calculated at an annual rate of 1.00% of average daily net assets. The Research Enhanced Index pays the Advisor an investment advisory fee calculated at an annual rate of 0.70% of average daily net assets. The Income and Growth Fund and High Total Return Fund pay the Advisor an investment advisory fee calculated at an annual rate of 0.75% on the first $250,000,000 of aggregate average daily net assets, 0.70% on the next $250,000,000 of such assets, 0.65% on the next $250,000,000 of such assets, 0.60% on the next $250,000,000 of such assets, and 0.55% on the assets of each Fund in excess of $1 billion. The High Total Return Fund II pays the Advisor an investment advisory fee calculated at an annual rate of 0.75% of average daily net assets. For the period ended October 31, 1999, the Advisor earned $17,720,311 in investment advisory fees. Navellier Fund Management, Inc. ("Navellier"), a registered investment advisor, serves as subadvisor to the Growth + Value Fund pursuant to a Subadvisory Agreement dated July 31, 1996 and amended and restated on July 1, 1998, between the Advisor and Navellier. For its services, Navellier receives from the Advisor, a fee equal to 0.50% of the average daily net assets of the Fund. For the period ended October 31, 1999, Navellier received $1,355,700 in subadvisory fees from the Advisor. Brandes Investment Partners, L.P. ("Brandes"), a registered investment advisor, serves as subadvisor to the International Value Fund and Emerging Markets Value Fund pursuant to Subadvisory Agreements dated January 23, 1997 and November 8, 1997, respectively, between the Advisor and Brandes. For its services, Brandes receives from the Advisor an annual fee equal to 50% of the management fee that each of the Funds it subadvises pays the Advisor (currently 0.50% of the average daily net assets of each Fund). For the period December 1, 1998 through February 28, 1999, Brandes agreed to waive the subadvisory fee on the Emerging Markets Value Fund. For the period ended October 31, 1999, Brandes received $3,582,411 and $56,232 in subadvisory fees from the Advisor for the International Value Fund and Emerging Markets Value Fund, respectively. J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), a registered investment advisor, serves as subadvisor to the Research Enhanced Index Fund pursuant to a Subadvisory Agreement dated December 21, 1998, between the Advisor and J.P. Morgan. For its services, J.P. Morgan receives from the Advisor, a fee equal to 0.20% of the average daily net assets of the Fund. For the period ended October 31, 1999, J.P. Morgan received $199,666 in subadvisory fees from the Advisor. The Advisor voluntarily undertook to limit the expenses of the Emerging Markets Value Fund to 1.80% (Class A) and 2.50% (Class B and C) of each respective class's average net assets from inception through February 28, 1999. The Advisor has voluntarily undertaken to limit the expenses of the Research Enhanced Index Fund to 1.30% (Class A), 2.00% (Class B and C), and 1.00% (Class I) of each respective class's average net assets. The Advisor will reimburse the

PILGRIM MAYFLOWER TRUST
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31,1999



funds for amounts in excess of such limits. As of October 31, 1999, the Advisor's reimbursements totaled $25,059 and $272,628 for the Emerging Markets Value Fund and Research Enhanced Index Fund, respectively.

      The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets, and an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares. For the period ended October 31, 1999, the Administrator earned $2,605,759 in administrative and account servicing fees.

      Under separate Distribution Plans pertaining to Class A, B, and C shares, the Trust pays the Distributor monthly service fees at an annual rate of 0.25% of the average daily net assets in the case of Class A, B and C shares and monthly distribution fees at the annual rate of 0.05% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class B and C shares. Class I shares do not pay distribution or service fees. As of October 31, 1999, the Trust owed the Distributor $1,508,861 in service and distribution fees.

      The Distributor also receives the proceeds of initial sales charges paid by shareholders upon the purchase of Class A shares and contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, B and C shares. For the period ended October 31, 1999, the Distributor earned the following amounts in sales charges:

                                 Class A       Class B       Class C
                                 Shares        Shares        Shares
                                 -------       --------      -------
Initial sales charges           $477,146         n/a           n/a
Contingent deferred sales
   charges                      $259,833     $6,055,717     $247,753

Note 3. Futures Contracts

      On October 31, 1999, the Research Enhanced Index Fund had $995,000 principal amount of U.S. Treasury obligations pledged as collateral to cover margin requirements for open futures contracts.

      Open futures contracts at October 31, 1999, were as follows:


                                  Number of                                                                    Unrealized
      Contract                    Contracts                   Month                  Commitment               Depreciation
      --------                    ---------                 --------                 ----------               ------------
      S&P 500 Index                  24                        Dec                       Buy                    $232,609


Note 4. Purchases and Sales of Investment Securities

      The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended October 31, 1999, were as follows:


                                         Growth + Value           International         Emerging Markets        Research Enhanced
                                              Fund                 Value Fund              Value Fund              Index Fund
                                          ------------             -----------           --------------          ---------------
Aggregate purchases                        $539,414,201            $539,999,681            $10,316,328            $245,170,723
Aggregate sales                            $503,779,799            $197,723,425            $ 5,238,196            $ 32,298,693


                                      Income & Growth Fund              High Total Return Fund II            High Total Return Fund
                                      --------------------              -------------------------            ---------------------
Aggregate purchases                       $118,740,992                        $250,002,883                        $319,968,619
Aggregate sales                           $184,323,819                        $286,827,818                        $503,275,345


      U.S. Government Securities included above were as follows:


                                         Growth + Value        International Value      Emerging Markets       Research Enhanced
                                              Fund                    Fund                 Value Fund              Index Fund
                                          ------------         -------------------      ---------------        -----------------
Aggregate purchases                                  --                      --                     --                $999,074
Aggregate sales                                      --                      --                     --                      --



                                      Income & Growth Fund              High Total Return Fund II            High Total Return Fund
                                      --------------------              -------------------------            ----------------------
Aggregate purchases                        $ 3,956,300                                  --                                  --
Aggregate sales                            $14,333,640                                  --                                  --

PILGRIM MAYFLOWER TRUST
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31,1999

Note 5. Portfolio Securities (Tax Basis)

      The cost of securities for federal income tax purposes and the aggregate appreciation and depreciation of securities at October 31, 1999 were as follows:



                                          Growth + Value           International         Emerging Markets        Research Enhanced
                                               Fund                 Value Fund              Value Fund              Index Fund
                                          --------------            ------------         ----------------        -----------------
Cost (tax basis)                           $278,612,990            $890,839,004            $17,300,332            $216,861,850
Appreciated Securities                      107,578,437             148,549,579              3,303,823              16,585,022
Depreciated Securities                      (11,889,369)            (44,416,191)            (1,556,489)            (11,735,799)
                                           ------------            ------------            -----------            ------------
Net Unrealized Appreciation                $ 95,689,068            $104,133,388            $ 1,747,334            $  4,849,223
                                           ------------            ------------            -----------            ------------



                                      Income & Growth Fund              High Total Return Fund II            High Total Return Fund
                                       -------------------                --------------------                 -------------------
Cost (tax basis)                           $79,358,237                        $201,785,835                       $ 503,323,247
Appreciated Securities                      13,834,033                           2,615,895                          27,265,431
Depreciated Securities                      (2,121,123)                        (38,562,454)                       (146,577,053)
                                           ------------                       ------------                       -------------
Net Unrealized Appreciation
  (Depreciation)                           $11,712,910                        $(35,946,559)                      $(119,311,622)
                                           ------------                       ------------                       -------------

Note 6. Capital Share Transactions

      Transactions in capital shares of each Fund for the period ended October 31, 1999, were as follows:


                                                                   Pilgrim Growth + Value Fund
                                   --------------------------------------------------------------------------------------------
                                             Class A                         Class B                         Class C
                                   ---------------------------     ---------------------------     ----------------------------
                                     Shares         Amount           Shares          Amount          Shares          Amount
                                   -----------     -----------     -----------     -----------     -----------      -----------
Shares sold                          8,330,313    $119,944,285       3,968,213     $62,085,069       2,142,358      $33,290,488
Reinvested dividends                         0               0               0               0               0                0
Shares redeemed                     (7,420,035)   (104,892,760)     (2,518,709)    (36,547,165)     (1,416,685)     (20,271,515)
                                   -----------     -----------     -----------     -----------     -----------      -----------
Net increase                           910,278     $15,051,525       1,449,504     $25,537,904         725,673      $13,018,973
                                   -----------     -----------     -----------     -----------     -----------      -----------



                                                                 Pilgrim International Value Fund
                                   --------------------------------------------------------------------------------------------
                                             Class A                         Class B                         Class C
                                   ---------------------------     ---------------------------     ----------------------------
                                     Shares         Amount           Shares          Amount          Shares          Amount
                                   -----------     -----------     -----------     -----------     -----------      -----------
Shares sold                         37,389,180    $491,487,619       8,274,008    $111,215,626      12,104,834     $162,419,735
Reinvested dividends                 1,139,195      13,398,457         520,861       6,044,049         515,060        5,974,729
Shares redeemed                    (25,654,229)   (331,576,463)     (2,066,590)    (26,329,963)     (3,018,495)     (39,186,243)
                                   -----------     -----------     -----------     -----------     -----------      -----------
Net increase                        12,874,146    $173,309,613       6,728,279     $90,929,712       9,601,399     $129,208,221
                                   -----------     -----------     -----------     -----------     -----------      -----------




                                                                 Pilgrim Emerging Markets Value Fund
                                   --------------------------------------------------------------------------------------------
                                             Class A                         Class B                         Class C
                                   ---------------------------     ---------------------------     ----------------------------
                                      Shares         Amount           Shares          Amount          Shares          Amount
                                   -----------     -----------     -----------     -----------     -----------      -----------
Shares sold                            655,250      $5,675,647         108,938      $1,036,248         436,868       $3,998,137
Reinvested dividends                     4,477          33,577           4,574          34,258           4,474           33,380
Shares redeemed                       (286,580)     (2,642,410)       (221,319)     (1,848,348)       (111,375)      (1,086,084)
                                   -----------     -----------     -----------     -----------     -----------      -----------
Net increase/decrease                  373,147      $3,066,814        (107,807)      ($777,842)        329,967       $2,945,433
                                   -----------     -----------     -----------     -----------     -----------      -----------




                                                         Pilgrim Research Enhanced Index Fund
                     ---------------------------------------------------------------------------------------------------------
                              Class A                    Class B                    Class C                   Class I
                     ------------------------   ------------------------   ------------------------  -------------------------
                        Shares       Amount        Shares       Amount        Shares       Amount       Shares        Amount
                     -----------  -----------   -----------  -----------   -----------  -----------  -----------  ------------
Shares sold           2,723,102   $29,720,302     9,270,282  $100,006,579    7,106,428  $76,733,954    2,500,010   $25,000,100
Reinvested dividends          0             0             0             0            0            0            0             0
Shares redeemed        (290,337)   (3,146,624)     (317,349)   (3,429,082)    (258,766)  (2,807,689)           0             0
                      ---------   -----------     ---------  ------------    ---------  -----------    ---------   -----------
Net increase          2,432,765   $26,573,678     8,952,933  $ 96,577,497    6,847,662  $73,926,265    2,500,010   $25,000,100
                      ---------   -----------     ---------  ------------    ---------  -----------    ---------   -----------

PILGRIM MAYFLOWER TRUST
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31,1999



                                                          Pilgrim Income and Growth Fund
                            --------------------------------------------------------------------------------------------
                                      Class A                         Class B                         Class C
                            ---------------------------       -------------------------       --------------------------
                              Shares         Amount           Shares          Amount          Shares          Amount
                            -----------     -----------     -----------     -----------     -----------      -----------
Shares sold                     580,037      $6,597,201         573,550      $6,242,558          48,090         $512,926
Reinvested dividends          1,090,994      10,962,013         811,024       8,140,199         554,994        5,743,214
Shares redeemed              (1,652,082)    (19,135,919)     (2,047,790)    (23,535,754)     (2,749,520)     (31,866,843)
                            -----------     -----------     -----------     -----------     -----------      -----------
Net increase/decrease            18,949     ($1,576,705)       (663,216)    ($9,152,997)     (2,146,436)    ($25,610,703)
                            -----------     -----------     -----------     -----------     -----------      -----------



                                                         Pilgrim High Total Return Fund II
                            --------------------------------------------------------------------------------------------
                                      Class A                         Class B                         Class C
                            ---------------------------     ---------------------------     ----------------------------
                              Shares         Amount           Shares          Amount          Shares          Amount
                            -----------     -----------     -----------     -----------     -----------      -----------
Shares sold                   1,794,866      $8,643,904       6,738,331     $32,524,712       2,873,473      $13,882,408
Reinvested dividends            252,341       1,186,807         878,947       4,141,238         320,184        1,511,530
Shares redeemed              (5,815,058)    (27,242,596)    (12,809,519)    (59,589,557)     (6,990,259)     (32,901,666)
                            -----------     -----------     -----------     -----------     -----------      -----------
Net increase/decrease        (3,767,851)   ($17,411,885)     (5,192,241)   ($22,923,607)     (3,796,602)    ($17,507,728)
                            -----------     -----------     -----------     -----------     -----------      -----------



                                                          Pilgrim High Total Return Fund
                            --------------------------------------------------------------------------------------------
                                      Class A                        Class B                         Class C
                            ---------------------------     ---------------------------     ----------------------------
                              Shares         Amount           Shares          Amount           Shares          Amount
                            -----------     -----------     -----------     -----------     -----------      -----------
Shares sold                   8,697,448     $32,933,540      13,334,418     $50,908,759       4,400,033      $17,013,996
Reinvested dividends          1,876,811       7,018,801       3,352,068      12,515,097         580,868        2,180,064
Shares redeemed             (22,068,969)    (81,688,893)    (45,307,016)   (167,404,229)     (9,679,733)     (36,084,554)
                            -----------     -----------     -----------     -----------     -----------      -----------
Net decrease                (11,494,710)   ($41,736,552)    (28,620,530)  ($103,980,373)     (4,698,832)    ($16,890,494)
                            -----------     -----------     -----------     -----------     -----------      -----------


Transactions in capital shares of each class of shares of each Fund for the period ended October 31, 1998, were as follows:


                                                            Pilgrim Growth + Value Fund
                            --------------------------------------------------------------------------------------------
                                      Class A                         Class B                         Class C
                            ---------------------------     ---------------------------     ----------------------------
                              Shares         Amount           Shares          Amount          Shares          Amount
                            -----------     -----------     -----------     -----------     -----------      -----------
Shares sold                   4,527,627     $52,348,896       5,430,943     $62,929,378       2,339,701      $27,238,788
Reinvested dividends             35,555         384,794          62,402         668,329          20,745          220,956
Shares redeemed              (4,188,964)    (47,906,940)     (1,536,021)    (17,178,931)       (952,396)     (10,641,186)
                            -----------     -----------     -----------     -----------     -----------      -----------
Net increase                    374,218      $4,826,750       3,957,324     $46,418,776       1,408,050      $16,818,558
                            -----------     -----------     -----------     -----------     -----------      -----------




                                                         Pilgrim International Value Fund
                            --------------------------------------------------------------------------------------------
                                      Class A                         Class B                         Class C
                            ---------------------------     ---------------------------     ----------------------------
                              Shares         Amount           Shares          Amount          Shares          Amount
                            -----------     -----------     -----------     -----------     -----------      -----------
Shares sold                  23,471,551    $278,306,972       8,027,215     $96,730,318       8,950,805     $107,622,818
Reinvested dividends             36,151         393,327          31,621         342,751          35,060          379,702
Shares redeemed             (11,301,948)   (128,653,076)     (1,093,303)    (12,477,274)     (2,992,118)     (34,661,823)
                            -----------     -----------     -----------     -----------     -----------      -----------
Net increase                 12,205,754    $150,047,223       6,965,533     $84,595,795       5,993,747      $73,340,697
                            -----------    ------------     -----------     -----------     -----------      -----------



                                                        Pilgrim Emerging Markets Value Fund
                            --------------------------------------------------------------------------------------------
                                      Class A                         Class B                         Class C
                            ---------------------------     ---------------------------     ----------------------------
                              Shares         Amount           Shares          Amount          Shares          Amount
                            -----------     -----------     -----------     -----------     -----------      -----------
Shares sold                     586,703      $5,310,769         487,684      $4,541,148         348,558       $3,187,450
Reinvested dividends                  0               0               0               0               0                0
Shares redeemed                 (90,645)       (709,667)        (19,286)       (143,736)        (46,689)        (316,892)
                            -----------     -----------     -----------     -----------     -----------      -----------
Net increase                    496,058      $4,601,102         468,398      $4,397,412         301,869       $2,870,558
                            -----------     -----------     -----------     -----------     -----------      -----------




                                                          Pilgrim Income and Growth Fund
                            --------------------------------------------------------------------------------------------
                                      Class A                         Class B                         Class C
                            ---------------------------     ---------------------------     ----------------------------
                              Shares         Amount           Shares          Amount          Shares          Amount
                            -----------     -----------     -----------     -----------     -----------      -----------
Shares sold                   1,460,784     $17,299,976         385,541      $4,710,280         143,591       $1,782,953
Reinvested dividends            286,311       3,468,930         250,270       3,026,653         364,493        4,406,758
Shares redeemed              (2,013,738)    (24,214,525)     (1,788,219)    (21,794,555)     (2,573,208)     (30,443,545)
                            -----------     -----------     -----------     -----------     -----------      -----------
Net decrease                   (266,643)    ($3,445,619)     (1,152,408)   ($14,057,622)     (2,065,124)    ($24,253,834)
                            -----------     -----------     -----------     -----------     -----------      -----------

PILGRIM MAYFLOWER TRUST
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31,1999



                                                    Pilgrim High Total Return Fund II
                       --------------------------------------------------------------------------------------------
                                 Class A                         Class B                         Class C
                       --------------------------------------------------------------------------------------------
                          Shares         Amount           Shares          Amount          Shares          Amount
                       -----------     -----------     -----------     -----------     -----------      -----------
Shares sold              9,464,888     $52,213,452      30,726,099    $169,510,680      12,093,890      $67,132,621
Reinvested dividends       195,435       1,047,749         533,502       2,853,263         265,028        1,426,932
Shares redeemed         (2,663,248)    (14,330,427)     (2,921,191)    (15,435,403)     (3,399,441)     (18,099,145)
                       -----------     -----------     -----------     -----------     -----------      -----------
Net increase             6,997,075     $38,930,774      28,338,410    $156,928,540       8,959,477      $50,460,408
                       -----------     -----------     -----------     -----------     -----------      -----------



                                                     Pilgrim High Total Return Fund
                       --------------------------------------------------------------------------------------------
                                 Class A                         Class B                         Class C
                       ---------------------------     ---------------------------     ----------------------------
                         Shares         Amount           Shares          Amount          Shares          Amount
                       -----------     -----------     -----------     -----------     -----------      -----------
Shares sold              7,307,502     $33,700,237      13,631,735     $63,015,584       3,164,086      $14,488,332
Reinvested dividends     2,832,172      13,014,409       4,666,940      21,417,535         773,187        3,559,008
Shares redeemed        (13,775,835)    (63,140,734)    (19,998,694)    (90,185,269)     (6,407,467)     (29,146,427)
                       -----------     -----------     -----------     -----------     -----------      -----------
Net  decrease           (3,636,161)   ($16,426,088)     (1,700,019)    ($5,752,150)     (2,470,194)    ($11,099,087)
                       -----------     -----------     -----------     -----------     -----------      -----------


Note 7. Credit Risk and Defaulted Securities

      Although each Fund is a diversified portfolio, the High Total Return Fund II and High Total Return Fund had 71.23% and 86.49%, respectively, of their portfolios invested in lower-rated and comparable quality unrated high-yield securities. Investments in higher-yield securities are accompanied by a greater degree of credit risk and such lower-rated securities tend to be more sensitive to economic conditions than higher-rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At October 31, 1999, the High Total Return Fund II held Irridium LLC, Forman Petroleum, Hurricane Hydrocarbons, Tri Polyta, Willcox & Gibbs, defaulted securities, and International Wireless, a bankrupt security. The aggregate value for these securities is $3,490,300. At October 31, 1999 the High Total Return Fund held Forman Petroleum, Hurricane Hydrocabons, Tri Polyta, Willcox & Gibbs, Irridium LLC, defaulted securities, International Wireless and SA Telecom, bankrupt securities. The aggregate value for these securities is $11,432,575.

      For financial reporting purposes, it is each Fund's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted bonds for the current reporting period.

Note 8. Forward Foreign Currency Contracts as of October 31, 1999 for the Pilgrim International Value Fund.


                               Currency         Settlement           In Exchange                             Net Unrealized
                              To Deliver           Date                  For                 Value $         (Depreciation)
                              ----------        ----------          -------------            -------         -------------
Euro Dollar EURO               1,799,718          11/2/99          USD   1,922,459          1,893,547               (28,912)
Euro Dollar EURO               2,261,492         11/30/99          USD   2,419,344          2,383,961               (35,383)
British Pound GBP              2,231,785          11/1/99          USD   3,713,746          3,667,285               (46,461)
British Pound GBP                909,001          11/3/99          USD   1,494,407          1,493,689                  (718)
                                                                   ---------------          ---------        ---------------
                                                                         9,549,956          9,438,482              (111,474)
                                                                   ---------------          ---------        ---------------


                                Currency         Settlement          In Exchange                             Net Unrealized
                               To Purchase          Date                 For                 Value $         (Depreciation)
                               -----------       ----------        ---------------          ---------        --------------
Hong Kong Dollar HKD           18,734,566         11/1/99          USD   2,411,048          2,411,472                  (424)
                                                                   ---------------          ---------        ---------------

PILGRIM MAYFLOWER TRUST
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1999


Note 9. Security Loans

      Each Fund may lend its securities to brokers, dealers and other financial institutions in amounts up to one third of the value of its total assets. The loans are fully collateralized at all times by cash or liquid high grade securities. As with other extensions of credit, each Fund may bear risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of fees or all or a portion of the income from investments of the collateral. The Funds also continue to earn income on the securities loaned. At October 31, 1999, the Funds did not have any securities on loan.

Note 10. Federal Income Tax - Capital Loss Carryforward

      During 1999, the Growth + Value Fund and the Emerging Market Value Fund utilized the prior years capital loss carryforward amounts of $26,282,878 and $114,095, respectively.

      At October 31, 1999, the High Total Return Fund II had capital loss carryforwards of $31,512,402 expiring October 31, 2006, and the High Total Return Fund had capital loss carryforwards of $6,107,124 and $99,343,698 expiring October 31, 2006 and 2007 respectively.

Note 11. Letter of Credit

      The Pilgrim Mayflower Trust, Pilgrim Equity Trust, Pilgrim Trust, and Pilgrim Funds (collectively the "Funds") have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $50,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds pays a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. During the period ended October, 31, 1999, the Funds did not have any loans outstanding.

Note 12. Tax Information (Unaudited)

      The amount of long-term capital gain paid for the fiscal year ended October 31, 1999 was $14,936,347 and $25,873,089 for the International Value Fund and Income and Growth Fund, respectively.

      Of the ordinary distributions made during the fiscal year ended October 31, 1999, the following percentages qualify for the dividends received deduction available to corporate shareholders; 96%, 5%, and 9% for the Income and Growth Fund, High Total Return Fund II, and High Total Return Fund, respectively.

      The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

      The foreign taxes paid or withheld per share, $1,456,704 in total and $0.02 per share for the International Value Fund, represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

PILGRIM MAYFLOWER TRUST
REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Trustees
of Pilgrim Mayflower Trust:

      In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Pilgrim Mayflower Trust (formerly Northstar Trust), comprising Pilgrim Growth + Value Fund (formerly Northstar Growth + Value Fund), Pilgrim International Value Fund (formerly Northstar International Value Fund), Pilgrim Emerging Markets Value Fund (formerly Northstar Emerging Markets Value Fund), Pilgrim Research Enhanced Index Fund (formerly Northstar Research Enhanced Index Fund), Pilgrim Income and Growth Fund (formerly Northstar Income and Growth Fund), Pilgrim High Total Return Fund II (formerly Northstar High Total Return Fund II) and Pilgrim High Total Return Fund (formerly Northstar High Total Return Fund), (collectively, the "Trust") at October 31, 1999, and the results of each of their operations for the year then ended, except for Pilgrim Research Enhanced Index Fund for which the period was from December 30, 1998 (commencement of operations) to October 31, 1999, the changes in each of their net assets for each of the two years in the period then ended, except for Pilgrim Research Enhanced Index Fund for which the period was from December 30, 1998 (commencement of operations) to October 31, 1999, and the financial highlights for each of the periods presented, except for the financial highlights for Pilgrim International Value Fund for the year ended October 31, 1996 and the period from March 6, 1995 to October 31, 1995, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

      The financial highlights for the year ended October 31, 1996 and the period from March 6, 1995 to October 31, 1995 of Pilgrim International Value Fund were audited by other auditors whose report dated December 4, 1996 expressed an unqualified opinion on these financial highlights.

PricewaterhouseCoopers LLP
New York, New York
December 6, 1999

                                                             Investment Manager
                                                         Pilgrim Advisors, Inc.
                                            40 North Central Avenue, Suite 1200
                                                    Phoenix, Arizona 85004-4408

                                                                    Distributor
                                                       Pilgrim Securities, Inc.
                                            40 North Central Avenue, Suite 1200
                                                    Phoenix, Arizona 85004-4408

                                                                  Administrator
                                                            Pilgrim Group, Inc.
                                            40 North Central Avenue, Suite 1200
                                                    Phoenix, Arizona 85004-4408

                                                                 Transfer Agent
                                                              DST Systems, Inc.
                                                                P.O. Box 419368
                                               Kansas City, Missouri 64141-6368

                                                                      Custodian
                                                    State Street Bank and Trust
                                                               1 Heritage Place
                                              North Quincy, Massachusetts 02171

                                                                  Legal Counsel
                                                         Dechert Price & Rhoads
                                                          1775 Eye Street, N.W.
                                                         Washington, D.C. 20006

                                                           Independent Auditors
                                                     PricewaterhouseCoopers LLP
                                                    1177 Avenue of the Americas
                                                             New York, NY 10036


Prospectuses containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling Pilgrim Securities, Inc. Distributor at 1-800-334-3444.
Please read the prospectuses carefully before you invest or send money.